       As Filed with the Securities and Exchange Commission on December 28, 1999
                                                      Registration Nos. 33-59840
                                                                        811-7582
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      |X|
                          Pre-Effective Amendment No.                    |_|
                        Post-Effective Amendment No. 10                  |X|
                                     and/or


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  |X|
                                Amendment No. 11                         |X|
                        (Check appropriate box or boxes)

                                THE VALIANT FUND
               (Exact name of Registrant as specified in charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
             (Address of Principal Executive Offices with Zip Code)



       Registrant's Telephone Number, including Area Code: (800) 828-2176



                                  Curtis Barnes
                                The Valiant Fund
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                     (Name and Address of Agent for Service)


                                 with a copy to:
                            Timothy W. Diggins, Esq.
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110


It is proposed that this filing will become effective:


        _X_       immediately upon filing pursuant to paragraph (b)
        ___       on (date) pursuant to paragraph (b)
        ___       on (date) pursuant to paragraph (a)(i)
        ___       75 days after filing pursuant to paragraph (a)(ii)
        ___       on (date) pursuant to paragraph (a)(ii) of rule 485
        ___       60 days after filing pursuant to paragraph (a)(i)


If appropriate, check the following box:

        ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                THE VALIANT FUND


                                 CLASS A SHARES

                                ---------------

                       PROSPECTUS DATED DECEMBER 29, 1999

                                ---------------


                      U.S. TREASURY MONEY MARKET PORTFOLIO

                         U.S. TREASURY INCOME PORTFOLIO
                         GENERAL MONEY MARKET PORTFOLIO
                       TAX-EXEMPT MONEY MARKET PORTFOLIO

                                   QUESTIONS?
                          Call 1-800-828-2176 or your
                           investment representative.


                MANAGED BY INTEGRITY MANAGEMENT & RESEARCH, INC.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         THE VALIANT FUND                         CONTENTS


                                                RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES
                                                INCLUDES INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

Carefully review this                               4  Overview
important section, which                          5-7  U.S. Treasury Money Market Portfolio
summarizes each Portfolio's                      8-10  U.S. Treasury Income Portfolio
investments, strategies,                        11-13  General Money Market Portfolio
risks, past performance, and                    14-16  Tax-Exempt Money Market Portfolio
fees.                                              17  Fees and Expenses

                                                ADDITIONAL INFORMATION

                                                   20

                                                FUND MANAGEMENT

Review this section for                            21  The Investment Adviser
details on the people and                          21  The Distributor
organizations who oversee                          21  The Administrator
the Portfolios.

                                                SHAREHOLDER INFORMATION

Review this section for                            22  Pricing of Portfolios Shares
details on how shares are                       23-24  Purchasing and Adding to Your Shares
valued, how to purchase and                        24  Selling Your Shares
sell shares, related charges                       25  General Policies on Selling Shares
and payments of dividends                          25  Distribution and Service (12b-1) Fees
and distributions.                              25-26  Dividends, Distributions and Taxes

                                                FINANCIAL HIGHLIGHTS

                                                27-30  Financial Highlights

 [LOGO]
            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

   OVERVIEW


   The Trust offers Class A shares, Class B shares, Class C shares, Class D shares and Class E shares. The five classes of shares are identical, except as to the services offered to and the expenses borne by each class. Before purchasing, you should determine which class is appropriate for you by carefully reading its prospectus. THIS PROSPECTUS RELATES ONLY TO THE CLASS A SHARES.


   Each Portfolio is designed exclusively for investment of short-term monies held in institutional accounts. Shares of the Portfolios may be purchased by banks and other institutional investors that have entered into service agreements with Integrity Investments, Inc. (the "Distributor"), 1-800-828-2176.

   Each Portfolio is a money market fund. As a money market fund, each Portfolio is subject to maturity, quality and diversification requirements designed to help it in its effort to maintain a stable price of $1.00 per share. Under these requirements, each Portfolio's investments must have a remaining maturity of no more than 397 days and its investments must maintain an average weighted maturity that does not exceed 90 days.

              Money Market Securities are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features that have the effect of shortening the security's maturity. Taxable money market securities include bank certificates of deposit, bank acceptances, bank time deposits, notes, commercial paper and U.S. Government securities. Municipal money market securities include variable rate demand notes, commercial paper and municipal notes.


   The Portfolios:



   - The U.S. Treasury Money Market Portfolio invests all of its assets in securities issued or guaranteed by the United States Government or its agencies, and repurchase agreements collateralized by such U.S. Government Obligations.



   - The U.S. Treasury Income Portfolio invests all of its assets in U.S. Government Obligations which are backed by the full faith and credit of the U.S. Government.



   - The General Money Market Portfolio invests in U.S. dollar-denominated short-term debt securities.



   - The Tax-Exempt Money Market Portfolio invests in high-quality, short-term municipal securities and in high-quality, long-term municipal securities whose features give them interest rates, maturities and prices similar to short-term instruments.


   A few general risks:

   - An investment in the Portfolios is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   - Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.

 [LOGO]
            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

   U.S. TREASURY MONEY MARKET PORTFOLIO


    INVESTMENT OBJECTIVES             The Portfolio seeks to obtain as high a level of current
                                      income as is consistent with the preservation of capital and liquidity.

    PRINCIPAL INVESTMENT              The Portfolio's principal investment strategies include:
    STRATEGIES                        - Investing in money market instruments issued by the U.S.
                                        Treasury, certain U.S. Government agencies and in U.S.
                                        Government backed repurchase agreements.
                                      - Generally maintaining a dollar-weighted average maturity of 90 days or less.
                                      - Investing in compliance with SEC rule requirements for
                                        money market funds for the quality, maturity and
                                        diversification of investments.

                                      The Portfolio invests based on considerations of safety of principal and liquidity, which means that the Portfolio may not necessarily invest in securities paying the highest
                                      available yield at a particular time. The Portfolio will
                                      attempt to increase its yield by trading to take advantage of short-term market variations. The Adviser generally
                                      evaluates investments based on interest rate sensitivity.

                                      Under normal market conditions, at least 65% of its total
                                      assets will be invested in direct U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury
                                      obligations.

                                      A full discussion of additional permissible investments is included in the Statement of Additional Information ("SAI").

    PRINCIPAL INVESTMENT RISKS        The Portfolio is a "money market fund" that seeks to
                                      maintain a stable net asset value of $1.00 per share. There is no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share. It is possible to lose money by investing in the Portfolio.

                                      There can be no assurance that the investment objective of the Portfolio will be achieved.

                                      Other principal risks of investing in the Portfolio are:
                                      - INTEREST RATE RISK.  This is the risk that changes in
                                        interest rates will affect the yield or value of the
                                        Portfolio's investments in debt securities. Because the
                                        Portfolio invests in short-term securities, a decline in
                                        interest rates will affect the Portfolio's yield as these
                                        securities mature or are sold and the Portfolio purchases
                                        new short-term Securities with a lower yield. Generally,
                                        an increase in interest rates causes the value of a debt
                                        instrument to decrease. The change in value for
                                        shorter-term securities is usually smaller than for
                                        securities with longer maturities.

 [LOGO]
            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES





                                      - CREDIT RISK.  Although U.S. Government securities,
                                        particularly U.S. Treasury obligations, have historically
                                        involved little risk, if an issuer fails to pay interest
                                        or repay principal, the value of your investment could
                                        decline.

                                      - SELECTION RISK.  The Adviser evaluates the rewards and
                                        risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment
                                        objective. It is possible, however, that these evaluations will prove to be inaccurate.

    WHO MAY WANT TO INVEST?           Consider investing in the Portfolio if you are:
                                      [ ] SEEKING PRESERVATION OF CAPITAL
                                      [ ] HAVE A LOW RISK TOLERANCE
                                      [ ] WILLING TO ACCEPT LOWER POTENTIAL RETURNS IN EXCHANGE
                                          FOR A HIGH DEGREE OF SAFETY
                                      [ ] INVESTING SHORT-TERM RESERVES

                                      This Portfolio will not be appropriate for someone:
                                      [ ] SEEKING HIGH TOTAL RETURNS
                                      [ ] PURSUING A LONG-TERM GOAL OR INVESTING FOR RETIREMENT

            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES



                                                  PERFORMANCE BAR CHART AND
                                  TABLE
                                                 YEAR-BY-YEAR TOTAL RETURNS AS
                                  OF 12/31

1995                                                                           5.83
1996                                                                           5.29
1997                                                                           5.37
1998                                                                           5.27


                                  Of course, past performance does not indicate how the Portfolio will perform in the future.


                                   Best quarter: 1.46% for the quarter ending
                                                 June 30, 1995


                                   Worst quarter: 1.08% for the quarter ending
                                                  September 30, 1994


                                        AVERAGE ANNUAL TOTAL RETURNS
                                 (for the periods ending December 31, 1998)
   The chart and table on this
   page are intended to give
   you some indication of risk
   of investing in the
   Portfolio. They show how
   the U.S. Treasury Money
   Market Portfolio has
   performed and how its
   performance has varied from
   year to year. The bar chart
   shows changes in the
   Portfolio's yearly
   performance since inception
   to demonstrate that the
   Portfolio has gained and
   lost value at differing
   times.

                                                                   SINCE INCEPTION
                                                       PAST YEAR      (5/17/94)
   U.S. TREASURY MONEY MARKET PORTFOLIO                  5.27%          5.33%


  As of September 30, 1999 the 7-day yield was 4.92%. For current yield information on the Portfolio, call 1-800-828-2176.

            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES




   U.S. TREASURY INCOME PORTFOLIO

    INVESTMENT OBJECTIVES             The Portfolio seeks to obtain as high a level of current
                                      income as is consistent with the preservation of capital and liquidity.

    PRINCIPAL INVESTMENT              The Portfolio's principal investment strategies include:
    STRATEGIES                        - Investing all of its assets in U.S. Government Obligations which are backed by the full faith and credit of the U.S.
                                        Government and whose interest income is generally not
                                        subject to state income tax. Under normal market
                                        conditions, the Portfolio invests at least 65% of its
                                        total assets in U.S. Treasury obligations such as U.S.
                                        Treasury bills, notes and bonds.
                                      - Generally maintaining a dollar-weighted average of 90 days or less.
                                      - Investing in compliance with SEC rule requirements for
                                        money market funds for quality, maturity and diversification of investments.
                                      A full discussion of additional permissible investments is included in the SAI.

    PRINCIPAL INVESTMENT RISKS        The Portfolio is a "money market fund" that seeks to
                                      maintain a stable net asset value of $1.00 per share. There is no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share. It is possible to lose money by investing in the Portfolio.
                                      There can be no assurance that the investment objective of the Portfolio will be achieved. Other principal risks of
                                      investing in the Portfolio are:

                                      - INTEREST RATE RISK.  This is the risk that changes in
                                        interest rates will affect the yield or value of the
                                        Portfolio's investments in debt securities. Because the
                                        Portfolio invests in short-term securities, a decline in
                                        interest rates will affect the Portfolio's yield as these
                                        securities mature or are sold and the Portfolio purchases
                                        new short-term securities with a lower yield. Generally,
                                        an increase in interest rates causes the value of a debt
                                        instrument to decrease. The change in value for
                                        shorter-term securities is usually smaller than for
                                        securities with longer maturities.

                                      - CREDIT RISK.  Although U.S. Government securities,
                                        particularly U.S. Treasury obligations, have historically
                                        involved little risk, if an issuer fails to pay interest
                                        or repay principal, the value of your investment could
                                        decline.

            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES




                                      - SELECTION RISK.  The Adviser evaluates the rewards and
                                        risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment
                                        objective. It is possible, however, that these evaluations will prove to be inaccurate.

    WHO MAY WANT TO INVEST?           Consider investing in the Portfolio if you are:
                                      [ ] SEEKING PRESERVATION OF CAPITAL
                                      [ ] HAVE A LOW RISK TOLERANCE
                                      [ ] WILLING TO ACCEPT LOWER POTENTIAL RETURNS IN EXCHANGE
                                          FOR A HIGH DEGREE OF SAFETY
                                      [ ] INVESTING SHORT-TERM RESERVES

                                      This Portfolio will not be appropriate for someone:
                                      [ ] SEEKING HIGH TOTAL RETURNS
                                      [ ] PURSUING A LONG-TERM GOAL OR INVESTING FOR RETIREMENT

            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES



                                                  PERFORMANCE BAR CHART AND
                                  TABLE
                                                  PERIOD-BY-PERIOD RETURNS* AS
                                  OF 12/31

1994                                                                            0.34
1995                                                                            0.49
1996                                                                            0.21
1997                                                                            0.53
1998                                                                            0.72


                                  Of course, past performance does not indicate how the Portfolio will perform in the future.


                                          Best quarter:  1st Q 1998     0.74%(1)


                                          Worst quarter: 1st Q 1994     0.12%(2)


                                               TOTAL RETURNS
                                 (for the periods ending December 31, 1998)
   The chart and table on this
   page are intended to give
   you some indication of risk
   of investing in the
   Portfolio. They show how
   the U.S. Treasury Income
   Portfolio has performed and
   how its performance has
   varied from year to year.
   The bar chart shows changes
   in the Portfolio's yearly
   performance since inception
   to demonstrate that the
   Portfolio has gained and
   lost value at differing
   times.


                                                                                      SINCE INCEPTION*
                                                       PAST YEAR*    PAST 5 YEARS*       (12/28/93)
   U.S. TREASURY INCOME PORTFOLIO                         0.72%           0.46%             0.39%



  For the period January 1, 1999 through January 22, 1999 the total return was 0.40%*. Without expense limitations, the Portfolio's total return would have been 0.38%. For current yield information on the Portfolio, call 1-800-828-2176.


---------------

   (1) The Portfolio operated from January 1, 1998 to February 11, 1998.

   (2) The Portfolio operated from January 1, 1994 to January 12, 1994.

   * The Portfolio operates on an intermittent basis. The returns presented in this Bar Chart and Table for the periods would be different if the Portfolio operated on a continuous basis.

            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES



   GENERAL MONEY MARKET PORTFOLIO

    INVESTMENT OBJECTIVES             The Portfolio seeks to obtain as high a level of current
                                      income as is consistent with the preservation of capital and liquidity.

    PRINCIPAL INVESTMENT              The Portfolio's principal investment strategies include:
    STRATEGIES                        - Investing in U.S. dollar-denominated, short-term
                                        obligations of domestic and foreign issuers, including
                                        banks, rated in the highest category by at least two
                                        nationally recognized rating services, U.S. Government
                                        securities, repurchase agreements, affiliated bank
                                        transactions, letters of credit, variable and floating
                                        rate instruments, commercial paper and restricted
                                        securities, as well as borrowing through reverse
                                        repurchase agreements.

                                      - Generally maintaining a dollar-weighted average maturity of 90 days or less.

                                      - Investing in compliance with SEC rule requirements for
                                        money market funds for the quality, maturity and
                                        diversification of investments.

                                      Although the Portfolio does not actively invest in the
                                      obligations of foreign issuers, an increase in the size of the portfolio may provide an opportunity to implement this investment strategy.

                                      The Portfolio may invest 25% or more of its total assets in the domestic banking industry.

                                      A full discussion of additional permissible investments is included in the SAI.

    PRINCIPAL INVESTMENT RISKS        The Portfolio is a "money market fund" that seeks to
                                      maintain a stable net asset value of $1.00 per share. There is no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share. It is possible to lose money by investing in the Portfolio.

                                      There can be no assurance that the investment objective of the Portfolio will be achieved.

                                      Other principal risks of investing in the Portfolio are:

                                      - INTEREST RATE RISK. This is the risk that changes in
                                        interest rates will affect the yield or value of the
                                        Portfolio's investments in debt securities. Because the
                                        Portfolio invests in short-term securities, a decline in
                                        interest rates will affect the Portfolio's yield as these
                                        securities mature or are sold and the Portfolio purchases
                                        new short-term securities with a lower yield. Generally,
                                        an increase in interest rates causes the value of a debt
                                        instrument to decrease. The change in value for
                                        shorter-term securities is usually smaller than for
                                        securities with longer maturities.

            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES




                                      - CREDIT RISK. This is the risk that the issuer or guarantor of a debt security will be unable or unwilling to make
                                        timely interest or principal payments, or to otherwise
                                        honor its obligations. Credit risk includes the
                                        possibility that any of the Portfolio's investments will
                                        have its credit ratings downgraded. The Portfolio will
                                        only purchase a money market instrument if it presents
                                        minimal credit risks.

                                      - SELECTION RISK. The Adviser evaluates the rewards and
                                        risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment
                                        objective. It is possible, however, that these evaluations will prove to be inaccurate.

                                      - FOREIGN INVESTMENT RISK. The Portfolio's investments in
                                        U.S. dollar-denominated obligations of foreign branches of
                                        U.S. banks and U.S. branches of foreign banks may be
                                        subject to foreign risk. Foreign securities issuers are
                                        usually not subject to the same degree of regulation as
                                        U.S. issuers. Reporting, accounting, and auditing
                                        standards of foreign countries differ, in some cases,
                                        significantly from U.S. standards. Foreign risk includes
                                        nationalization, expropriation or confiscatory taxation,
                                        currency blockage, political changes or diplomatic
                                        developments that could adversely affect the portfolio's
                                        investments.

    WHO MAY WANT TO INVEST?           Consider investing in the Portfolio if you are:
                                      [ ] SEEKING PRESERVATION OF CAPITAL
                                      [ ] HAVE A LOW RISK TOLERANCE
                                      [ ] WILLING TO ACCEPT LOWER POTENTIAL RETURNS IN EXCHANGE
                                          FOR A HIGH DEGREE OF SAFETY
                                      [ ] INVESTING SHORT-TERM RESERVES

                                      This Portfolio will not be appropriate for someone:
                                      [ ] SEEKING HIGH TOTAL RETURNS
                                      [ ] PURSUING A LONG-TERM GOAL OR INVESTING FOR RETIREMENT

            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES



                                                  PERFORMANCE BAR CHART AND
                                  TABLE
                                                 YEAR-BY-YEAR TOTAL RETURNS AS
                                  OF 12/31

1994                                                                           4.21
1995                                                                           5.95
1996                                                                           5.31
1997                                                                           5.50
1998                                                                           5.43


                                  Of course, past performance does not indicate how the Portfolio will perform in the future.


                                   Best quarter:  1.49% for the quarter ending
                                                  June 30, 1995

                                   Worst quarter: 0.77% for the quarter ending
                                                  December 31, 1993

                                        AVERAGE ANNUAL TOTAL RETURNS
                                 (for the periods ending December 31, 1998)

   The chart and table on this
   page are intended to give
   you some indication of risk
   of investing in the
   Portfolio. They show how
   the General Money Market
   Portfolio has performed and
   how its performance has
   varied from year to year.
   The bar chart shows changes
   in the Portfolio's yearly
   performance since inception
   to demonstrate that the
   Portfolio has gained and
   lost value at differing
   times.


                                                                                  SINCE INCEPTION
                                                       PAST YEAR   PAST 5 YEARS      (9/21/93)
   GENERAL MONEY MARKET PORTFOLIO                        5.43%         5.30%           5.19%


  As of September 30, 1999 the 7-day yield was 5.13%. For current yield information on the Portfolio, call 1-800-828-2176.

            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES




   TAX-EXEMPT MONEY MARKET PORTFOLIO

    INVESTMENT OBJECTIVES             The Portfolio seeks primarily income exempt from federal
                                      income tax.

    PRINCIPAL                         The Portfolio's principal investment strategies include:
    INVESTMENT STRATEGIES             - Investing in municipal money market securities including variable and floating rate instruments.
                                      - Investing in compliance with SEC rule requirements for
                                        money market funds for the quality, maturity and
                                        diversification of investments.
                                      - Municipal securities subject to restrictions on resale.
                                      - Investing in repurchase agreements, forward commitments, when-issued securities, letters of credit, and standby
                                        commitments, and borrowing through reverse repurchase
                                        agreements.
                                      Under normal market conditions, the Portfolio will invest
                                      100% of its investable assets in securities whose income is exempt from federal income tax.
                                      As a temporary defensive measure because of market,
                                      economic, political or other conditions, the Portfolio may invest in taxable money market securities. These temporary investments may produce taxable income.
                                      The Portfolio will not invest in Municipal Securities whose interest is subject to the federal alternative minimum tax
                                      ("AMT") for individuals.
                                      The Portfolio buys and sells securities based on its
                                      objective of maximizing current income consistent with
                                      safety of principal and liquidity. The Portfolio will
                                      attempt to increase its yields by trading to take advantage of short-term market variations. The Fund's Adviser
                                      evaluates investments based on credit Analysis and the
                                      interest rate outlook.
                                      A full discussion of additional permissible investments is included in the SAI.

    PRINCIPAL                         The Fund is a "money market fund" that seeks to maintain a
    INVESTMENT RISKS                  stable net asset value of $1.00 per share. There is no
                                      guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share. It is possible to
                                      lose money by investing in the Portfolio.

                                      There can be no assurance that the investment objective of the Portfolio will be achieved.



    Municipal Securities
    are issued to raise
    money for a variety
    of public and
    private purposes,
    including general
    financing for state
    and local
    governments, or
    financing for a
    specific project or
    public facility.
    Municipal securities
    may be fully or
    partially backed by
    the local
    government, by the
    credit of a private
    issuer, by the
    current or
    anticipated revenues
    from a specific
    project or specific
    assets, or by
    domestic or foreign
    entities providing
    credit support such
    as letters of
    credit, guarantees
    or insurance.

            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES



                                      Other principal risks of investing in the Fund are:
                                      - INTEREST RATE RISK. This is the risk that changes in
                                        interest rates will affect the yield or value of the
                                        Portfolio's investments in municipal debt securities.
                                        Prices of municipal obligations tend to move inversely
                                        with changes in interest rates. The most immediate effect
                                        of a rise in rates is usually a drop in the prices of such securities, and therefore in the Portfolio's yield as
                                        well. Interest rate risk is usually greater for
                                        fixed-income securities with longer maturities or
                                        durations.
                                      - CREDIT RISK. Although credit risk is very low because the
                                        Portfolio only invests in high quality obligations, if an
                                        issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state
                                        or local government issuer to make payments can be
                                        affected by many factors, including economic conditions,
                                        the flow of tax revenues and changes in the level of
                                        federal, state or local aid. Some municipal securities are payable only from limited revenue sources or by private
                                        entities.
                                      - SELECTION RISK. The Adviser evaluates the rewards and
                                        risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment
                                        objective. It is possible, however, that these evaluations will prove to be inaccurate.

    WHO MAY WANT TO INVEST?           Consider investing in the Portfolio if you are:
                                      [ ] SEEKING PRESERVATION OF CAPITAL
                                      [ ] HAVE A LOW RISK TOLERANCE
                                      [ ] WILLING TO ACCEPT LOWER POTENTIAL RETURNS IN EXCHANGE
                                          FOR A HIGH DEGREE OF SAFETY
                                      [ ] INVESTING SHORT-TERM RESERVES

                                      This Portfolio will not be appropriate for someone:
                                      [ ] SEEKING HIGH TOTAL RETURNS
                                      [ ] INVESTING AS PART OF A RETIREMENT PLAN BECAUSE THE PLANS
                                          CAN NOT BENEFIT FROM TAX EXEMPT INCOME
                                      [ ] PURSUING A LONG-TERM GOAL

            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES


                                                  PERFORMANCE BAR CHART AND
                                  TABLE
                                                 YEAR-BY-YEAR TOTAL RETURNS AS
                                  OF 12/31

1994                                                                           2.78
1995                                                                           3.70
1996                                                                           3.33
1997                                                                           3.48
1998                                                                           3.27

                                  Of course, past performance does not indicate how the Portfolio will perform in the future.


                                   Best quarter:    0.97% for the quarter
                                                    ending June 30, 1995


                                   Worst quarter:   0.52% for the quarter ending
                                                    March 31, 1994



                                        AVERAGE ANNUAL TOTAL RETURNS
                                 (for the periods ending December 31, 1998)


   The chart and table on this
   page are intended to give
   you some indication of risk
   of investing in the
   Portfolio. They show how
   the Tax-Exempt Money Market
   Portfolio has performed and
   how its performance has
   varied from year to year.
   The bar chart shows changes
   in the Portfolio's yearly
   performance since inception
   to demonstrate that the
   Portfolio has gained and
   lost value at differing
   times.



                                                                                  SINCE INCEPTION
                                                       PAST YEAR   PAST 5 YEARS      (10/7/93)
   TAX-EXEMPT MONEY MARKET PORTFOLIO                     3.27%         3.31%           3.27%



  As of September 30, 1999 the 7-day yield was 3.43%. For current yield information on the Portfolio, call 1-800-828-2176.

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            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

                               FEES AND EXPENSES


                                                                      U.S.
                                                                    TREASURY     U.S. TREASURY     GENERAL       TAX-EXEMPT
                                                                  MONEY MARKET      INCOME       MONEY MARKET   MONEY MARKET
                                                                   PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                         SHAREHOLDER FEES         ------------   -------------   ------------   ------------
                                   (FEES PAID DIRECTLY FROM YOUR   CLASS          CLASS           CLASS          CLASS
                                            INVESTMENT)              A              A               A              A
                                  Maximum sales charge (load) on
                                  purchases                           None           None            None           None
                                  ANNUAL PORTFOLIO OPERATING
                                  EXPENSES (EXPENSES THAT ARE
                                  DEDUCTED FROM PORTFOLIO ASSETS)
                                  Management fees(1)                   .20%           .20%            .20%           .20%
                                  Distribution and Service
                                  (12b-1) fees(2)                      .35%           .35%            .35%           .35%
                                  Other expenses(3)                    .01%           .01%            .01%           .01%
                                  Gross Annual Portfolio
                                  operating expenses(3)                .56%           .56%            .56%           .56%
                                  Fee Waivers(2,4)                     .36%           .36%            .36%           .36%
                                  Total Annual Portfolio
                                  operating expenses                   .20%           .20%            .20%           .20%



                               (1) The Portfolios are contractually reimbursing
                                   expenses which causes the actual Management fee to be 0.19%.



                               (2) The Trust has adopted a Distribution and
                                   Shareholder Servicing Plan (the "Plan") for the Class A shares. No payments under the Plan for Class A shares have been authorized or will be made during the current fiscal year.



                               (3) Other expenses and Gross Annual Portfolio
                                   operating expenses of the Portfolios are estimated for the current fiscal year.



                               (4) The Portfolios' Adviser has contractually
                                   agreed to reimburse Other expenses and waive certain 12b-1 fees necessary to limit total expenses to 0.20% for Class A shares until August 31, 2000.

   EXPENSE EXAMPLE

   Use the example below to compare fees and expenses with those of other Portfolios. It illustrates the amount of fees and expenses you would pay, assuming the following:
     - $10,000 investment
     - 5% annual return
     - redemption at the end of each period
     - no changes in the Portfolio's operating expenses except in Year 1 when the waiver is in effect
     - reinvestment of dividends and distributions

   Because this example is hypothetical and for comparison only, your actual costs will be different.


                                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
   U.S. TREASURY MONEY MARKET PORTFOLIO                 $20      $143      $277       $667
   U.S. TREASURY INCOME PORTFOLIO                       $20      $143      $277       $667
   GENERAL MONEY MARKET PORTFOLIO                       $20      $143      $277       $667
   TAX EXEMPT MONEY MARKET PORTFOLIO                    $20      $143      $277       $667



   If you buy and hold
   Class A shares of the
   Portfolios, you will
   pay the following
   fees and expenses.
   Total Annual
   Portfolio operating
   expenses are paid out
   of Portfolio assets,
   and are reflected in
   the Portfolio's
   yield.

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            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES


   The principal strategies and risks of investing in each Portfolio are described on the previous pages. The following elaborates on that discussion. Unless otherwise indicated, each Portfolio may invest in the securities and engage in the transactions described below.


   AFFILIATED BANK TRANSACTIONS

   Pursuant to an exemptive order from the SEC, each Portfolio may engage in certain transactions with banks that are, or may be considered to be, "affiliated persons" of the Portfolio under the 1940 Act. Such transactions may be entered into only pursuant to procedures established, and periodically reviewed, by the Board of Trustees. These transactions may include repurchase agreements with U.S. banks having short-term debt instruments rated high quality by at least one rating agency (or if unrated, determined by the Sub-Adviser to be of comparable quality); purchases, as principal, of short-term obligations of such banks and their bank holding companies and affiliates; transactions in Municipal Securities; transactions in bankers' acceptances; and transactions in U.S. Government Obligations with affiliated banks that are primary dealers in these securities.

   REPURCHASE AGREEMENTS (APPLICABLE TO U.S. TREASURY MONEY MARKET PORTFOLIO, GENERAL MONEY MARKET PORTFOLIO AND TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)


   Each Portfolio, except the U.S. Treasury Income Portfolio, may enter into repurchase agreements and illiquid securities that allow the Portfolio to purchase U.S. Government Obligations, with an agreement that the seller will repurchase the obligation at an agreed upon price and date. No more than 10% of a Portfolio's net assets taken at current value will be invested in repurchase agreements extending for more than seven days. If a seller defaults on the obligation to repurchase, the Portfolio may incur a loss or other costs.



   REVERSE REPURCHASE AGREEMENTS (APPLICABLE TO GENERAL MONEY MARKET PORTFOLIO AND TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)


   The General Money Market Portfolio and the Tax-Exempt Money Market Portfolio may enter into reverse repurchase agreements, which are transactions where a Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time and price, which includes interest. The General Money Market Portfolio expects that it will engage in reverse repurchase agreements when it is able to invest the cash so acquired at a rate higher than the cost of the agreement, which would increase income earned by such Portfolio, or for liquidity purposes. Engaging in reverse repurchase agreements may involve an element of leverage, and no Portfolio will purchase a security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Tax-Exempt Money Market Portfolio will engage in reverse repurchase agreements for temporary or emergency purposes only and not for leverage or investment.

   FORWARD COMMITMENTS AND "WHEN-ISSUED" SECURITIES

   Each Portfolio may also enter into forward commitment agreements and purchase "when-issued" securities. Forward commitments are contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time with no interest accruing to the Portfolio until the settlement date. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Municipal Securities are often issued on a when-issued basis. The yield of such securities is fixed at the time a commitment to purchase is made, with actual payment and delivery of the security generally taking place 15 to 45 days later. Under some circumstances, the purchase of when-issued securities may act to leverage the Portfolio.

logo
            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

   LETTERS OF CREDIT

   Issuers or financial intermediaries who provide demand features or standby commitments often support their ability to buy obligations on demand by obtaining letters of credit ("LOCs") or other guarantees from domestic or foreign banks. LOCs also may be used as credit supports for Municipal Securities. The Sub-Adviser may rely upon its evaluation of a bank's credit in determining whether to purchase an instrument supported by an LOC. In evaluating a foreign bank's credit, the Sub-Adviser will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions that might affect the bank's ability to honor its credit commitment.

   VARIABLE AND FLOATING RATE INSTRUMENTS

   Each Portfolio may purchase variable and floating rate demand instruments and other securities that possess a floating or variable interest rate adjustment formula. These instruments permit the Portfolios to demand payment of the principal balance plus unpaid accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument.


   The Portfolio's Sub-Adviser, on behalf of the Adviser, intends to exercise the demand only (1) to attain a more optimal portfolio structure, (2) upon a default under the terms of the debt security, (3) as needed to provide liquidity to the Portfolios, or (4) to maintain the respective quality standard of the Portfolios' investment portfolio. The Portfolios' Sub-Adviser will determine which variable or floating rate demand instruments to purchase in accordance with procedures approved by the Trustees to minimize credit risks.


   RESTRICTED SECURITIES (APPLICABLE TO GENERAL MONEY MARKET PORTFOLIO AND TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

   The General Money Market Portfolio and Tax-Exempt Money Market Portfolio may purchase securities which cannot be sold to the public without registration under the Securities Act of 1933 (restricted securities). Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Provided that the security has a demand feature of seven days or less, or a dealer or institutional trading market exists which in the opinion of the Sub-Adviser, subject to Board guidelines, affords liquidity, these restricted securities are not treated as illiquid securities for purposes of each Portfolio's restriction on not investing more than 10% of its net assets in illiquid securities.

   STANDBY COMMITMENTS (APPLICABLE TO TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

   Standby Commitments are puts that entitle holders to same-day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. The Tax-Exempt Money Market Portfolio may acquire standby commitments to enhance the liquidity of portfolio securities, but only when the issuers of the commitments present minimal risk of default.

   Ordinarily, the Tax-Exempt Money Market Portfolio will not transfer a standby commitment to a third party, although it could sell the underlying Municipal Security to a third party at any time. Standby commitments will not affect the dollar-weighted average maturity of the Portfolio, or the valuation of the securities underlying the commitments. The Portfolio may purchase standby commitments separate from, or in conjunction with, the purchase of securities subject to such commitments, in which case, the Portfolio would pay a higher price for the securities acquired, thus reducing their yield to maturity.

   Standby commitments are subject to certain risks, including the ability of issuers to pay for securities at the time the commitments are exercised. The fact that standby commitments are not marketable by the Portfolio, and that the maturities of the underlying securities may be different from those of the commitments, also present potential risks.

logo
            ADDITIONAL INFORMATION

   TEMPORARY DEFENSIVE POSITIONS


   Each Portfolio may, from time to time, take temporary defensive positions that are inconsistent with the Portfolio's principal investment strategy in attempting to respond to adverse market, economic, political, or other conditions. These positions may include cash (which will not earn any income). This strategy could prevent a Portfolio from achieving its investment objective.


   OTHER TYPES OF INVESTMENTS


   This prospectus describes each Portfolio's principal investment strategies and the particular types of securities in which each Portfolio principally invests. Each Portfolio may, from time to time, make other types of investments and pursue other investments strategies in support of its overall investment goal. These supplemental investment strategies - and the risks involved - are described in detail in the SAI, which is referred to on the back cover of this prospectus.


   YEAR 2000 RISKS


   Like other funds and business organizations around the world, the Portfolios could be adversely affected if the computer systems used by the Adviser and the Portfolio's other service providers do not properly process and calculate date-related information for the year 2000 and beyond. In addition, Year 2000 issues may adversely affect companies in which the Portfolios invest where, for example, such companies incur substantial costs to address Year 2000 issues or suffer losses caused by the failure to adequately or timely do so.



   The Portfolios have been assured that the Adviser and the Portfolio's other service providers (i.e., Administrator, Transfer Agent, Fund Accounting Agent, Custodian and Distributor) have developed and are implementing clearly defined and documented plans intended to minimize risks to services critical to the Portfolios' operations associated with Year 2000 issues. Internal efforts include a commitment to dedicate adequate staff and funding to identify and remedy Year 2000 issues, and specific actions such as inventorying software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems, and retesting for Year 2000 readiness. The Portfolios' Adviser and service providers are likewise seeking assurances from their respective vendors and suppliers that such entities are addressing any Year 2000 issues, and each provider intends to engage, where appropriate, in private and industry or "streetwide" interface testing of systems for Year 2000 readiness.


   In the event that any systems upon which the Portfolios are dependent are not Year 2000 ready by December 31, 1999, administrative errors and account maintenance failures would likely occur.


   While the ultimate costs or consequences of incomplete or untimely resolution of Year 2000 issues by the Adviser or the Portfolios' service providers cannot be accurately assessed at this time, the Portfolios currently have no reason to believe that the Year 2000 plans of the Adviser and the Portfolios' service providers will not be completed by December 31, 1999, or that the anticipated costs associated with full implementation of their plans will have a material adverse impact on either their business operations or financial condition of those of the Portfolios. The Portfolios and the Adviser will continue to closely monitor developments relating to this issue, including development by the Adviser and the Portfolios' service providers of contingency plans for providing back-up computer services in the event of a systems failure or the inability of any provider to achieve Year 2000 readiness. Separately, the Adviser will monitor potential investment risk related to Year 2000 issues.

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            FUND MANAGEMENT

   THE INVESTMENT ADVISER

   Integrity Management & Research, Inc. (the "Adviser"), 871 Venetia Bay Boulevard, Suite 370, Venice, Florida 34292 is the adviser for the Portfolios. The Adviser, at its expense, has contracted with David L. Babson & Co. Inc. (the "Sub-Adviser") to manage the investments of the Portfolios subject to the requirements of the Investment Company Act of 1940, as amended (the "1940 Act").

   Richard F. Curcio, who is the Adviser's President and Chairman of the Board and President, Chairman of the Board and a Trustee of the Trust, indirectly owns or controls the outstanding shares of common stock of the Adviser. Mr. Curcio has 20 years of experience in mutual fund industry marketing, sales and operations. Located at 871 Venetia Bay Boulevard, Suite 370, Venice, Florida 34292, the Adviser was organized in Florida on September 24, 1992.


   The Adviser has provided management oversight to the Portfolios since 1992. It currently manages more than $1 billion in assets directly in the Portfolios. Through the portfolio management team, the Sub-Adviser makes the day-to-day investment decisions and continuously reviews, supervises and administers the Portfolios' investment programs.


   The Sub-Adviser, a Massachusetts corporation, is located at One Memorial Drive, Cambridge, Massachusetts 02142. Founded in 1940, the Sub-Adviser provides investment advice to individuals, state and local government agencies, pension and profit sharing plans, trusts, estates, banks and other organizations, and also serves as the investment adviser to The Babson Funds (a family of mutual funds). The Sub-Adviser is a subsidiary of Massachusetts Mutual Life Insurance Company.

   For these advisory services, the Portfolios paid as follows during their fiscal year ended:


                                                                      PERCENTAGE OF
                                                                    AVERAGE NET ASSETS
                                                                      AS OF 8/31/99
    U.S. TREASURY MONEY MARKET PORTFOLIO                                   0.19%(1)
    U.S. TREASURY INCOME PORTFOLIO                                         0.19%(1)
    GENERAL MONEY MARKET PORTFOLIO                                         0.19%(1)
    TAX-EXEMPT MONEY MARKET PORTFOLIO                                      0.19%(1)



   (1) The Portfolio is contractually reimbursing expenses which causes the actual Adviser fee to be 0.19%.


   The Sub-Adviser is paid by the Adviser a fee at the annual rate based on each Portfolio's average daily net assets, as follows: 0.10% of the first $500 million of net assets and 0.05% of net assets over $500 million. The Sub-Adviser has voluntarily agreed to reduce its fees from 0.05% to 0.04% of net assets over $2 billion.

   THE DISTRIBUTOR


   Integrity Investments, Inc. is the Portfolios' distributor. Its address is 871 Venetia Bay Boulevard, Suite 370, Venice, Florida 34292.


   THE ADMINISTRATOR


   BISYS Fund Services Ohio, Inc. (BISYS) is the Portfolios' administrator. Its address is 3435 Stelzer Road, Columbus, OH 43219. Management and Administrative services of BISYS include providing office space, equipment and clerical personnel to the Portfolios and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services.


   The Statement of Additional Information has more detailed information about the Investment Adviser and other service providers.

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            SHAREHOLDER INFORMATION



                                      PRICING OF PORTFOLIO SHARES
                                      The Portfolios' net asset value or NAV is expected to be
                                      constant at $1.00 per share, although this value is not
                                      guaranteed. The NAV is determined at 12:00 noon Eastern time for the U.S. Treasury Income Portfolio and the Tax-Exempt
                                      Money Market Portfolio, and at 3:00 p.m. Eastern time for
                                      the U.S. Treasury Money Market Portfolio and the General
                                      Money Market Portfolio, and on days the New York Stock
                                      Exchange ("NYSE") and the Boston and the New York Federal
                                      Reserve Banks are open. The NYSE is closed most national
                                      holidays and Good Friday. The Portfolios value their
                                      securities at their amortized cost. This method involves
                                      valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or
                                      premium, regardless of the impact of fluctuating interest
                                      rates on the market value of the investment.

                                      Your order for purchase or sale of shares is priced at the next NAV calculated after your order is accepted by the
                                      Fund. This is what is known as the offering price.

                                      All income, expenses (other than expenses incurred by a
                                      class pursuant to its distribution and shareholder servicing plan) and realized and unrealized gains and losses are
                                      allocated to each class proportionately on a daily basis in order to determine the NAV of each class.



   HOW NAV IS CALCULATED
   The NAV is calculated
   by adding the total
   value of the
   Portfolio's
   investments and other
   assets, subtracting
   its liabilities and
   then dividing that
   figure by the number
   of outstanding shares
   of the Portfolio:


           NAV =


           TOTAL
    ASSETS - LIABILITIES


      Number of Shares


        Outstanding
 logo
            SHAREHOLDER INFORMATION



   PURCHASING AND ADDING TO YOUR SHARES



   Shares of the Portfolios may be purchased by institutions that have entered into service agreements with the Distributor and opened accounts with the Trust. Call 1-800-828-2176 for information. Establishment of an account requires that certain documents and applications be signed before the investment can be processed. Fees in addition to those described herein may be charged by some institutions which establish accounts on behalf of their customers.





                                                                   MINIMUM                    MINIMUM
                                        ACCOUNT TYPE         INITIAL INVESTMENT*            SUBSEQUENT
                                        Regular                  $1,000,000                    None




                                      *Institutions may satisfy the minimum investment by
                                      aggregating their fiduciary accounts.

                                      Your purchase of shares will be on the same business day if the Portfolio's transfer agent receives your order by:

                                      12:00 noon, Eastern time, for the
                                      -- U.S. Treasury Income Portfolio
                                      -- Tax-Exempt Money Market Portfolio

                                      3:00 p.m., Eastern time, for the
                                      -- U.S. Treasury Money Market Portfolio
                                      -- General Money Market Portfolio

                                      Otherwise, the purchase will be effective on the next
                                      business day.

                                      To allow the Portfolios to be managed effectively,
                                      shareholders are urged to initiate all trades as early in
                                      the day as possible. Also, please notify the Transfer Agent at least one day in advance of trades in excess of
                                      $10,000,000. Include your name and shareholder account
                                      number.

                                      A Portfolio may reject any purchase order if it considers it in the best interest of the Portfolio and its shareholders.
                                      Purchases by exchange are not permitted.



   AVOID 31% TAX WITHHOLDING



   The Portfolios are required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Portfolios with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number on your account application.


   Some institutions may
   charge additional fees
   and may require
   different minimum
   investments or impose
   other limitations on
   buying and selling
   shares. The
   institution is
   responsible for
   transmitting orders by
   close of business and
   may have an earlier
   cut-off time for
   purchase and sale
   requests. Consult your
   institution for
   specific information.

   ----------------------

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            SHAREHOLDER INFORMATION




   PURCHASING AND ADDING TO YOUR SHARES -- CONTINUED



   BY WIRE ORDERS



   Prior to wiring monies and in order to ensure that wire orders are invested promptly, you must call the Distributor to obtain instructions regarding the bank account number where the monies should be wired and other pertinent information.



   DIVIDENDS AND DISTRIBUTIONS



   All income dividends will be paid in cash and will automatically be made by wire unless you request to reinvest such dividends in additional shares.



   SELLING YOUR SHARES


   You may sell your shares at any time.
   Your sales price will be the next NAV
   calculated after the Portfolio's
   Transfer Agent receives your sell
   order. Normally you will receive your
   proceeds within a week after your
   request is received. See section on
   "General Policies on Selling Shares"
   below.


   INSTRUCTIONS FOR SELLING SHARES



   You may request redemption of your shares through the Transfer Agent. The Portfolio ordinarily will accept orders to purchase by wire or telephone. Shareholders may change the bank account designated to receive an amount redeemed at any time by sending a letter of instruction with a signature guarantee to the Transfer Agent, BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219.



   Shares also may be redeemed by mail by submitting an order addressed to: The Valiant Fund, 871 Venetia Bay Boulevard, Suite 370, Venice, Florida 34292. If transactions by telephone cannot be executed (e.g., during times of unusual market activity), orders should be placed by mail. In case of suspension of the right of redemption, a shareholder may either withdraw its request for redemption or receive payment based on the net asset value next determined after the termination of the suspension.



                                               WITHDRAWING MONEY FROM YOUR
                                               PORTFOLIO INVESTMENT


                                               As a mutual fund shareholder,
                                               you are technically selling
                                               shares when you request a
                                               withdrawal. This is also known
                                               as redeeming shares or a
                                               redemption of shares.


                                               If an account is closed, any
                                               accrued dividend will be paid
                                               within 10 days of the beginning
                                               of the following month.

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            SHAREHOLDER INFORMATION



   GENERAL POLICIES ON SELLING SHARES
   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. When the NYSE or either the Boston or New York Federal Reserve Bank is closed for extraordinary circumstances (or when trading is restricted) for any reason, payment for shares may be delayed.

   WIRE OR TELEPHONE REDEMPTIONS


   The Trust reserves the right to refuse a wire or telephone redemption if the Adviser or the Transfer Agent believes it is advisable to do so. Upon 60 days' prior notice to existing shareholders, procedures for redeeming shares by wire or telephone may be modified or terminated at any time by the Trust or the Transfer Agent.


   DISTRIBUTION AND SERVICE (12B-1) FEES


   The Portfolios have adopted a plan under SEC Rule 12b-1. The plan allows the Portfolios to pay fees for services and expenses relating to the sale and distribution of the Portfolios' shares and/or for providing shareholder services. The amount of the fee the Plan allows is 0.35% of the average daily net assets of the Portfolios. Because these fees are paid from the Portfolios' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. No payments under the Plan have been authorized or will be made for the Class A shares during the fiscal year 2000.


   SHAREHOLDERS STATEMENTS

   Shareholders will receive a monthly statement and a confirmation after every transaction that affects the share balance or the account registration. Shareholders should verify the accuracy of all transactions immediately upon receipt of their confirmation statements. Neither the Trust nor the Transfer Agent will be liable for following instructions communicated by telephone that it reasonably believes to be genuine. The privilege to initiate transactions by telephone is made available to shareholders automatically. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including: requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions or tape recording of telephone instructions. If it does not employ reasonable procedures to confirm that telephone instructions are genuine, the Trust or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions.

   DIVIDENDS, DISTRIBUTIONS AND TAXES


   Any income a Portfolio receives in the form of dividends is paid out, less expenses, to its shareholders. Each Portfolio declares dividends from net investment income on every business day. Dividends are paid monthly, on or about the fifteenth day of each month. Capital gains for all Funds are distributed at least annually.


   In order to receive the dividend declared, the Custodian must receive the purchase wire by the close of the Federal reserve wire system on that Business Day.

 logo
            SHAREHOLDER INFORMATION



   DIVIDENDS, DISTRIBUTIONS AND TAXES -- CONTINUED

   Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   The interest income from the U.S. Government securities is generally not subject to state and local taxes, however any interest income from the repurchase agreements is generally subject to state and local taxes.


   The Portfolios expect that their dividends will primarily consist of net income or, if any, short-term capital gains as opposed to long-term capital gains. Dividends paid by the Portfolios (except Tax-Exempt Money Market Portfolio) are taxable as ordinary income, as are dividends paid by the Tax-Exempt Money Market Portfolio that are derived from taxable investments.



   During normal market conditions, the Tax-Exempt Money Market Fund expects that substantially all of its dividends will be excluded from gross income for federal income tax purposes.


   Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year.

   You will be notified in January each year about the federal tax status of distributions made by the Portfolio. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

logo
            FINANCIAL HIGHLIGHTS



   FINANCIAL HIGHLIGHTS

   The following information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon was unqualified. This information is part of the Trust's financial statements which are included in the Trust's Annual Report to Shareholders and incorporated by reference in the SAI. The following information should be read in conjunction with the financial statements and notes thereto.

                U.S. TREASURY MONEY MARKET PORTFOLIO -- CLASS A


                                               For a share outstanding throughout each period.
                                                                  YEAR ENDED
                                            ------------------------------------------------------
                                            8/31/99    8/31/98     8/31/97      8/31/96    8/31/95
                                            -------    -------    ----------    -------    -------
    NET ASSET VALUE, BEGINNING OF PERIOD     $1.000     $1.000      $1.000       $1.000     $1.000
    INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                   0.047      0.053       0.052        0.053      0.054
    LESS DISTRIBUTIONS:
      Dividends from net investment income   (0.047)    (0.053)     (0.052)      (0.053)    (0.054)
    NET ASSET VALUE, END OF PERIOD           $1.000     $1.000      $1.000       $1.000     $1.000
        Total Return (a)                       4.77%      5.43%       5.30%        5.45%      5.60%
    RATIOS/SUPPLEMENTAL DATA:
      Net assets, End of Period (000's)     $15,088    $31,185     $23,063      $85,260    $30,183
    RATIOS TO AVERAGE NET ASSETS:
      Net Investment Income                    4.69%      5.27%       5.12%        5.21%      5.79%
      Operating Expenses                       0.20%      0.20%       0.20%        0.20%      0.20%
      Operating Expenses Before
        Reimbursements/Waivers                 0.20%      0.20%       0.20%        0.20%      0.21%


   (a) Had the Investment Adviser and Trustees not reimbursed and waived certain expenses, respectively, total returns would have been lower.

logo
            FINANCIAL HIGHLIGHTS



                   U.S. TREASURY INCOME PORTFOLIO -- CLASS A



                                                      For a share outstanding throughout each period.
                                                                        PERIOD ENDED
                                               --------------------------------------------------------------
                                               8/31/99(1)   8/31/98(2)   8/31/97(3)   8/31/96(4)   8/31/95(5)
                                               ----------   ----------   ----------   ----------   ----------
    NET ASSET VALUE, BEGINNING OF PERIOD         $1.000       $1.000       $1.000       $1.000       $1.000
    INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                       0.004        0.007        0.005        0.004        0.004
    LESS DISTRIBUTIONS:
      Dividends from net investment income       (0.004)      (0.007)      (0.005)      (0.004)      (0.004)
    NET ASSET VALUE, END OF PERIOD               $1.000       $1.000       $1.000       $1.000       $1.000
        Total Return (a)(b)                        0.40%        0.74%        0.54%        0.35%        0.39%
    RATIOS/SUPPLEMENTAL DATA:
      Net assets, End of Period (000's)              $1          $25          $25          $25          $25
    RATIOS TO AVERAGE NET ASSETS:
      Net Investment Income                        3.69%        4.83%        4.24%        4.15%        4.47%
      Operating Expenses                           0.20%        0.20%        0.20%        0.20%        0.20%
      Operating Expenses Before
        Reimbursements/Waivers                     0.22%        0.23%        0.23%        0.35%        0.29%


   (1) The Portfolio operated from December 14, 1998 to January 22, 1999.

   (2) The Portfolio operated from December 17, 1997 to February 11, 1998.

   (3) The Portfolio operated from December 13, 1996 to January 30, 1997.

   (4) The Portfolio operated from December 11, 1995 to January 10, 1996.

   (5) The Portfolio operated from December 12, 1994 to January 11, 1995.

   (a) Total returns for periods less than one year are not annualized.

   (b) Had the Investment Adviser and Trustees not reimbursed and waived certain expenses, respectively, total returns would have been lower.

logo
            FINANCIAL HIGHLIGHTS


                   GENERAL MONEY MARKET PORTFOLIO -- CLASS A


                                              For a share outstanding throughout each period.
                                                                PERIOD ENDED
                                            ----------------------------------------------------
                                            8/31/99    8/31/98    8/31/97    8/31/96    8/31/95
                                            --------   --------   --------   --------   --------
    NET ASSET VALUE, BEGINNING OF PERIOD      $1.000     $1.000     $1.000     $1.000     $1.000
    INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                    0.049      0.054      0.053      0.053      0.056
    LESS DISTRIBUTIONS:
      Dividends from net investment income    (0.049)    (0.054)    (0.053)    (0.053)    (0.056)
    NET ASSET VALUE, END OF PERIOD            $1.000     $1.000     $1.000     $1.000     $1.000
        Total Return (a)                        5.00%      5.54%      5.40%      5.52%      5.81%
    RATIOS/SUPPLEMENTAL DATA:
      Net assets, End of Period (000's)     $254,808   $272,980   $568,715   $334,069   $375,965
    RATIOS TO AVERAGE NET ASSETS:
      Net Investment Income                     4.91%      5.40%      5.33%      5.36%      5.70%
      Operating Expenses                        0.20%      0.20%      0.20%      0.20%      0.20%
      Operating Expenses Before
        Reimbursements/Waivers                  0.20%      0.20%      0.20%      0.20%      0.20%


   (a) Had the Investment Adviser and Trustees not reimbursed and waived certain expenses, respectively, total returns would have been lower.

logo
            FINANCIAL HIGHLIGHTS


                  TAX-EXEMPT MONEY MARKET PORTFOLIO -- CLASS A


                                              For a share outstanding throughout each period.
                                                                PERIOD ENDED
                                            ----------------------------------------------------
                                            8/31/99    8/31/98    8/31/97    8/31/96    8/31/95
                                            --------   --------   --------   --------   --------
    NET ASSET VALUE, BEGINNING OF PERIOD      $1.000     $1.000     $1.000     $1.000     $1.000
    INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                    0.030      0.034      0.034      0.034      0.035
    LESS DISTRIBUTIONS:
      Dividends from net investment income    (0.030)    (0.034)    (0.034)    (0.034)    (0.035)
    NET ASSET VALUE, END OF PERIOD            $1.000     $1.000     $1.000     $1.000     $1.000
        Total Return (a)                        3.01%      3.41%      3.42%      3.43%      3.67%
    RATIOS/SUPPLEMENTAL DATA:
      Net assets, End of Period (000's)     $288,343   $268,657   $282,368   $279,867   $283,654
    RATIOS TO AVERAGE NET ASSETS:
      Net Investment Income                     2.96%(b)     3.35%     3.38%     3.34%      3.50%
      Operating Expenses                        0.20%(b)     0.20%     0.20%     0.20%      0.20%
      Operating Expenses Before
        Reimbursements/Waivers                  0.20%(b)     0.20%     0.20%     0.20%      0.20%


   (a) Had the Investment Adviser and Trustees not reimbursed and waived certain expenses, respectively, total returns would have been lower.

   (b) Annualized.

FOR MORE INFORMATION

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS (REPORTS):


The Portfolios' annual and semi-annual reports to shareholders contain additional information on each Portfolio's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI):


The SAI provides more detailed information about the Portfolios, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.


You can receive free copies of Reports and the SAI, or request other information and discuss your questions about the Funds by contacting the Distributor. Or contact the Portfolios at:

                            THE VALIANT FUND
                            3435 STELZER ROAD
                            COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-828-2176
                            E-MAIL: VALIANTFUND@COMCASTWORK.NET
                            INTERNET: HTTP://WWW.VALIANTFUND.COM


You can review and copy the Portfolios' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:


- For a fee by:


     - electronic mail request at publicinfo@sec.gov


     - writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009

     - calling 1-202-942-8090.

- Free from the Edgar database on the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-7582.

                                THE VALIANT FUND


                                 CLASS B SHARES


                                ---------------

                       PROSPECTUS DATED DECEMBER 29, 1999

                                ---------------

                      U.S. TREASURY MONEY MARKET PORTFOLIO
                         U.S. TREASURY INCOME PORTFOLIO
                         GENERAL MONEY MARKET PORTFOLIO
                       TAX-EXEMPT MONEY MARKET PORTFOLIO

                                   QUESTIONS?
                          Call 1-800-828-2176 or your
                           investment representative.

                MANAGED BY INTEGRITY MANAGEMENT & RESEARCH, INC.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         THE VALIANT FUND                         CONTENTS


                                                RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES
                                                INCLUDES INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                      [LOGO]
Carefully review this                               4  Overview
important section, which                          5-7  U.S. Treasury Money Market Portfolio
summarizes each Portfolio's                       8-9  U.S. Treasury Income Portfolio
investments, strategies,                        10-12  General Money Market Portfolio
risks, past performance, and                    13-14  Tax-Exempt Money Market Portfolio
fees.                                              15  Fees and Expenses

                                                ADDITIONAL INFORMATION

                                      [LOGO]
                                                   18

                                                FUND MANAGEMENT

                                      [LOGO]
Review this section for                            19  The Investment Adviser
details on the people and                          19  The Distributor
organizations who oversee                          19  The Administrator
the Portfolios.

                                                SHAREHOLDER INFORMATION

                                      [LOGO]
Review this section for                            20  Pricing of Portfolios Shares
details on how shares are                       21-22  Purchasing and Adding to Your Shares
valued, how to purchase and                        22  Selling Your Shares
sell shares, related charges                       23  General Policies on Selling Shares
and payments of dividends                          23  Distribution and Service (12b-1) Fees
and distributions.                              23-24  Dividends, Distributions and Taxes

                                                FINANCIAL HIGHLIGHTS

                                      [LOGO]
                                                25-26  Financial Highlights

 [LOGO]
            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

   OVERVIEW


   The Trust offers Class A shares, Class B shares, Class C shares, Class D shares and Class E shares. The five classes of shares are identical, except as to the services offered to and the expenses borne by each class. Before purchasing, you should determine which class is appropriate for you by carefully reading its prospectus. THIS PROSPECTUS RELATES ONLY TO THE CLASS B SHARES.


   Each Portfolio is designed exclusively for investment of short-term monies held in institutional accounts. Shares of the Portfolios may be purchased by banks and other institutional investors that have entered into service agreements with Integrity Investments, Inc. (the "Distributor"), 1-800-828-2176.

   Each Portfolio is a money market fund. As a money market fund, each Portfolio is subject to maturity, quality and diversification requirements designed to help it in its effort to maintain a stable price of $1.00 per share. Under these requirements, each Portfolio's investments must have a remaining maturity of no more than 397 days and its investments must maintain an average weighted maturity that does not exceed 90 days.

              Money Market Securities are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features that have the effect of shortening the security's maturity. Taxable money market securities include bank certificates of deposit, bank acceptances, bank time deposits, notes, commercial paper and U.S. Government securities. Municipal money market securities include variable rate demand notes, commercial paper and municipal notes.

   The Portfolios:

   - The U.S. Treasury Money Market Portfolio invests all of its assets in securities issued or guaranteed by the United States Government or its agencies, and repurchase agreements collateralized by such U.S. Government Obligations.

   - The U.S. Treasury Income Portfolio invests all of its assets in U.S. Government Obligations which are backed by the full faith and credit of the U.S. Government.

   - The General Money Market Portfolio invests in U.S. dollar-denominated short-term debt securities.

   - The Tax-Exempt Money Market Portfolio invests in high-quality, short-term municipal securities and in high-quality, long-term municipal securities whose features give them interest rates, maturities and prices similar to short-term instruments.

   A few general risks:

   - An investment in the Portfolios is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   - Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.

 [LOGO]
            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

   U.S. TREASURY MONEY MARKET PORTFOLIO


    INVESTMENT OBJECTIVES             The Portfolio seeks to obtain as high a level of current
                                      income as is consistent with the preservation of capital and liquidity.

    PRINCIPAL INVESTMENT              The Portfolio's principal investment strategies include:
    STRATEGIES                        - Investing in money market instruments issued by the U.S.
                                        Treasury, certain U.S. Government agencies and in U.S.
                                        Government backed repurchase agreements.
                                      - Generally maintaining a dollar-weighted average maturity of 90 days or less.
                                      - Investing in compliance with SEC rule requirements for
                                        money market funds for the quality, maturity and
                                        diversification of investments.

                                      The Portfolio invests based on considerations of safety of principal and liquidity, which means that the Portfolio may not necessarily invest in securities paying the highest
                                      available yield at a particular time. The Portfolio will
                                      attempt to increase its yield by trading to take advantage of short-term market variations. The Adviser generally
                                      evaluates investments based on interest rate sensitivity.

                                      Under normal market conditions, at least 65% of its total
                                      assets will be invested in direct U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury
                                      obligations.

                                      A full discussion of additional permissible investments is included in the Statement of Additional Information ("SAI").

    PRINCIPAL INVESTMENT RISKS        The Portfolio is a "money market fund" that seeks to
                                      maintain a stable net asset value of $1.00 per share. There is no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share. It is possible to lose money by investing in the Portfolio.

                                      There can be no assurance that the investment objective of the Portfolio will be achieved.

                                      Other principal risks of investing in the Portfolio are:
                                      - INTEREST RATE RISK.  This is the risk that changes in
                                        interest rates will affect the yield or value of the
                                        Portfolio's investments in debt securities. Because the
                                        Portfolio invests in short-term securities, a decline in
                                        interest rates will affect the Portfolio's yield as these
                                        securities mature or are sold and the Portfolio purchases
                                        new short-term Securities with a lower yield. Generally,
                                        an increase in interest rates causes the value of a debt
                                        instrument to decrease. The change in value for
                                        shorter-term securities is usually smaller than for
                                        securities with longer maturities.

 [LOGO]
            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES


                                      - CREDIT RISK.  Although U.S. Government securities,
                                        particularly U.S. Treasury obligations, have historically
                                        involved little risk, if an issuer fails to pay interest
                                        or repay principal, the value of your investment could
                                        decline.

                                      - SELECTION RISK.  The Adviser evaluates the rewards and
                                        risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment
                                        objective. It is possible, however, that these evaluations will prove to be inaccurate.

    WHO MAY WANT TO INVEST?           Consider investing in the Portfolio if you are:
                                      [ ] SEEKING PRESERVATION OF CAPITAL
                                      [ ] HAVE A LOW RISK TOLERANCE
                                      [ ] WILLING TO ACCEPT LOWER POTENTIAL RETURNS IN EXCHANGE
                                          FOR A HIGH DEGREE OF SAFETY
                                      [ ] INVESTING SHORT-TERM RESERVES

                                      This Portfolio will not be appropriate for someone:
                                      [ ] SEEKING HIGH TOTAL RETURNS
                                      [ ] PURSUING A LONG-TERM GOAL OR INVESTING FOR RETIREMENT

 [LOGO]
            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

                                  PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR
                                  TOTAL RETURNS AS OF 12/31

1995                                                                           5.56
1996                                                                           5.02
1997                                                                           5.11
1998                                                                           5.01

                                  Of course, past performance does not indicate how the Portfolio will perform in the future.

   The chart and table on this
   page are intended to give
   you some indication of risk
   of investing in the
   Portfolio. They show how
   the U.S. Treasury Money
   Market Portfolio has
   performed and how its
   performance has varied from
   year to year. The bar chart
   shows changes in the
   Portfolio's yearly
   performance since inception
   to demonstrate that the
   Portfolio has gained and
   lost value at differing
   times.


                                  Best quarter:  1.40% for the quarter ending
                                                 June 30, 1995


                                  Worst quarter: 1.01% for the quarter ending
                                                 September 30, 1994


                                        AVERAGE ANNUAL TOTAL RETURNS
                                 (for the periods ending December 31, 1998)


                                                                   SINCE INCEPTION
                                                       PAST YEAR      (5/17/94)
   U.S. TREASURY MONEY MARKET PORTFOLIO                  5.01%          5.07%



  As of September 30, 1999 the 7-day yield was 4.67%. For current yield information on the Portfolio, call 1-800-828-2176.

[LOGO]
            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

   U.S. TREASURY INCOME PORTFOLIO

    INVESTMENT OBJECTIVES             The Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.

    PRINCIPAL INVESTMENT              The Portfolio's principal investment strategies include:
    STRATEGIES                        - Investing all of its assets in U.S. Government Obligations which are backed by the full faith and credit of the U.S. Government and whose interest income is generally not subject to state income tax. Under normal market conditions, the Portfolio invests at least 65% of its total assets in U.S. Treasury obligations such as U.S. Treasury bills, notes and bonds.
                                      - Generally maintaining a dollar-weighted average of 90 days or less.
                                      - Investing in compliance with SEC rule requirements for money market funds for quality, maturity and diversification of investments.
                                      A full discussion of additional permissible investments is included in the
                                      SAI.

    PRINCIPAL INVESTMENT RISKS        The Portfolio is a "money market fund" that seeks to maintain a stable net asset value of $1.00 per share. There is no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share. It is possible to lose money by investing in the Portfolio.
                                      There can be no assurance that the investment objective of the Portfolio will be achieved. Other principal risks of investing in the Portfolio are:

                                      - INTEREST RATE RISK.  This is the risk that changes in interest rates will affect the yield or value of the Portfolio's investments in debt securities. Because the Portfolio invests in short-term securities, a decline in interest rates will affect the Portfolio's yield as these securities mature or are sold and the Portfolio purchases new short-term securities with a lower yield. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities.

                                      - CREDIT RISK.  Although U.S. Government securities, particularly U.S.
                                        Treasury obligations, have historically involved little risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

[LOGO]
            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES



                                      - SELECTION RISK.  The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the
                                        Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.
                                      No performance information is shown for the Class B shares of U.S. Treasury
                                      Income Portfolio that, as of the date of this prospectus, has not commenced operations. The performance of the Portfolio's shares will fluctuate with market conditions.

    WHO MAY WANT TO INVEST?           Consider investing in the Portfolio if you are:
                                      [ ] SEEKING PRESERVATION OF CAPITAL
                                      [ ] HAVE A LOW RISK TOLERANCE
                                      [ ] WILLING TO ACCEPT LOWER POTENTIAL RETURNS IN EXCHANGE FOR A HIGH DEGREE
                                          OF SAFETY
                                      [ ] INVESTING SHORT-TERM RESERVES

                                      This Portfolio will not be appropriate for someone:
                                      [ ] SEEKING HIGH TOTAL RETURNS
                                      [ ] PURSUING A LONG-TERM GOAL OR INVESTING FOR RETIREMENT

[LOGO]
            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

   GENERAL MONEY MARKET PORTFOLIO

    INVESTMENT OBJECTIVES             The Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.

    PRINCIPAL INVESTMENT              The Portfolio's principal investment strategies include:
    STRATEGIES                        - Investing in U.S. dollar-denominated, short-term obligations of domestic and foreign issuers, including banks, rated in the highest category by at least two nationally recognized rating services, U.S. Government securities, repurchase agreements, affiliated bank transactions, letters of credit, variable and floating rate instruments, commercial paper and restricted securities, as well as borrowing through reverse repurchase agreements.

                                      - Generally maintaining a dollar-weighted average maturity of 90 days or less.

                                      - Investing in compliance with SEC rule requirements for money market funds for the quality, maturity and diversification of investments.

                                      Although the Portfolio does not actively invest in the obligations of foreign issuers, an increase in the size of the portfolio may provide an opportunity to implement this investment strategy.

                                      The Portfolio may invest 25% or more of its total assets in the domestic banking industry.

                                      A full discussion of additional permissible investments is included in the
                                      SAI.

    PRINCIPAL INVESTMENT RISKS        The Portfolio is a "money market fund" that seeks to maintain a stable net asset value of $1.00 per share. There is no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share. It is possible to lose money by investing in the Portfolio.

                                      There can be no assurance that the investment objective of the Portfolio will be achieved.

                                      Other principal risks of investing in the Portfolio are:

                                      - INTEREST RATE RISK. This is the risk that changes in interest rates will affect the yield or value of the Portfolio's investments in debt securities. Because the Portfolio invests in short-term securities, a decline in interest rates will affect the Portfolio's yield as these securities mature or are sold and the Portfolio purchases new short-term securities with a lower yield. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities.

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            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES


                                      - CREDIT RISK. This is the risk that the issuer or guarantor of a debt security will be unable or unwilling to make timely interest or principal payments, or to otherwise honor its obligations. Credit risk includes the possibility that any of the Portfolio's investments will have its credit ratings downgraded. The Portfolio will only purchase a money market instrument if it presents minimal credit risks.

                                      - SELECTION RISK. The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the
                                        Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

                                      - FOREIGN INVESTMENT RISK. The Portfolio's investments in U.S. dollar-
                                        denominated obligations of foreign branches of U.S. banks and U.S.
                                        branches of foreign banks may be subject to foreign risk. Foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases, significantly from U.S.
                                        standards. Foreign risk includes nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments that could adversely affect the portfolio's investments.

    WHO MAY WANT TO INVEST?           Consider investing in the Portfolio if you are:
                                      [ ] SEEKING PRESERVATION OF CAPITAL
                                      [ ] HAVE A LOW RISK TOLERANCE
                                      [ ] WILLING TO ACCEPT LOWER POTENTIAL RETURNS IN EXCHANGE FOR A HIGH DEGREE
                                          OF SAFETY
                                      [ ] INVESTING SHORT-TERM RESERVES

                                      This Portfolio will not be appropriate for someone:
                                      [ ] SEEKING HIGH TOTAL RETURNS
                                      [ ] PURSUING A LONG-TERM GOAL OR INVESTING FOR RETIREMENT

[LOGO]
            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

                                                  PERFORMANCE BAR CHART AND
                                  TABLE
                                                 YEAR-BY-YEAR TOTAL RETURNS AS
                                  OF 12/31

1995                                                                           5.69
1996                                                                           5.09
1997                                                                           5.24
1998                                                                           5.17

                                  Of course, past performance does not indicate how the Portfolio will perform in the future.


                                  Best quarter:  1.43% for the quarter ending
                                                 June 30, 1995


                                  Worst quarter: 1.08% for the quarter ending
                                                 September 30, 1994


                                        AVERAGE ANNUAL TOTAL RETURNS
                                 (for the periods ending December 31, 1998)
   The chart and table on this
   page are intended to give
   you some indication of risk
   of investing in the
   Portfolio. They show how
   the General Money Market
   Portfolio has performed and
   how its performance has
   varied from year to year.
   The bar chart shows changes
   in the Portfolio's yearly
   performance since inception
   to demonstrate that the
   Portfolio has gained and
   lost value at differing
   times.


                                                                   SINCE INCEPTION
                                                       PAST YEAR      (5/17/94)
   GENERAL MONEY MARKET PORTFOLIO                        5.17%          5.15%



  As of September 30, 1999 the 7-day yield was 4.88%. For current yield information on the Portfolio, call 1-800-828-2176.

[LOGO]

            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES


   TAX-EXEMPT MONEY MARKET PORTFOLIO

    INVESTMENT OBJECTIVES             The Portfolio seeks primarily income exempt from federal income tax.

    PRINCIPAL                         The Portfolio's principal investment strategies include:
    INVESTMENT STRATEGIES             - Investing in municipal money market securities including variable and floating rate instruments.
                                      - Investing in compliance with SEC rule requirements for money market funds for the quality, maturity and diversification of investments.
                                      - Municipal securities subject to restrictions on resale.
                                      - Investing in repurchase agreements, forward commitments, when-issued securities, letters of credit, and standby commitments, and borrowing through reverse repurchase agreements.
                                      Under normal market conditions, the Portfolio will invest 100% of its investable assets in securities whose income is exempt from federal income tax.
                                      As a temporary defensive measure because of market, economic, political or other conditions, the Portfolio may invest in taxable money market securities. These temporary investments may produce taxable income.
                                      The Portfolio will not invest in Municipal Securities whose interest is subject to the federal alternative minimum tax ("AMT") for individuals.
                                      The Portfolio buys and sells securities based on its objective of maximizing current income consistent with safety of principal and liquidity. The Portfolio will attempt to increase its yields by trading to take advantage of short-term market variations. The Fund's Adviser evaluates investments based on credit Analysis and the interest rate outlook.
                                      A full discussion of additional permissible investments is included in the
                                      SAI.

    PRINCIPAL                         The Fund is a "money market fund" that seeks to maintain a stable net asset
    INVESTMENT RISKS                  value of $1.00 per share. There is no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share. It is possible to lose money by investing in the Portfolio.

                                      There can be no assurance that the investment objective of the Portfolio will be achieved.



    Municipal Securities
    are issued to raise
    money for a variety
    of public and
    private purposes,
    including general
    financing for state
    and local
    governments, or
    financing for a
    specific project or
    public facility.
    Municipal securities
    may be fully or
    partially backed by
    the local
    government, by the
    credit of a private
    issuer, by the
    current or
    anticipated revenues
    from a specific
    project or specific
    assets, or by
    domestic or foreign
    entities providing
    credit support such
    as letters of
    credit, guarantees
    or insurance.

[LOGO]
            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES



                                      Other principal risks of investing in the Fund are:
                                      - INTEREST RATE RISK. This is the risk that changes in interest rates will affect the yield or value of the Portfolio's investments in municipal debt securities. Prices of municipal obligations tend to move inversely with changes in interest rates. The most immediate effect of a rise in rates is usually a drop in the prices of such securities, and therefore in the Portfolio's yield as well. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations.
                                      - CREDIT RISK. Although credit risk is very low because the Portfolio only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal securities are payable only from limited revenue sources or by private entities.
                                      - SELECTION RISK. The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the
                                        Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.
                                      No performance information is shown for the Class B shares of Tax-Exempt
                                      Money Market Portfolio that, as of the date of this prospectus, has not commenced operations. The performance of the Portfolio's shares will fluctuate with market conditions.

    WHO MAY WANT TO INVEST?           Consider investing in the Portfolio if you are:
                                      [ ] SEEKING PRESERVATION OF CAPITAL
                                      [ ] HAVE A LOW RISK TOLERANCE
                                      [ ] WILLING TO ACCEPT LOWER POTENTIAL RETURNS IN EXCHANGE FOR A HIGH DEGREE
                                          OF SAFETY
                                      [ ] INVESTING SHORT-TERM RESERVES

                                      This Portfolio will not be appropriate for someone:
                                      [ ] SEEKING HIGH TOTAL RETURNS
                                      [ ] INVESTING AS PART OF A RETIREMENT PLAN BECAUSE THE PLANS CAN NOT
                                          BENEFIT FROM TAX EXEMPT INCOME
                                      [ ] PURSUING A LONG-TERM GOAL

            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

                               FEES AND EXPENSES


                                                                      U.S.
                                                                    TREASURY     U.S. TREASURY     GENERAL       TAX-EXEMPT
                                                                  MONEY MARKET      INCOME       MONEY MARKET   MONEY MARKET
                                                                   PORTFOLIO     PORTFOLIO(1)     PORTFOLIO     PORTFOLIO(1)
                                         SHAREHOLDER FEES         ------------   -------------   ------------   ------------
                                   (FEES PAID DIRECTLY FROM YOUR   CLASS          CLASS           CLASS          CLASS
                                            INVESTMENT)              B              B               B              B
                                  Maximum sales charge (load) on
                                  purchases                           None           None            None           None
                                  ANNUAL PORTFOLIO OPERATING
                                  EXPENSES (EXPENSES THAT ARE
                                  DEDUCTED FROM PORTFOLIO ASSETS)
                                  Management fees(2)                   .20%           .20%            .20%           .20%
                                  Distribution and Service
                                  (12b-1) fees(3)                      .35%           .35%            .35%           .35%
                                  Other expenses(4)                    .01%           .01%            .01%           .01%
                                  Gross Annual Portfolio
                                  operating expenses(4)                .56%           .56%            .56%           .56%
                                  Fee Waivers(3,5)                     .11%           .11%            .11%           .11%
                                  Total Annual Portfolio
                                  operating expenses                    45%            45%             45%            45%



                               (1) As of the date of this Prospectus, the Class
                                   B shares of U.S. Treasury Income Portfolio and Tax-Exempt Money Market Portfolio have not commenced operations.



                               (2) The Portfolios are contractually reimbursing
                                   expenses which causes the actual Management fee to be 0.19%.



                               (3) The Trust has adopted a Distribution and
                                   Shareholder Servicing Plan (the "Plan") for the Class B shares. Payments allowed under the Plan for Class B shares are 0.35% yet are authorized and paid at the rate of 0.25% of the average daily net assets of Class B shares.



                               (4) Other expenses and Gross Annual Portfolio
                                   operating expenses of the Portfolios are estimated for the current fiscal year.


                               (5) The Portfolios' Adviser has contractually
                                   agreed to reimburse Other expenses and waive certain 12b-1 fees necessary to limit total expenses to 0.45% for Class B shares until August 31, 2000.

   EXPENSE EXAMPLE

   Use the example below to compare fees and expenses with those of other Portfolios. It illustrates the amount of fees and expenses you would pay, assuming the following:
     - $10,000 investment
     - 5% annual return
     - redemption at the end of each period
     - no changes in the Portfolio's operating expenses except in Year 1 when the waiver is in effect
     - reinvestment of dividends and distributions

   Because this example is hypothetical and for comparison only, your actual costs will be different.


                                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
   U.S. TREASURY MONEY MARKET PORTFOLIO                 $46      $168      $302       $691
   U.S. TREASURY INCOME PORTFOLIO                       $46      $168      $302       $691
   GENERAL MONEY MARKET PORTFOLIO                       $46      $168      $302       $691
   TAX EXEMPT MONEY MARKET PORTFOLIO                    $46      $168      $302       $691



   If you buy and hold
   Class B shares of the
   Portfolios, you will
   pay the following
   fees and expenses.
   Total Annual
   Portfolio operating
   expenses are paid out
   of Portfolio assets,
   and are reflected in
   the Portfolio's
   yield.

[LOGO]
            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

   The principal strategies and risks of investing in each Portfolio are described on the previous pages. The following elaborates on that discussion. Unless otherwise indicated, each Portfolio may invest in the securities and engage in the transactions described below.

   AFFILIATED BANK TRANSACTIONS

   Pursuant to an exemptive order from the SEC, each Portfolio may engage in certain transactions with banks that are, or may be considered to be, "affiliated persons" of the Portfolio under the 1940 Act. Such transactions may be entered into only pursuant to procedures established, and periodically reviewed, by the Board of Trustees. These transactions may include repurchase agreements with U.S. banks having short-term debt instruments rated high quality by at least one rating agency (or if unrated, determined by the Sub-Adviser to be of comparable quality); purchases, as principal, of short-term obligations of such banks and their bank holding companies and affiliates; transactions in Municipal Securities; transactions in bankers' acceptances; and transactions in U.S. Government Obligations with affiliated banks that are primary dealers in these securities.

   REPURCHASE AGREEMENTS (APPLICABLE TO U.S. TREASURY MONEY MARKET PORTFOLIO, GENERAL MONEY MARKET PORTFOLIO AND TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

   Each Portfolio, except the U.S. Treasury Income Portfolio, may enter into repurchase agreements and illiquid securities that allow the Portfolio to purchase U.S. Government Obligations, with an agreement that the seller will repurchase the obligation at an agreed upon price and date. No more than 10% of a Portfolio's net assets taken at current value will be invested in repurchase agreements extending for more than seven days. If a seller defaults on the obligation to repurchase, the Portfolio may incur a loss or other costs.

   REVERSE REPURCHASE AGREEMENTS (APPLICABLE TO GENERAL MONEY MARKET PORTFOLIO AND TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

   The General Money Market Portfolio and the Tax-Exempt Money Market Portfolio may enter into reverse repurchase agreements, which are transactions where a Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time and price, which includes interest. The General Money Market Portfolio expects that it will engage in reverse repurchase agreements when it is able to invest the cash so acquired at a rate higher than the cost of the agreement, which would increase income earned by such Portfolio, or for liquidity purposes. Engaging in reverse repurchase agreements may involve an element of leverage, and no Portfolio will purchase a security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Tax-Exempt Money Market Portfolio will engage in reverse repurchase agreements for temporary or emergency purposes only and not for leverage or investment.

   FORWARD COMMITMENTS AND "WHEN-ISSUED" SECURITIES

   Each Portfolio may also enter into forward commitment agreements and purchase "when-issued" securities. Forward commitments are contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time with no interest accruing to the Portfolio until the settlement date. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Municipal Securities are often issued on a when-issued basis. The yield of such securities is fixed at the time a commitment to purchase is made, with actual payment and delivery of the security generally taking place 15 to 45 days later. Under some circumstances, the purchase of when-issued securities may act to leverage the Portfolio.

[LOGO]
            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

   LETTERS OF CREDIT

   Issuers or financial intermediaries who provide demand features or standby commitments often support their ability to buy obligations on demand by obtaining letters of credit ("LOCs") or other guarantees from domestic or foreign banks. LOCs also may be used as credit supports for Municipal Securities. The Sub-Adviser may rely upon its evaluation of a bank's credit in determining whether to purchase an instrument supported by an LOC. In evaluating a foreign bank's credit, the Sub-Adviser will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions that might affect the bank's ability to honor its credit commitment.

   VARIABLE AND FLOATING RATE INSTRUMENTS

   Each Portfolio may purchase variable and floating rate demand instruments and other securities that possess a floating or variable interest rate adjustment formula. These instruments permit the Portfolios to demand payment of the principal balance plus unpaid accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument.

   The Portfolio's Sub-Adviser, on behalf of the Adviser, intends to exercise the demand only (1) to attain a more optimal portfolio structure, (2) upon a default under the terms of the debt security, (3) as needed to provide liquidity to the Portfolios, or (4) to maintain the respective quality standard of the Portfolios' investment portfolio. The Portfolios' Sub-Adviser will determine which variable or floating rate demand instruments to purchase in accordance with procedures approved by the Trustees to minimize credit risks.

   RESTRICTED SECURITIES (APPLICABLE TO GENERAL MONEY MARKET PORTFOLIO AND TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

   The General Money Market Portfolio and Tax-Exempt Money Market Portfolio may purchase securities which cannot be sold to the public without registration under the Securities Act of 1933 (restricted securities). Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Provided that the security has a demand feature of seven days or less, or a dealer or institutional trading market exists which in the opinion of the Sub-Adviser, subject to Board guidelines, affords liquidity, these restricted securities are not treated as illiquid securities for purposes of each Portfolio's restriction on not investing more than 10% of its net assets in illiquid securities.

   STANDBY COMMITMENTS (APPLICABLE TO TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

   Standby Commitments are puts that entitle holders to same-day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. The Tax-Exempt Money Market Portfolio may acquire standby commitments to enhance the liquidity of portfolio securities, but only when the issuers of the commitments present minimal risk of default.

   Ordinarily, the Tax-Exempt Money Market Portfolio will not transfer a standby commitment to a third party, although it could sell the underlying Municipal Security to a third party at any time. Standby commitments will not affect the dollar-weighted average maturity of the Portfolio, or the valuation of the securities underlying the commitments. The Portfolio may purchase standby commitments separate from, or in conjunction with, the purchase of securities subject to such commitments, in which case, the Portfolio would pay a higher price for the securities acquired, thus reducing their yield to maturity.

   Standby commitments are subject to certain risks, including the ability of issuers to pay for securities at the time the commitments are exercised. The fact that standby commitments are not marketable by the Portfolio, and that the maturities of the underlying securities may be different from those of the commitments, also present potential risks.

[LOGO]

            ADDITIONAL INFORMATION

   TEMPORARY DEFENSIVE POSITIONS

   Each Portfolio may, from time to time, take temporary defensive positions that are inconsistent with the Portfolio's principal investment strategy in attempting to respond to adverse market, economic, political, or other conditions. These positions may include cash (which will not earn any income). This strategy could prevent a Portfolio from achieving its investment objective.

   OTHER TYPES OF INVESTMENTS

   This prospectus describes each Portfolio's principal investment strategies and the particular types of securities in which each Portfolio principally invests. Each Portfolio may, from time to time, make other types of investments and pursue other investments strategies in support of its overall investment goal. These supplemental investment strategies - and the risks involved - are described in detail in the SAI, which is referred to on the back cover of this prospectus.

   YEAR 2000 RISKS

   Like other funds and business organizations around the world, the Portfolios could be adversely affected if the computer systems used by the Adviser and the Portfolio's other service providers do not properly process and calculate date-related information for the year 2000 and beyond. In addition, Year 2000 issues may adversely affect companies in which the Portfolios invest where, for example, such companies incur substantial costs to address Year 2000 issues or suffer losses caused by the failure to adequately or timely do so.

   The Portfolios have been assured that the Adviser and the Portfolio's other service providers (i.e., Administrator, Transfer Agent, Fund Accounting Agent, Custodian and Distributor) have developed and are implementing clearly defined and documented plans intended to minimize risks to services critical to the Portfolios' operations associated with Year 2000 issues. Internal efforts include a commitment to dedicate adequate staff and funding to identify and remedy Year 2000 issues, and specific actions such as inventorying software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems, and retesting for Year 2000 readiness. The Portfolios' Adviser and service providers are likewise seeking assurances from their respective vendors and suppliers that such entities are addressing any Year 2000 issues, and each provider intends to engage, where appropriate, in private and industry or "streetwide" interface testing of systems for Year 2000 readiness.

   In the event that any systems upon which the Portfolios are dependent are not Year 2000 ready by December 31, 1999, administrative errors and account maintenance failures would likely occur.

   While the ultimate costs or consequences of incomplete or untimely resolution of Year 2000 issues by the Adviser or the Portfolios' service providers cannot be accurately assessed at this time, the Portfolios currently have no reason to believe that the Year 2000 plans of the Adviser and the Portfolios' service providers will not be completed by December 31, 1999, or that the anticipated costs associated with full implementation of their plans will have a material adverse impact on either their business operations or financial condition of those of the Portfolios. The Portfolios and the Adviser will continue to closely monitor developments relating to this issue, including development by the Adviser and the Portfolios' service providers of contingency plans for providing back-up computer services in the event of a systems failure or the inability of any provider to achieve Year 2000 readiness. Separately, the Adviser will monitor potential investment risk related to Year 2000 issues.

[LOGO]
            FUND MANAGEMENT

   THE INVESTMENT ADVISER

   Integrity Management & Research, Inc. (the "Adviser"), 871 Venetia Bay Boulevard, Suite 370, Venice, Florida 34292 is the adviser for the Portfolios. The Adviser, at its expense, has contracted with David L. Babson & Co. Inc. (the "Sub-Adviser") to manage the investments of the Portfolios subject to the requirements of the Investment Company Act of 1940, as amended (the "1940 Act").

   Richard F. Curcio, who is the Adviser's President and Chairman of the Board and President, Chairman of the Board and a Trustee of the Trust, indirectly owns or controls the outstanding shares of common stock of the Adviser. Mr. Curcio has 20 years of experience in mutual fund industry marketing, sales and operations. Located at 871 Venetia Bay Boulevard, Suite 370, Venice, Florida 34292, the Adviser was organized in Florida on September 24, 1992.

   The Adviser has provided management oversight to the Portfolios since 1992. It currently manages more than $1 billion in assets directly in the Portfolios. Through the portfolio management team, the Sub-Adviser makes the day-to-day investment decisions and continuously reviews, supervises and administers the Portfolios' investment programs.

   The Sub-Adviser, a Massachusetts corporation, is located at One Memorial Drive, Cambridge, Massachusetts 02142. Founded in 1940, the Sub-Adviser provides investment advice to individuals, state and local government agencies, pension and profit sharing plans, trusts, estates, banks and other organizations, and also serves as the investment adviser to The Babson Funds (a family of mutual funds). The Sub-Adviser is a subsidiary of Massachusetts Mutual Life Insurance Company.

   For these advisory services, the Portfolios paid as follows during their fiscal year ended:


                                                                      PERCENTAGE OF
                                                                    AVERAGE NET ASSETS
                                                                      AS OF 8/31/99
    U.S. TREASURY MONEY MARKET PORTFOLIO                                0.19(1)
    U.S. TREASURY INCOME PORTFOLIO                                      0.19(1)
    GENERAL MONEY MARKET PORTFOLIO                                      0.19(1)
    TAX-EXEMPT MONEY MARKET PORTFOLIO                                   0.19(1)



   (1) The Portfolios are contractually reimbursing expenses which causes the actual Adviser fee to be 0.19%.


   The Sub-Adviser is paid by the Adviser a fee at the annual rate based on each Portfolio's average daily net assets, as follows: 0.10% of the first $500 million of net assets and 0.05% of net assets over $500 million. The Sub-Adviser has voluntarily agreed to reduce its fees from 0.05% to 0.04% of net assets over $2 billion.

   THE DISTRIBUTOR

   Integrity Investments, Inc. is the Portfolios' distributor. Its address is 871 Venetia Bay Boulevard, Suite 370, Venice, Florida 34292.

   THE ADMINISTRATOR

   BISYS Fund Services Ohio, Inc. (BISYS) is the Portfolios' administrator. Its address is 3435 Stelzer Road, Columbus, OH 43219. Management and Administrative services of BISYS include providing office space, equipment and clerical personnel to the Portfolios and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services.

   The Statement of Additional Information has more detailed information about the Investment Adviser and other service providers.

 logo
            SHAREHOLDER INFORMATION

                                      PRICING OF PORTFOLIO SHARES
                                      The Portfolios' net asset value or NAV is expected to be
                                      constant at $1.00 per share, although this value is not
                                      guaranteed. The NAV is determined at 12:00 noon Eastern time for the U.S. Treasury Income Portfolio and the Tax-Exempt
                                      Money Market Portfolio, and at 3:00 p.m. Eastern time for
                                      the U.S. Treasury Money Market Portfolio and the General
                                      Money Market Portfolio, and on days the New York Stock
                                      Exchange ("NYSE") and the Boston and the New York Federal
                                      Reserve Banks are open. The NYSE is closed most national
                                      holidays and Good Friday. The Portfolios value their
                                      securities at their amortized cost. This method involves
                                      valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or
                                      premium, regardless of the impact of fluctuating interest
                                      rates on the market value of the investment.

                                      Your order for purchase or sale of shares is priced at the next NAV calculated after your order is accepted by the
                                      Fund. This is what is known as the offering price.

                                      All income, expenses (other than expenses incurred by a
                                      class pursuant to its distribution and shareholder servicing plan) and realized and unrealized gains and losses are
                                      allocated to each class proportionately on a daily basis in order to determine the NAV of each class.

   HOW NAV IS CALCULATED
   The NAV is calculated
   by adding the total
   value of the
   Portfolio's
   investments and other
   assets, subtracting
   its liabilities and
   then dividing that
   figure by the number
   of outstanding shares
   of the Portfolio:

           NAV =
           TOTAL
    ASSETS - LIABILITIES
      Number of Shares
        Outstanding

[LOGO]
            SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES

   Shares of the Portfolios may be purchased by institutions that have entered into service agreements with the Distributor and opened accounts with the Trust. Call 1-800-828-2176 for information. Establishment of an account requires that certain documents and applications be signed before the investment can be processed. Fees in addition to those described herein may be charged by some institutions which establish accounts on behalf of their customers.

                                                                   MINIMUM                    MINIMUM
                                        ACCOUNT TYPE         INITIAL INVESTMENT*            SUBSEQUENT
                                        Regular                  $1,000,000                    None

                                      *Institutions may satisfy the minimum investment by
                                      aggregating their fiduciary accounts.

                                      Your purchase of shares will be on the same business day if the Portfolio's transfer agent receives your order by:

                                      12:00 noon, Eastern time, for the
                                      -- U.S. Treasury Income Portfolio
                                      -- Tax-Exempt Money Market Portfolio

                                      3:00 p.m., Eastern time, for the
                                      -- U.S. Treasury Money Market Portfolio
                                      -- General Money Market Portfolio

                                      Otherwise, the purchase will be effective on the next
                                      business day.

                                      To allow the Portfolios to be managed effectively,
                                      shareholders are urged to initiate all trades as early in
                                      the day as possible. Also, please notify the Transfer Agent at least one day in advance of trades in excess of
                                      $10,000,000. Include your name and shareholder account
                                      number.

                                      A Portfolio may reject any purchase order if it considers it in the best interest of the Portfolio and its shareholders.
                                      Purchases by exchange are not permitted.

   AVOID 31% TAX WITHHOLDING

   The Portfolios are required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Portfolios with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number on your account application.

   Some institutions may
   charge additional fees
   and may require
   different minimum
   investments or impose
   other limitations on
   buying and selling
   shares. The
   institution is
   responsible for
   transmitting orders by
   close of business and
   may have an earlier
   cut-off time for
   purchase and sale
   requests. Consult your
   institution for
   specific information.
   ----------------------

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            SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES -- CONTINUED

   BY WIRE ORDERS

   Prior to wiring monies and in order to ensure that wire orders are invested promptly, you must call the Distributor to obtain instructions regarding the bank account number where the monies should be wired and other pertinent information.

   DIVIDENDS AND DISTRIBUTIONS

   All income dividends will be paid in cash and will automatically be made by wire unless you request to reinvest such dividends in additional shares.

   SELLING YOUR SHARES
   You may sell your shares at any time.
   Your sales price will be the next NAV
   calculated after the Portfolio's
   Transfer Agent receives your sell
   order. Normally you will receive your
   proceeds within a week after your
   request is received. See section on
   "General Policies on Selling Shares"
   below.

   INSTRUCTIONS FOR SELLING SHARES

   You may request redemption of your shares through the Transfer Agent. The Portfolio ordinarily will accept orders to purchase by wire or telephone. Shareholders may change the bank account designated to receive an amount redeemed at any time by sending a letter of instruction with a signature guarantee to the Transfer Agent, BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219.

   Shares also may be redeemed by mail by submitting an order addressed to: The Valiant Fund, 871 Venetia Bay Boulevard, Suite 370, Venice, Florida 34292. If transactions by telephone cannot be executed (e.g., during times of unusual market activity), orders should be placed by mail. In case of suspension of the right of redemption, a shareholder may either withdraw its request for redemption or receive payment based on the net asset value next determined after the termination of the suspension.

                                               WITHDRAWING MONEY FROM YOUR
                                               PORTFOLIO INVESTMENT
                                               As a mutual fund shareholder,
                                               you are technically selling
                                               shares when you request a
                                               withdrawal. This is also known
                                               as redeeming shares or a
                                               redemption of shares.

                                               If an account is closed, any
                                               accrued dividend will be paid
                                               within 10 days of the beginning
                                               of the following month.

[LOGO]
            SHAREHOLDER INFORMATION

   GENERAL POLICIES ON SELLING SHARES
   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. When the NYSE or either the Boston or New York Federal Reserve Bank is closed for extraordinary circumstances (or when trading is restricted) for any reason, payment for shares may be delayed.

   WIRE OR TELEPHONE REDEMPTIONS

   The Trust reserves the right to refuse a wire or telephone redemption if the Adviser or the Transfer Agent believes it is advisable to do so. Upon 60 days' prior notice to existing shareholders, procedures for redeeming shares by wire or telephone may be modified or terminated at any time by the Trust or the Transfer Agent.

   DISTRIBUTION AND SERVICE (12b-1) FEES


   The Portfolios have adopted a plan under SEC Rule 12b-1. The plan allows the Portfolios to pay fees for services and expenses relating to the sale and distribution of the Portfolios' shares and/or for providing shareholder services. The amount of the fee the Plan allows is 0.35% of the average daily net assets of the Portfolios. Because these fees are paid from the Portfolios' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Payments under the Plan have been authorized at the rate of 0.25% of the average daily net assets of Class B shares.


   SHAREHOLDERS STATEMENTS

   Shareholders will receive a monthly statement and a confirmation after every transaction that affects the share balance or the account registration. Shareholders should verify the accuracy of all transactions immediately upon receipt of their confirmation statements. Neither the Trust nor the Transfer Agent will be liable for following instructions communicated by telephone that it reasonably believes to be genuine. The privilege to initiate transactions by telephone is made available to shareholders automatically. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including: requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions or tape recording of telephone instructions. If it does not employ reasonable procedures to confirm that telephone instructions are genuine, the Trust or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions.

   DIVIDENDS, DISTRIBUTIONS AND TAXES

   Any income a Portfolio receives in the form of dividends is paid out, less expenses, to its shareholders. Each Portfolio declares dividends from net investment income on every business day. Dividends are paid monthly, on or about the fifteenth day of each month. Capital gains for all Funds are distributed at least annually.

   In order to receive the dividend declared, the Custodian must receive the purchase wire by the close of the Federal reserve wire system on that Business Day.

[LOGO]
            SHAREHOLDER INFORMATION

   DIVIDENDS, DISTRIBUTIONS AND TAXES -- CONTINUED

   Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   The interest income from the U.S. Government securities is generally not subject to state and local taxes, however any interest income from the repurchase agreements is generally subject to state and local taxes.

   The Portfolios expect that their dividends will primarily consist of net income or, if any, short-term capital gains as opposed to long-term capital gains. Dividends paid by the Portfolios (except Tax-Exempt Money Market Portfolio) are taxable as ordinary income, as are dividends paid by the Tax-Exempt Money Market Portfolio that are derived from taxable investments.

   During normal market conditions, the Tax-Exempt Money Market Fund expects that substantially all of its dividends will be excluded from gross income for federal income tax purposes.

   Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year.

   You will be notified in January each year about the federal tax status of distributions made by the Portfolio. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

[LOGO]
            FINANCIAL HIGHLIGHTS

   FINANCIAL HIGHLIGHTS


   The following information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon was unqualified. This information is part of the Trust's financial statements which are included in the Trust's Annual Report to Shareholders and incorporated by reference in the SAI. As of the date of this Prospectus, U.S. Treasury Income Portfolio Class B shares and Tax-Exempt Money Market Portfolio Class B shares had not commenced operations. The following information should be read in conjunction with the financial statements and notes thereto.



                U.S. TREASURY MONEY MARKET PORTFOLIO -- CLASS B



                                                For a share outstanding throughout each period.

                                                                   YEAR ENDED
                                              ----------------------------------------------------
                                              8/31/99   8/31/98     8/31/97     8/31/96    8/31/95
                                              -------   --------   ----------   --------   -------
    NET ASSET VALUE, BEGINNING OF PERIOD       $1.000     $1.000      $1.000      $1.000    $1.000
    INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                     0.044      0.051       0.049       0.050     0.052
    LESS DISTRIBUTIONS:
      Dividends from net investment income     (0.044)    (0.051)     (0.049)     (0.050)   (0.052)
    NET ASSET VALUE, END OF PERIOD             $1.000     $1.000      $1.000      $1.000    $1.000
        Total Return (a)                         4.51%      5.17%       5.04%       5.18%     5.34%
    RATIOS/SUPPLEMENTAL DATA:
      Net assets, End of Period (000's)       $64,226   $326,675    $300,437    $126,327   $76,114
    RATIOS TO AVERAGE NET ASSETS:
      Net Investment Income                      4.42%      5.05%       4.93%       5.01%     5.41%
      Operating Expenses                         0.45%      0.45%       0.45%       0.45%     0.45%
      Operating Expenses Before
        Reimbursements/Waivers                   0.45%      0.45%       0.45%       0.45%     0.46%


   (a) Had the Investment Adviser and Trustees not reimbursed and waived certain expenses, respectively, total returns would have been lower.

[LOGO]
            FINANCIAL HIGHLIGHTS


                   GENERAL MONEY MARKET PORTFOLIO -- CLASS B



                                                    For a share outstanding throughout each period.

                                                                     PERIOD ENDED
                                               ---------------------------------------------------------
                                                8/31/99     8/31/98     8/31/97     8/31/96     8/31/95
                                               ---------   ---------   ---------   ---------   ---------
    NET ASSET VALUE, BEGINNING OF PERIOD        $1.000      $1.000      $1.000      $1.000      $1.000
    INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                      0.046       0.052       0.050       0.051       0.053
    LESS DISTRIBUTIONS:
      Dividends from net investment income      (0.046)     (0.052)     (0.050)     (0.051)     (0.053)
    NET ASSET VALUE, END OF PERIOD              $1.000      $1.000      $1.000      $1.000      $1.000
        Total Return (a)                          4.74%       5.28%       5.14%       5.26%       5.54%
    RATIOS/SUPPLEMENTAL DATA:
      Net assets, End of Period (000's)         $1,569     $17,602      $9,155      $8,734      $9,461
    RATIOS TO AVERAGE NET ASSETS:
      Net Investment Income                       4.72%       5.16%       5.02%       5.11%       5.33%
      Operating Expenses                          0.45%       0.45%       0.45%       0.45%       0.45%
      Operating Expenses Before
        Reimbursements/Waivers                    0.45%       0.45%       0.45%       0.45%       0.45%



   (a) Had the Investment Adviser and Trustees not reimbursed and waived certain expenses, respectively, total returns would have been lower.

FOR MORE INFORMATION

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS (REPORTS):

The Portfolios' annual and semi-annual reports to shareholders contain additional information on each Portfolio's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Portfolios, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can receive free copies of Reports and the SAI, or request other information and discuss your questions about the Funds by contacting the Distributor. Or contact the Portfolios at:

                            THE VALIANT FUND
                            3435 STELZER ROAD
                            COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-828-2176
                            E-MAIL: VALIANTFUND@COMCASTWORK.NET
                            INTERNET: HTTP://WWW.VALIANTFUND.COM

You can review and copy the Portfolios' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

- For a fee by:

     - electronic mail request at publicinfo@sec.gov

     - writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009

     - calling 1-202-942-8090.

- Free from the Edgar database on the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-7582.

                                THE VALIANT FUND


                                 CLASS C SHARES


                                ---------------

                       PROSPECTUS DATED DECEMBER 29, 1999

                                ---------------

                      U.S. TREASURY MONEY MARKET PORTFOLIO
                         U.S. TREASURY INCOME PORTFOLIO
                         GENERAL MONEY MARKET PORTFOLIO
                       TAX-EXEMPT MONEY MARKET PORTFOLIO

                                   QUESTIONS?
                          Call 1-800-828-2176 or your
                           investment representative.

                MANAGED BY INTEGRITY MANAGEMENT & RESEARCH, INC.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         THE VALIANT FUND                         CONTENTS


                                                RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES
                                                INCLUDES INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

Carefully review this                               4  Overview
important section, which                          5-6  U.S. Treasury Money Market Portfolio
summarizes each Portfolio's                       7-8  U.S. Treasury Income Portfolio
investments, strategies,                         9-10  General Money Market Portfolio
risks, past performance, and                    11-12  Tax-Exempt Money Market Portfolio
fees.                                              13  Fees and Expenses

                                                ADDITIONAL INFORMATION

                                                   16

                                                FUND MANAGEMENT

Review this section for                            17  The Investment Adviser
details on the people and                          17  The Distributor
organizations who oversee                          17  The Administrator
the Portfolios.

                                                SHAREHOLDER INFORMATION

Review this section for                            18  Pricing of Portfolios Shares
details on how shares are                       19-20  Purchasing and Adding to Your Shares
valued, how to purchase and                        20  Selling Your Shares
sell shares, related charges                       21  General Policies on Selling Shares
and payments of dividends                          21  Distribution and Service (12b-1) Fees
and distributions.                              21-22  Dividends, Distributions and Taxes

                                                FINANCIAL HIGHLIGHTS

                                                   23  Financial Highlights

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            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

   OVERVIEW


   The Trust offers Class A shares, Class B shares, Class C shares, Class D shares and Class E shares. The five classes of shares are identical, except as to the services offered to and the expenses borne by each class. Before purchasing, you should determine which class is appropriate for you by carefully reading its prospectus. THIS PROSPECTUS RELATES ONLY TO THE CLASS C SHARES.


   Each Portfolio is designed exclusively for investment of short-term monies held in institutional accounts. Shares of the Portfolios may be purchased by banks and other institutional investors that have entered into service agreements with Integrity Investments, Inc. (the "Distributor"), 1-800-828-2176.

   Each Portfolio is a money market fund. As a money market fund, each Portfolio is subject to maturity, quality and diversification requirements designed to help it in its effort to maintain a stable price of $1.00 per share. Under these requirements, each Portfolio's investments must have a remaining maturity of no more than 397 days and its investments must maintain an average weighted maturity that does not exceed 90 days.

              Money Market Securities are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features that have the effect of shortening the security's maturity. Taxable money market securities include bank certificates of deposit, bank acceptances, bank time deposits, notes, commercial paper and U.S. Government securities. Municipal money market securities include variable rate demand notes, commercial paper and municipal notes.

   The Portfolios:

   - The U.S. Treasury Money Market Portfolio invests all of its assets in securities issued or guaranteed by the United States Government or its agencies, and repurchase agreements collateralized by such U.S. Government Obligations.

   - The U.S. Treasury Income Portfolio invests all of its assets in U.S. Government Obligations which are backed by the full faith and credit of the U.S. Government.

   - The General Money Market Portfolio invests in U.S. dollar-denominated short-term debt securities.

   - The Tax-Exempt Money Market Portfolio invests in high-quality, short-term municipal securities and in high-quality, long-term municipal securities whose features give them interest rates, maturities and prices similar to short-term instruments.

   A few general risks:

   - An investment in the Portfolios is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   - Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.

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            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

   U.S. TREASURY MONEY MARKET PORTFOLIO


    INVESTMENT OBJECTIVES             The Portfolio seeks to obtain as high a level of current
                                      income as is consistent with the preservation of capital and liquidity.

    PRINCIPAL INVESTMENT              The Portfolio's principal investment strategies include:
    STRATEGIES                        - Investing in money market instruments issued by the U.S.
                                        Treasury, certain U.S. Government agencies and in U.S.
                                        Government backed repurchase agreements.
                                      - Generally maintaining a dollar-weighted average maturity of 90 days or less.
                                      - Investing in compliance with SEC rule requirements for
                                        money market funds for the quality, maturity and
                                        diversification of investments.

                                      The Portfolio invests based on considerations of safety of principal and liquidity, which means that the Portfolio may not necessarily invest in securities paying the highest
                                      available yield at a particular time. The Portfolio will
                                      attempt to increase its yield by trading to take advantage of short-term market variations. The Adviser generally
                                      evaluates investments based on interest rate sensitivity.

                                      Under normal market conditions, at least 65% of its total
                                      assets will be invested in direct U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury
                                      obligations.

                                      A full discussion of additional permissible investments is included in the Statement of Additional Information ("SAI").

    PRINCIPAL INVESTMENT RISKS        The Portfolio is a "money market fund" that seeks to
                                      maintain a stable net asset value of $1.00 per share. There is no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share. It is possible to lose money by investing in the Portfolio.

                                      There can be no assurance that the investment objective of the Portfolio will be achieved.

                                      Other principal risks of investing in the Portfolio are:
                                      - INTEREST RATE RISK.  This is the risk that changes in
                                        interest rates will affect the yield or value of the
                                        Portfolio's investments in debt securities. Because the
                                        Portfolio invests in short-term securities, a decline in
                                        interest rates will affect the Portfolio's yield as these
                                        securities mature or are sold and the Portfolio purchases
                                        new short-term Securities with a lower yield. Generally,
                                        an increase in interest rates causes the value of a debt
                                        instrument to decrease. The change in value for
                                        shorter-term securities is usually smaller than for
                                        securities with longer maturities.

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            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES




                                      - CREDIT RISK.  Although U.S. Government securities,
                                        particularly U.S. Treasury obligations, have historically
                                        involved little risk, if an issuer fails to pay interest
                                        or repay principal, the value of your investment could
                                        decline.

                                      - SELECTION RISK.  The Adviser evaluates the rewards and
                                        risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment
                                        objective. It is possible, however, that these evaluations will prove to be inaccurate.
                                      No performance information is shown for the Class C shares of U.S. Treasury Money Market Portfolio that, as of the date of this prospectus, has not commenced operations. The
                                      performance of the Portfolio's shares will fluctuate with
                                      market conditions.

    WHO MAY WANT TO INVEST?           Consider investing in the Portfolio if you are:
                                      [ ] SEEKING PRESERVATION OF CAPITAL
                                      [ ] HAVE A LOW RISK TOLERANCE
                                      [ ] WILLING TO ACCEPT LOWER POTENTIAL RETURNS IN EXCHANGE
                                          FOR A HIGH DEGREE OF SAFETY
                                      [ ] INVESTING SHORT-TERM RESERVES

                                      This Portfolio will not be appropriate for someone:
                                      [ ] SEEKING HIGH TOTAL RETURNS
                                      [ ] PURSUING A LONG-TERM GOAL OR INVESTING FOR RETIREMENT

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            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES



   U.S. TREASURY INCOME PORTFOLIO

    INVESTMENT OBJECTIVES             The Portfolio seeks to obtain as high a level of current
                                      income as is consistent with the preservation of capital and liquidity.

    PRINCIPAL INVESTMENT              The Portfolio's principal investment strategies include:
    STRATEGIES                        - Investing all of its assets in U.S. Government Obligations which are backed by the full faith and credit of the U.S.
                                        Government and whose interest income is generally not
                                        subject to state income tax. Under normal market
                                        conditions, the Portfolio invests at least 65% of its
                                        total assets in U.S. Treasury obligations such as U.S.
                                        Treasury bills, notes and bonds.
                                      - Generally maintaining a dollar-weighted average of 90 days or less.
                                      - Investing in compliance with SEC rule requirements for
                                        money market funds for quality, maturity and diversification of investments.
                                      A full discussion of additional permissible investments is included in the SAI.

    PRINCIPAL INVESTMENT RISKS        The Portfolio is a "money market fund" that seeks to
                                      maintain a stable net asset value of $1.00 per share. There is no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share. It is possible to lose money by investing in the Portfolio.
                                      There can be no assurance that the investment objective of the Portfolio will be achieved. Other principal risks of
                                      investing in the Portfolio are:

                                      - INTEREST RATE RISK.  This is the risk that changes in
                                        interest rates will affect the yield or value of the
                                        Portfolio's investments in debt securities. Because the
                                        Portfolio invests in short-term securities, a decline in
                                        interest rates will affect the Portfolio's yield as these
                                        securities mature or are sold and the Portfolio purchases
                                        new short-term securities with a lower yield. Generally,
                                        an increase in interest rates causes the value of a debt
                                        instrument to decrease. The change in value for
                                        shorter-term securities is usually smaller than for
                                        securities with longer maturities.

                                      - CREDIT RISK.  Although U.S. Government securities,
                                        particularly U.S. Treasury obligations, have historically
                                        involved little risk, if an issuer fails to pay interest
                                        or repay principal, the value of your investment could
                                        decline.

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            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES





                                      - SELECTION RISK.  The Adviser evaluates the rewards and
                                        risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment
                                        objective. It is possible, however, that these evaluations will prove to be inaccurate.
                                      No performance information is shown for the Class C shares of U.S. Treasury Income Portfolio that, as of the date of
                                      this prospectus, has not commenced operations. The
                                      performance of the Portfolio's shares will fluctuate with
                                      market conditions.

    WHO MAY WANT TO INVEST?           Consider investing in the Portfolio if you are:
                                      [ ] SEEKING PRESERVATION OF CAPITAL
                                      [ ] HAVE A LOW RISK TOLERANCE
                                      [ ] WILLING TO ACCEPT LOWER POTENTIAL RETURNS IN EXCHANGE
                                          FOR A HIGH DEGREE OF SAFETY
                                      [ ] INVESTING SHORT-TERM RESERVES

                                      This Portfolio will not be appropriate for someone:
                                      [ ] SEEKING HIGH TOTAL RETURNS
                                      [ ] PURSUING A LONG-TERM GOAL OR INVESTING FOR RETIREMENT

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            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES


   GENERAL MONEY MARKET PORTFOLIO

    INVESTMENT OBJECTIVES             The Portfolio seeks to obtain as high a level of current
                                      income as is consistent with the preservation of capital and liquidity.

    PRINCIPAL INVESTMENT              The Portfolio's principal investment strategies include:
    STRATEGIES                        - Investing in U.S. dollar-denominated, short-term
                                        obligations of domestic and foreign issuers, including
                                        banks, rated in the highest category by at least two
                                        nationally recognized rating services, U.S. Government
                                        securities, repurchase agreements, affiliated bank
                                        transactions, letters of credit, variable and floating
                                        rate instruments, commercial paper and restricted
                                        securities, as well as borrowing through reverse
                                        repurchase agreements.

                                      - Generally maintaining a dollar-weighted average maturity of 90 days or less.

                                      - Investing in compliance with SEC rule requirements for
                                        money market funds for the quality, maturity and
                                        diversification of investments.

                                      Although the Portfolio does not actively invest in the
                                      obligations of foreign issuers, an increase in the size of the portfolio may provide an opportunity to implement this investment strategy.

                                      The Portfolio may invest 25% or more of its total assets in the domestic banking industry.

                                      A full discussion of additional permissible investments is included in the SAI.

    PRINCIPAL INVESTMENT RISKS        The Portfolio is a "money market fund" that seeks to
                                      maintain a stable net asset value of $1.00 per share. There is no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share. It is possible to lose money by investing in the Portfolio.

                                      There can be no assurance that the investment objective of the Portfolio will be achieved.

                                      Other principal risks of investing in the Portfolio are:

                                      - INTEREST RATE RISK. This is the risk that changes in
                                        interest rates will affect the yield or value of the
                                        Portfolio's investments in debt securities. Because the
                                        Portfolio invests in short-term securities, a decline in
                                        interest rates will affect the Portfolio's yield as these
                                        securities mature or are sold and the Portfolio purchases
                                        new short-term securities with a lower yield. Generally,
                                        an increase in interest rates causes the value of a debt
                                        instrument to decrease. The change in value for
                                        shorter-term securities is usually smaller than for
                                        securities with longer maturities.

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            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES




                                      - CREDIT RISK. This is the risk that the issuer or guarantor of a debt security will be unable or unwilling to make
                                        timely interest or principal payments, or to otherwise
                                        honor its obligations. Credit risk includes the
                                        possibility that any of the Portfolio's investments will
                                        have its credit ratings downgraded. The Portfolio will
                                        only purchase a money market instrument if it presents
                                        minimal credit risks.

                                      - SELECTION RISK. The Adviser evaluates the rewards and
                                        risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment
                                        objective. It is possible, however, that these evaluations will prove to be inaccurate.

                                      - FOREIGN INVESTMENT RISK. The Portfolio's investments in
                                        U.S. dollar-denominated obligations of foreign branches of
                                        U.S. banks and U.S. branches of foreign banks may be
                                        subject to foreign risk. Foreign securities issuers are
                                        usually not subject to the same degree of regulation as
                                        U.S. issuers. Reporting, accounting, and auditing
                                        standards of foreign countries differ, in some cases,
                                        significantly from U.S. standards. Foreign risk includes
                                        nationalization, expropriation or confiscatory taxation,
                                        currency blockage, political changes or diplomatic
                                        developments that could adversely affect the portfolio's
                                        investments.
                                      No performance information is shown for the Class C shares of General Money Market Portfolio that, as of the date of
                                      this prospectus, has not commenced operations. The
                                      performance of the Portfolio's shares will fluctuate with
                                      market conditions.

    WHO MAY WANT TO INVEST?           Consider investing in the Portfolio if you are:
                                      [ ] SEEKING PRESERVATION OF CAPITAL
                                      [ ] HAVE A LOW RISK TOLERANCE
                                      [ ] WILLING TO ACCEPT LOWER POTENTIAL RETURNS IN EXCHANGE
                                          FOR A HIGH DEGREE OF SAFETY
                                      [ ] INVESTING SHORT-TERM RESERVES

                                      This Portfolio will not be appropriate for someone:
                                      [ ] SEEKING HIGH TOTAL RETURNS
                                      [ ] PURSUING A LONG-TERM GOAL OR INVESTING FOR RETIREMENT

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            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES




   TAX-EXEMPT MONEY MARKET PORTFOLIO

    INVESTMENT OBJECTIVES             The Portfolio seeks primarily income exempt from federal
                                      income tax.

    PRINCIPAL                         The Portfolio's principal investment strategies include:
    INVESTMENT STRATEGIES             - Investing in municipal money market securities including variable and floating rate instruments.
                                      - Investing in compliance with SEC rule requirements for
                                        money market funds for the quality, maturity and
                                        diversification of investments.
                                      - Municipal securities subject to restrictions on resale.
                                      - Investing in repurchase agreements, forward commitments, when-issued securities, letters of credit, and standby
                                        commitments, and borrowing through reverse repurchase
                                        agreements.

                                      Under normal market conditions, the Portfolio will invest
                                      100% of its investable assets in securities whose income is exempt from federal income tax.

                                      As a temporary defensive measure because of market,
                                      economic, political or other conditions, the Portfolio may invest in taxable money market securities. These temporary investments may produce taxable income.

                                      The Portfolio will not invest in Municipal Securities whose interest is subject to the federal alternative minimum tax
                                      ("AMT") for individuals.
                                      The Portfolio buys and sells securities based on its
                                      objective of maximizing current income consistent with
                                      safety of principal and liquidity. The Portfolio will
                                      attempt to increase its yields by trading to take advantage of short-term market variations. The Fund's Adviser
                                      evaluates investments based on credit Analysis and the
                                      interest rate outlook.

                                      A full discussion of additional permissible investments is included in the SAI.

    PRINCIPAL                         The Fund is a "money market fund" that seeks to maintain a
    INVESTMENT RISKS                  stable net asset value of $1.00 per share. There is no
                                      guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share. It is possible to
                                      lose money by investing in the Portfolio.

                                      There can be no assurance that the investment objective of the Portfolio will be achieved.



    Municipal Securities
    are issued to raise
    money for a variety
    of public and
    private purposes,
    including general
    financing for state
    and local
    governments, or
    financing for a
    specific project or
    public facility.
    Municipal securities
    may be fully or
    partially backed by
    the local
    government, by the
    credit of a private
    issuer, by the
    current or
    anticipated revenues
    from a specific
    project or specific
    assets, or by
    domestic or foreign
    entities providing
    credit support such
    as letters of
    credit, guarantees
    or insurance.

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            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES




                                      Other principal risks of investing in the Fund are:

                                      - INTEREST RATE RISK. This is the risk that changes in
                                        interest rates will affect the yield or value of the
                                        Portfolio's investments in municipal debt securities.
                                        Prices of municipal obligations tend to move inversely
                                        with changes in interest rates. The most immediate effect
                                        of a rise in rates is usually a drop in the prices of such securities, and therefore in the Portfolio's yield as
                                        well. Interest rate risk is usually greater for
                                        fixed-income securities with longer maturities or
                                        durations.

                                      - CREDIT RISK. Although credit risk is very low because the
                                        Portfolio only invests in high quality obligations, if an
                                        issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state
                                        or local government issuer to make payments can be
                                        affected by many factors, including economic conditions,
                                        the flow of tax revenues and changes in the level of
                                        federal, state or local aid. Some municipal securities are payable only from limited revenue sources or by private
                                        entities.

                                      - SELECTION RISK. The Adviser evaluates the rewards and
                                        risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment
                                        objective. It is possible, however, that these evaluations will prove to be inaccurate.
                                      No performance information is shown for the Class C shares of Tax-Exempt Money Market Portfolio that, as of the date of this prospectus, has not commenced operations. The
                                      performance of the Portfolio's shares will fluctuate with
                                      market conditions.

    WHO MAY WANT TO INVEST?           Consider investing in the Portfolio if you are:
                                      [ ] SEEKING PRESERVATION OF CAPITAL
                                      [ ] HAVE A LOW RISK TOLERANCE
                                      [ ] WILLING TO ACCEPT LOWER POTENTIAL RETURNS IN EXCHANGE
                                          FOR A HIGH DEGREE OF SAFETY
                                      [ ] INVESTING SHORT-TERM RESERVES

                                      This Portfolio will not be appropriate for someone:
                                      [ ] SEEKING HIGH TOTAL RETURNS
                                      [ ] INVESTING AS PART OF A RETIREMENT PLAN BECAUSE THE PLANS
                                          CAN NOT BENEFIT FROM TAX EXEMPT INCOME
                                      [ ] PURSUING A LONG-TERM GOAL

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            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

                               FEES AND EXPENSES


                                                                      U.S.
                                                                    TREASURY     U.S. TREASURY     GENERAL       TAX-EXEMPT
                                                                  MONEY MARKET      INCOME       MONEY MARKET   MONEY MARKET
                                                                  PORTFOLIO(1)   PORTFOLIO(1)    PORTFOLIO(1)   PORTFOLIO(1)
                                         SHAREHOLDER FEES         ------------   -------------   ------------   ------------
                                   (FEES PAID DIRECTLY FROM YOUR   CLASS          CLASS           CLASS          CLASS
                                            INVESTMENT)              C              C               C              C
                                  Maximum sales charge (load) on
                                  purchases                           None           None            None           None
                                  ANNUAL PORTFOLIO OPERATING
                                  EXPENSES (EXPENSES THAT ARE
                                  DEDUCTED FROM PORTFOLIO ASSETS)
                                  Management fees(2)                   .20%           .20%            .20%           .20%
                                  Distribution and Service
                                  (12b-1) fees(3)                      .40%           .40%            .40%           .40%
                                  Other expenses(4)                    .03%           .03%            .03%           .03%
                                  Gross Annual Portfolio
                                  operating expenses(4)                .63%           .63%            .63%           .63%
                                  Fee Waivers(3,5)                     .33%           .33%            .33%           .33%
                                  Total Annual Portfolio
                                  operating expenses                   .30%           .30%            .30%           .30%



                               (1) As of the date of this Prospectus, the Class
                                   C shares of each of the Portfolios have not commenced operations.



                               (2) The Portfolios are contractually reimbursing
                                   expenses which causes the actual Management fee to be 0.17%.



                               (3) The Trust has adopted a Distribution and
                                   Shareholder Servicing Plan (the "Plan") for the Class C shares. Payments allowed under the Plan for Class C shares are 0.40% yet are authorized and paid at the rate of 0.10% of the average daily net assets of Class C shares.



                               (4) Other expenses and Gross Annual Portfolio
                                   operating expenses of the Portfolios are estimated for the current fiscal year.


                               (5) The Portfolios' Adviser has contractually
                                   agreed to reimburse Other expenses and waive certain 12b-1 fees necessary to limit total expenses to 0.30% for Class C shares until August 31, 2000.

   EXPENSE EXAMPLE

   Use the example below to compare fees and expenses with those of other Portfolios. It illustrates the amount of fees and expenses you would pay, assuming the following:
     - $10,000 investment
     - 5% annual return
     - redemption at the end of each period
     - no changes in the Portfolio's operating expenses except in Year 1 when the waiver is in effect
     - reinvestment of dividends and distributions

   Because this example is hypothetical and for comparison only, your actual costs will be different.


                                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
   U.S. TREASURY MONEY MARKET PORTFOLIO                 $31      $168      $319       $755
   U.S. TREASURY INCOME PORTFOLIO                       $31      $168      $319       $755
   GENERAL MONEY MARKET PORTFOLIO                       $31      $168      $319       $755
   TAX EXEMPT MONEY MARKET PORTFOLIO                    $31      $168      $319       $755



   If you buy and hold
   Class C shares of the
   Portfolios, you will
   pay the following
   fees and expenses.
   Total Annual
   Portfolio operating
   expenses are paid out
   of Portfolio assets,
   and are reflected in
   the Portfolio's
   yield.

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            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

   The principal strategies and risks of investing in each Portfolio are described on the previous pages. The following elaborates on that discussion. Unless otherwise indicated, each Portfolio may invest in the securities and engage in the transactions described below.

   AFFILIATED BANK TRANSACTIONS

   Pursuant to an exemptive order from the SEC, each Portfolio may engage in certain transactions with banks that are, or may be considered to be, "affiliated persons" of the Portfolio under the 1940 Act. Such transactions may be entered into only pursuant to procedures established, and periodically reviewed, by the Board of Trustees. These transactions may include repurchase agreements with U.S. banks having short-term debt instruments rated high quality by at least one rating agency (or if unrated, determined by the Sub-Adviser to be of comparable quality); purchases, as principal, of short-term obligations of such banks and their bank holding companies and affiliates; transactions in Municipal Securities; transactions in bankers' acceptances; and transactions in U.S. Government Obligations with affiliated banks that are primary dealers in these securities.

   REPURCHASE AGREEMENTS (APPLICABLE TO U.S. TREASURY MONEY MARKET PORTFOLIO, GENERAL MONEY MARKET PORTFOLIO AND TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

   Each Portfolio, except the U.S. Treasury Income Portfolio, may enter into repurchase agreements and illiquid securities that allow the Portfolio to purchase U.S. Government Obligations, with an agreement that the seller will repurchase the obligation at an agreed upon price and date. No more than 10% of a Portfolio's net assets taken at current value will be invested in repurchase agreements extending for more than seven days. If a seller defaults on the obligation to repurchase, the Portfolio may incur a loss or other costs.

   REVERSE REPURCHASE AGREEMENTS (APPLICABLE TO GENERAL MONEY MARKET PORTFOLIO AND TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

   The General Money Market Portfolio and the Tax-Exempt Money Market Portfolio may enter into reverse repurchase agreements, which are transactions where a Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time and price, which includes interest. The General Money Market Portfolio expects that it will engage in reverse repurchase agreements when it is able to invest the cash so acquired at a rate higher than the cost of the agreement, which would increase income earned by such Portfolio, or for liquidity purposes. Engaging in reverse repurchase agreements may involve an element of leverage, and no Portfolio will purchase a security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Tax-Exempt Money Market Portfolio will engage in reverse repurchase agreements for temporary or emergency purposes only and not for leverage or investment.

   FORWARD COMMITMENTS AND "WHEN-ISSUED" SECURITIES

   Each Portfolio may also enter into forward commitment agreements and purchase "when-issued" securities. Forward commitments are contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time with no interest accruing to the Portfolio until the settlement date. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Municipal Securities are often issued on a when-issued basis. The yield of such securities is fixed at the time a commitment to purchase is made, with actual payment and delivery of the security generally taking place 15 to 45 days later. Under some circumstances, the purchase of when-issued securities may act to leverage the Portfolio.

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            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

   LETTERS OF CREDIT

   Issuers or financial intermediaries who provide demand features or standby commitments often support their ability to buy obligations on demand by obtaining letters of credit ("LOCs") or other guarantees from domestic or foreign banks. LOCs also may be used as credit supports for Municipal Securities. The Sub-Adviser may rely upon its evaluation of a bank's credit in determining whether to purchase an instrument supported by an LOC. In evaluating a foreign bank's credit, the Sub-Adviser will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions that might affect the bank's ability to honor its credit commitment.

   VARIABLE AND FLOATING RATE INSTRUMENTS

   Each Portfolio may purchase variable and floating rate demand instruments and other securities that possess a floating or variable interest rate adjustment formula. These instruments permit the Portfolios to demand payment of the principal balance plus unpaid accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument.

   The Portfolio's Sub-Adviser, on behalf of the Adviser, intends to exercise the demand only (1) to attain a more optimal portfolio structure, (2) upon a default under the terms of the debt security, (3) as needed to provide liquidity to the Portfolios, or (4) to maintain the respective quality standard of the Portfolios' investment portfolio. The Portfolios' Sub-Adviser will determine which variable or floating rate demand instruments to purchase in accordance with procedures approved by the Trustees to minimize credit risks.

   RESTRICTED SECURITIES (APPLICABLE TO GENERAL MONEY MARKET PORTFOLIO AND TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

   The General Money Market Portfolio and Tax-Exempt Money Market Portfolio may purchase securities which cannot be sold to the public without registration under the Securities Act of 1933 (restricted securities). Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Provided that the security has a demand feature of seven days or less, or a dealer or institutional trading market exists which in the opinion of the Sub-Adviser, subject to Board guidelines, affords liquidity, these restricted securities are not treated as illiquid securities for purposes of each Portfolio's restriction on not investing more than 10% of its net assets in illiquid securities.

   STANDBY COMMITMENTS (APPLICABLE TO TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

   Standby Commitments are puts that entitle holders to same-day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. The Tax-Exempt Money Market Portfolio may acquire standby commitments to enhance the liquidity of portfolio securities, but only when the issuers of the commitments present minimal risk of default.

   Ordinarily, the Tax-Exempt Money Market Portfolio will not transfer a standby commitment to a third party, although it could sell the underlying Municipal Security to a third party at any time. Standby commitments will not affect the dollar-weighted average maturity of the Portfolio, or the valuation of the securities underlying the commitments. The Portfolio may purchase standby commitments separate from, or in conjunction with, the purchase of securities subject to such commitments, in which case, the Portfolio would pay a higher price for the securities acquired, thus reducing their yield to maturity.

   Standby commitments are subject to certain risks, including the ability of issuers to pay for securities at the time the commitments are exercised. The fact that standby commitments are not marketable by the Portfolio, and that the maturities of the underlying securities may be different from those of the commitments, also present potential risks.

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            ADDITIONAL INFORMATION

   TEMPORARY DEFENSIVE POSITIONS

   Each Portfolio may, from time to time, take temporary defensive positions that are inconsistent with the Portfolio's principal investment strategy in attempting to respond to adverse market, economic, political, or other conditions. These positions may include cash (which will not earn any income). This strategy could prevent a Portfolio from achieving its investment objective.

   OTHER TYPES OF INVESTMENTS

   This prospectus describes each Portfolio's principal investment strategies and the particular types of securities in which each Portfolio principally invests. Each Portfolio may, from time to time, make other types of investments and pursue other investments strategies in support of its overall investment goal. These supplemental investment strategies - and the risks involved - are described in detail in the SAI, which is referred to on the back cover of this prospectus.

   YEAR 2000 RISKS

   Like other funds and business organizations around the world, the Portfolios could be adversely affected if the computer systems used by the Adviser and the Portfolio's other service providers do not properly process and calculate date-related information for the year 2000 and beyond. In addition, Year 2000 issues may adversely affect companies in which the Portfolios invest where, for example, such companies incur substantial costs to address Year 2000 issues or suffer losses caused by the failure to adequately or timely do so.

   The Portfolios have been assured that the Adviser and the Portfolio's other service providers (i.e., Administrator, Transfer Agent, Fund Accounting Agent, Custodian and Distributor) have developed and are implementing clearly defined and documented plans intended to minimize risks to services critical to the Portfolios' operations associated with Year 2000 issues. Internal efforts include a commitment to dedicate adequate staff and funding to identify and remedy Year 2000 issues, and specific actions such as inventorying software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems, and retesting for Year 2000 readiness. The Portfolios' Adviser and service providers are likewise seeking assurances from their respective vendors and suppliers that such entities are addressing any Year 2000 issues, and each provider intends to engage, where appropriate, in private and industry or "streetwide" interface testing of systems for Year 2000 readiness.

   In the event that any systems upon which the Portfolios are dependent are not Year 2000 ready by December 31, 1999, administrative errors and account maintenance failures would likely occur.

   While the ultimate costs or consequences of incomplete or untimely resolution of Year 2000 issues by the Adviser or the Portfolios' service providers cannot be accurately assessed at this time, the Portfolios currently have no reason to believe that the Year 2000 plans of the Adviser and the Portfolios' service providers will not be completed by December 31, 1999, or that the anticipated costs associated with full implementation of their plans will have a material adverse impact on either their business operations or financial condition of those of the Portfolios. The Portfolios and the Adviser will continue to closely monitor developments relating to this issue, including development by the Adviser and the Portfolios' service providers of contingency plans for providing back-up computer services in the event of a systems failure or the inability of any provider to achieve Year 2000 readiness. Separately, the Adviser will monitor potential investment risk related to Year 2000 issues.

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            FUND MANAGEMENT

   THE INVESTMENT ADVISER

   Integrity Management & Research, Inc. (the "Adviser"), 871 Venetia Bay Boulevard, Suite 370, Venice, Florida 34292 is the adviser for the Portfolios. The Adviser, at its expense, has contracted with David L. Babson & Co. Inc. (the "Sub-Adviser") to manage the investments of the Portfolios subject to the requirements of the Investment Company Act of 1940, as amended (the "1940 Act").

   Richard F. Curcio, who is the Adviser's President and Chairman of the Board and President, Chairman of the Board and a Trustee of the Trust, indirectly owns or controls the outstanding shares of common stock of the Adviser. Mr. Curcio has 20 years of experience in mutual fund industry marketing, sales and operations. Located at 871 Venetia Bay Boulevard, Suite 370, Venice, Florida 34292, the Adviser was organized in Florida on September 24, 1992.

   The Adviser has provided management oversight to the Portfolios since 1992. It currently manages more than $1 billion in assets directly in the Portfolios. Through the portfolio management team, the Sub-Adviser makes the day-to-day investment decisions and continuously reviews, supervises and administers the Portfolios' investment programs.

   The Sub-Adviser, a Massachusetts corporation, is located at One Memorial Drive, Cambridge, Massachusetts 02142. Founded in 1940, the Sub-Adviser provides investment advice to individuals, state and local government agencies, pension and profit sharing plans, trusts, estates, banks and other organizations, and also serves as the investment adviser to The Babson Funds (a family of mutual funds). The Sub-Adviser is a subsidiary of Massachusetts Mutual Life Insurance Company.

   For these advisory services, the Portfolios paid as follows during their fiscal year ended:


                                                                      PERCENTAGE OF
                                                                    AVERAGE NET ASSETS
                                                                      AS OF 8/31/99
    U.S. TREASURY MONEY MARKET PORTFOLIO                                   0.17%(1)
    U.S. TREASURY INCOME PORTFOLIO                                         0.17%(1)
    GENERAL MONEY MARKET PORTFOLIO                                         0.17%(1)
    TAX-EXEMPT MONEY MARKET PORTFOLIO                                      0.17%(1)



   (1) The Portfolios are contractually reimbursing expenses which causes the actual Adviser fee to be 0.17%.


   The Sub-Adviser is paid by the Adviser a fee at the annual rate based on each Portfolio's average daily net assets, as follows: 0.10% of the first $500 million of net assets and 0.05% of net assets over $500 million. The Sub-Adviser has voluntarily agreed to reduce its fees from 0.05% to 0.04% of net assets over $2 billion.

   THE DISTRIBUTOR

   Integrity Investments, Inc. is the Portfolios' distributor. Its address is 871 Venetia Bay Boulevard, Suite 370, Venice, Florida 34292.

   THE ADMINISTRATOR

   BISYS Fund Services Ohio, Inc. (BISYS) is the Portfolios' administrator. Its address is 3435 Stelzer Road, Columbus, OH 43219. Management and Administrative services of BISYS include providing office space, equipment and clerical personnel to the Portfolios and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services.

   The Statement of Additional Information has more detailed information about the Investment Adviser and other service providers.

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            SHAREHOLDER INFORMATION



                                      PRICING OF PORTFOLIO SHARES
                                      The Portfolios' net asset value or NAV is expected to be
                                      constant at $1.00 per share, although this value is not
                                      guaranteed. The NAV is determined at 12:00 noon Eastern time for the U.S. Treasury Income Portfolio and the Tax-Exempt
                                      Money Market Portfolio, and at 3:00 p.m. Eastern time for
                                      the U.S. Treasury Money Market Portfolio and the General
                                      Money Market Portfolio, and on days the New York Stock
                                      Exchange ("NYSE") and the Boston and the New York Federal
                                      Reserve Banks are open. The NYSE is closed most national
                                      holidays and Good Friday. The Portfolios value their
                                      securities at their amortized cost. This method involves
                                      valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or
                                      premium, regardless of the impact of fluctuating interest
                                      rates on the market value of the investment.

                                      Your order for purchase or sale of shares is priced at the next NAV calculated after your order is accepted by the
                                      Fund. This is what is known as the offering price.

                                      All income, expenses (other than expenses incurred by a
                                      class pursuant to its distribution and shareholder servicing plan) and realized and unrealized gains and losses are
                                      allocated to each class proportionately on a daily basis in order to determine the NAV of each class.

   HOW NAV IS CALCULATED
   The NAV is calculated
   by adding the total
   value of the
   Portfolio's
   investments and other
   assets, subtracting
   its liabilities and
   then dividing that
   figure by the number
   of outstanding shares
   of the Portfolio:

           NAV =
           TOTAL
    ASSETS - LIABILITIES
      Number of Shares
        Outstanding

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            SHAREHOLDER INFORMATION



   PURCHASING AND ADDING TO YOUR SHARES

   Shares of the Portfolios may be purchased by institutions that have entered into service agreements with the Distributor and opened accounts with the Trust. Call 1-800-828-2176 for information. Establishment of an account requires that certain documents and applications be signed before the investment can be processed. Fees in addition to those described herein may be charged by some institutions which establish accounts on behalf of their customers.

                                                                   MINIMUM                    MINIMUM
                                        ACCOUNT TYPE         INITIAL INVESTMENT*            SUBSEQUENT
                                        Regular                  $1,000,000                    None

                                      *Institutions may satisfy the minimum investment by
                                      aggregating their fiduciary accounts.

                                      Your purchase of shares will be on the same business day if the Portfolio's transfer agent receives your order by:

                                      12:00 noon, Eastern time, for the
                                      -- U.S. Treasury Income Portfolio
                                      -- Tax-Exempt Money Market Portfolio

                                      3:00 p.m., Eastern time, for the
                                      -- U.S. Treasury Money Market Portfolio
                                      -- General Money Market Portfolio

                                      Otherwise, the purchase will be effective on the next
                                      business day.

                                      To allow the Portfolios to be managed effectively,
                                      shareholders are urged to initiate all trades as early in
                                      the day as possible. Also, please notify the Transfer Agent at least one day in advance of trades in excess of
                                      $10,000,000. Include your name and shareholder account
                                      number.

                                      A Portfolio may reject any purchase order if it considers it in the best interest of the Portfolio and its shareholders.
                                      Purchases by exchange are not permitted.

   AVOID 31% TAX WITHHOLDING

   The Portfolios are required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Portfolios with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number on your account application.
   Some institutions may
   charge additional fees
   and may require
   different minimum
   investments or impose
   other limitations on
   buying and selling
   shares. The
   institution is
   responsible for
   transmitting orders by
   close of business and
   may have an earlier
   cut-off time for
   purchase and sale
   requests. Consult your
   institution for
   specific information.
   ----------------------

 [LOGO]
            SHAREHOLDER INFORMATION



   PURCHASING AND ADDING TO YOUR SHARES -- CONTINUED

   BY WIRE ORDERS

   Prior to wiring monies and in order to ensure that wire orders are invested promptly, you must call the Distributor to obtain instructions regarding the bank account number where the monies should be wired and other pertinent information.

   DIVIDENDS AND DISTRIBUTIONS

   All income dividends will be paid in cash and will automatically be made by wire unless you request to reinvest such dividends in additional shares.

   SELLING YOUR SHARES
   You may sell your shares at any time.
   Your sales price will be the next NAV
   calculated after the Portfolio's
   Transfer Agent receives your sell
   order. Normally you will receive your
   proceeds within a week after your
   request is received. See section on
   "General Policies on Selling Shares"
   below.

   INSTRUCTIONS FOR SELLING SHARES

   You may request redemption of your shares through the Transfer Agent. The Portfolio ordinarily will accept orders to purchase by wire or telephone. Shareholders may change the bank account designated to receive an amount redeemed at any time by sending a letter of instruction with a signature guarantee to the Transfer Agent, BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219.

   Shares also may be redeemed by mail by submitting an order addressed to: The Valiant Fund, 871 Venetia Bay Boulevard, Suite 370, Venice, Florida 34292. If transactions by telephone cannot be executed (e.g., during times of unusual market activity), orders should be placed by mail. In case of suspension of the right of redemption, a shareholder may either withdraw its request for redemption or receive payment based on the net asset value next determined after the termination of the suspension.

                                               WITHDRAWING MONEY FROM YOUR
                                               PORTFOLIO INVESTMENT
                                               As a mutual fund shareholder,
                                               you are technically selling
                                               shares when you request a
                                               withdrawal. This is also known
                                               as redeeming shares or a
                                               redemption of shares.
                                               If an account is closed, any
                                               accrued dividend will be paid
                                               within 10 days of the beginning
                                               of the following month.

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            SHAREHOLDER INFORMATION



   GENERAL POLICIES ON SELLING SHARES
   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. When the NYSE or either the Boston or New York Federal Reserve Bank is closed for extraordinary circumstances (or when trading is restricted) for any reason, payment for shares may be delayed.

   WIRE OR TELEPHONE REDEMPTIONS

   The Trust reserves the right to refuse a wire or telephone redemption if the Adviser or the Transfer Agent believes it is advisable to do so. Upon 60 days' prior notice to existing shareholders, procedures for redeeming shares by wire or telephone may be modified or terminated at any time by the Trust or the Transfer Agent.

   DISTRIBUTION AND SERVICE (12b-1) FEES


   The Portfolios have adopted a plan under SEC Rule 12b-1. The plan allows the Portfolios to pay fees for services and expenses relating to the sale and distribution of the Portfolios' shares and/or for providing shareholder services. The amount of the fee the Plan allows is 0.40% of the average daily net assets of the Portfolios. Because these fees are paid from the Portfolios' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Payments under the Plan have been authorized at the rate of 0.10% of the average daily net assets of Class C shares.


   SHAREHOLDERS STATEMENTS

   Shareholders will receive a monthly statement and a confirmation after every transaction that affects the share balance or the account registration. Shareholders should verify the accuracy of all transactions immediately upon receipt of their confirmation statements. Neither the Trust nor the Transfer Agent will be liable for following instructions communicated by telephone that it reasonably believes to be genuine. The privilege to initiate transactions by telephone is made available to shareholders automatically. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including: requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions or tape recording of telephone instructions. If it does not employ reasonable procedures to confirm that telephone instructions are genuine, the Trust or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions.

   DIVIDENDS, DISTRIBUTIONS AND TAXES

   Any income a Portfolio receives in the form of dividends is paid out, less expenses, to its shareholders. Each Portfolio declares dividends from net investment income on every business day. Dividends are paid monthly, on or about the fifteenth day of each month. Capital gains for all Funds are distributed at least annually.

   In order to receive the dividend declared, the Custodian must receive the purchase wire by the close of the Federal reserve wire system on that Business Day.

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            SHAREHOLDER INFORMATION



   DIVIDENDS, DISTRIBUTIONS AND TAXES -- CONTINUED

   Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   The interest income from the U.S. Government securities is generally not subject to state and local taxes, however any interest income from the repurchase agreements is generally subject to state and local taxes.

   The Portfolios expect that their dividends will primarily consist of net income or, if any, short-term capital gains as opposed to long-term capital gains. Dividends paid by the Portfolios (except Tax-Exempt Money Market Portfolio) are taxable as ordinary income, as are dividends paid by the Tax-Exempt Money Market Portfolio that are derived from taxable investments.

   During normal market conditions, the Tax-Exempt Money Market Fund expects that substantially all of its dividends will be excluded from gross income for federal income tax purposes.

   Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year.

   You will be notified in January each year about the federal tax status of distributions made by the Portfolio. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

 [LOGO]
            FINANCIAL HIGHLIGHTS



   FINANCIAL HIGHLIGHTS


   As of the date of this Prospectus, the Class C shares of each of the Portfolios have not commenced operations.

FOR MORE INFORMATION

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS (REPORTS):

The Portfolios' annual and semi-annual reports to shareholders contain additional information on each Portfolio's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Portfolios, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can receive free copies of Reports and the SAI, or request other information and discuss your questions about the Funds by contacting the Distributor. Or contact the Portfolios at:

                            THE VALIANT FUND
                            3435 STELZER ROAD
                            COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-828-2176
                            E-MAIL: VALIANTFUND@COMCASTWORK.NET
                            INTERNET: HTTP://WWW.VALIANTFUND.COM

You can review and copy the Portfolios' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

- For a fee by:

     - electronic mail request at publicinfo@sec.gov

     - writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009

     - calling 1-202-942-8090.

- Free from the Edgar database on the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-7582.

                                THE VALIANT FUND


                                 CLASS D SHARES


                                ---------------

                       PROSPECTUS DATED DECEMBER 29, 1999

                                ---------------

                      U.S. TREASURY MONEY MARKET PORTFOLIO
                         U.S. TREASURY INCOME PORTFOLIO
                         GENERAL MONEY MARKET PORTFOLIO
                       TAX-EXEMPT MONEY MARKET PORTFOLIO

                                   QUESTIONS?
                          Call 1-800-828-2176 or your
                           investment representative.

                MANAGED BY INTEGRITY MANAGEMENT & RESEARCH, INC.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         THE VALIANT FUND                         CONTENTS


                                                RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES
                                                INCLUDES INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                      [LOGO]
Carefully review this                               4  Overview
important section, which                          5-7  U.S. Treasury Money Market Portfolio
summarizes each Portfolio's                       8-9  U.S. Treasury Income Portfolio
investments, strategies,                        10-11  General Money Market Portfolio
risks, past performance, and                    12-13  Tax-Exempt Money Market Portfolio
fees.                                              14  Fees and Expenses

                                                ADDITIONAL INFORMATION

                                      [LOGO]
                                                   17

                                                FUND MANAGEMENT

                                      [LOGO]
Review this section for                            18  The Investment Adviser
details on the people and                          18  The Distributor
organizations who oversee                          18  The Administrator
the Portfolios.

                                                SHAREHOLDER INFORMATION

                                      [LOGO]
Review this section for                            19  Pricing of Portfolios Shares
details on how shares are                       20-21  Purchasing and Adding to Your Shares
valued, how to purchase and                        21  Selling Your Shares
sell shares, related charges                       22  General Policies on Selling Shares
and payments of dividends                          22  Distribution and Service (12b-1) Fees
and distributions.                              22-23  Dividends, Distributions and Taxes

                                                FINANCIAL HIGHLIGHTS

                                      [LOGO]
                                                   24  Financial Highlights

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            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

   OVERVIEW


   The Trust offers Class A shares, Class B shares, Class C shares, Class D shares and Class E shares. The five classes of shares are identical, except as to the services offered to and the expenses borne by each class. Before purchasing, you should determine which class is appropriate for you by carefully reading its prospectus. THIS PROSPECTUS RELATES ONLY TO THE CLASS D SHARES.


   Each Portfolio is designed exclusively for investment of short-term monies held in institutional accounts. Shares of the Portfolios may be purchased by banks and other institutional investors that have entered into service agreements with Integrity Investments, Inc. (the "Distributor"), 1-800-828-2176.

   Each Portfolio is a money market fund. As a money market fund, each Portfolio is subject to maturity, quality and diversification requirements designed to help it in its effort to maintain a stable price of $1.00 per share. Under these requirements, each Portfolio's investments must have a remaining maturity of no more than 397 days and its investments must maintain an average weighted maturity that does not exceed 90 days.

              Money Market Securities are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features that have the effect of shortening the security's maturity. Taxable money market securities include bank certificates of deposit, bank acceptances, bank time deposits, notes, commercial paper and U.S. Government securities. Municipal money market securities include variable rate demand notes, commercial paper and municipal notes.

   The Portfolios:

   - The U.S. Treasury Money Market Portfolio invests all of its assets in securities issued or guaranteed by the United States Government or its agencies, and repurchase agreements collateralized by such U.S. Government Obligations.

   - The U.S. Treasury Income Portfolio invests all of its assets in U.S. Government Obligations which are backed by the full faith and credit of the U.S. Government.

   - The General Money Market Portfolio invests in U.S. dollar-denominated short-term debt securities.

   - The Tax-Exempt Money Market Portfolio invests in high-quality, short-term municipal securities and in high-quality, long-term municipal securities whose features give them interest rates, maturities and prices similar to short-term instruments.

   A few general risks:

   - An investment in the Portfolios is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   - Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.

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            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

   U.S. TREASURY MONEY MARKET PORTFOLIO


    INVESTMENT OBJECTIVES             The Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.

    PRINCIPAL INVESTMENT              The Portfolio's principal investment strategies include:
    STRATEGIES                        - Investing in money market instruments issued by the U.S. Treasury, certain U.S. Government agencies and in U.S. Government backed repurchase agreements.
                                      - Generally maintaining a dollar-weighted average maturity of 90 days or less.
                                      - Investing in compliance with SEC rule requirements for money market funds for the quality, maturity and diversification of investments.

                                      The Portfolio invests based on considerations of safety of principal and liquidity, which means that the Portfolio may not necessarily invest in securities paying the highest available yield at a particular time. The
                                      Portfolio will attempt to increase its yield by trading to take advantage of short-term market variations. The Adviser generally evaluates investments based on interest rate sensitivity.

                                      Under normal market conditions, at least 65% of its total assets will be invested in direct U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

                                      A full discussion of additional permissible investments is included in the
                                      Statement of Additional Information ("SAI").

    PRINCIPAL INVESTMENT RISKS        The Portfolio is a "money market fund" that seeks to maintain a stable net asset value of $1.00 per share. There is no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share. It is possible to lose money by investing in the Portfolio.

                                      There can be no assurance that the investment objective of the Portfolio will be achieved.

                                      Other principal risks of investing in the Portfolio are:
                                      - INTEREST RATE RISK.  This is the risk that changes in interest rates will affect the yield or value of the Portfolio's investments in debt securities. Because the Portfolio invests in short-term securities, a decline in interest rates will affect the Portfolio's yield as these securities mature or are sold and the Portfolio purchases new short-term
                                        Securities with a lower yield. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities.

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            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES


                                      - CREDIT RISK.  Although U.S. Government securities, particularly U.S.
                                        Treasury obligations, have historically involved little risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

                                      - SELECTION RISK.  The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the
                                        Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

    WHO MAY WANT TO INVEST?           Consider investing in the Portfolio if you are:
                                      [ ] SEEKING PRESERVATION OF CAPITAL
                                      [ ] HAVE A LOW RISK TOLERANCE
                                      [ ] WILLING TO ACCEPT LOWER POTENTIAL RETURNS IN EXCHANGE FOR A HIGH DEGREE
                                          OF SAFETY
                                      [ ] INVESTING SHORT-TERM RESERVES

                                      This Portfolio will not be appropriate for someone:
                                      [ ] SEEKING HIGH TOTAL RETURNS
                                      [ ] PURSUING A LONG-TERM GOAL OR INVESTING FOR RETIREMENT

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            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

                                                  PERFORMANCE BAR CHART AND
                                  TABLE
                                                 YEAR-BY-YEAR TOTAL RETURNS AS
                                  OF 12/31

1997                                                                           4.85
1998                                                                           4.75

                                  Of course, past performance does not indicate how the Portfolio will perform in the future.


                                  Best quarter:  1.22% for the quarter ending
                                                 September 30, 1997


                                  Worst quarter: 1.07% for the quarter ending
                                                 December 31, 1998


                                        AVERAGE ANNUAL TOTAL RETURNS
                                 (for the periods ending December 31, 1998)
   The chart and table on this
   page are intended to give
   you some indication of risk
   of investing in the
   Portfolio. They show how
   the U.S. Treasury Money
   Market Portfolio has
   performed and how its
   performance has varied from
   year to year. The bar chart
   shows changes in the
   Portfolio's yearly
   performance since inception
   to demonstrate that the
   Portfolio has gained and
   lost value at differing
   times.


                                                                   SINCE INCEPTION
                                                       PAST YEAR      (5/1/96)
   U.S. TREASURY MONEY MARKET PORTFOLIO                  4.75%          4.78%



  As of September 30, 1999 the 7-day yield was 4.92%. For current yield information on the Portfolio, call 1-800-828-2176.

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            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

   U.S. TREASURY INCOME PORTFOLIO

    INVESTMENT OBJECTIVES             The Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.

    PRINCIPAL INVESTMENT              The Portfolio's principal investment strategies include:
    STRATEGIES                        - Investing all of its assets in U.S. Government Obligations which are backed by the full faith and credit of the U.S. Government and whose interest income is generally not subject to state income tax. Under normal market conditions, the Portfolio invests at least 65% of its total assets in U.S. Treasury obligations such as U.S. Treasury bills, notes and bonds.
                                      - Generally maintaining a dollar-weighted average of 90 days or less.
                                      - Investing in compliance with SEC rule requirements for money market funds for quality, maturity and diversification of investments.
                                      A full discussion of additional permissible investments is included in the
                                      SAI.

    PRINCIPAL INVESTMENT RISKS        The Portfolio is a "money market fund" that seeks to maintain a stable net asset value of $1.00 per share. There is no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share. It is possible to lose money by investing in the Portfolio.
                                      There can be no assurance that the investment objective of the Portfolio will be achieved. Other principal risks of investing in the Portfolio are:

                                      - INTEREST RATE RISK.  This is the risk that changes in interest rates will affect the yield or value of the Portfolio's investments in debt securities. Because the Portfolio invests in short-term securities, a decline in interest rates will affect the Portfolio's yield as these securities mature or are sold and the Portfolio purchases new short-term securities with a lower yield. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities.

                                      - CREDIT RISK.  Although U.S. Government securities, particularly U.S.
                                        Treasury obligations, have historically involved little risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

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            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES



                                      - SELECTION RISK.  The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the
                                        Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.
                                      No performance information is shown for the Class D shares of U.S. Treasury
                                      Income Portfolio that, as of the date of this prospectus, has not commenced operations. The performance of the Portfolio's shares will fluctuate with market conditions.

    WHO MAY WANT TO INVEST?           Consider investing in the Portfolio if you are:
                                      [ ] SEEKING PRESERVATION OF CAPITAL
                                      [ ] HAVE A LOW RISK TOLERANCE
                                      [ ] WILLING TO ACCEPT LOWER POTENTIAL RETURNS IN EXCHANGE FOR A HIGH DEGREE
                                          OF SAFETY
                                      [ ] INVESTING SHORT-TERM RESERVES

                                      This Portfolio will not be appropriate for someone:
                                      [ ] SEEKING HIGH TOTAL RETURNS
                                      [ ] PURSUING A LONG-TERM GOAL OR INVESTING FOR RETIREMENT

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            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

   GENERAL MONEY MARKET PORTFOLIO

    INVESTMENT OBJECTIVES             The Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.

    PRINCIPAL INVESTMENT              The Portfolio's principal investment strategies include:
    STRATEGIES                        - Investing in U.S. dollar-denominated, short-term obligations of domestic and foreign issuers, including banks, rated in the highest category by at least two nationally recognized rating services, U.S. Government securities, repurchase agreements, affiliated bank transactions, letters of credit, variable and floating rate instruments, commercial paper and restricted securities, as well as borrowing through reverse repurchase agreements.

                                      - Generally maintaining a dollar-weighted average maturity of 90 days or less.

                                      - Investing in compliance with SEC rule requirements for money market funds for the quality, maturity and diversification of investments.

                                      Although the Portfolio does not actively invest in the obligations of foreign issuers, an increase in the size of the portfolio may provide an opportunity to implement this investment strategy.

                                      The Portfolio may invest 25% or more of its total assets in the domestic banking industry.

                                      A full discussion of additional permissible investments is included in the
                                      SAI.

    PRINCIPAL INVESTMENT RISKS        The Portfolio is a "money market fund" that seeks to maintain a stable net asset value of $1.00 per share. There is no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share. It is possible to lose money by investing in the Portfolio.

                                      There can be no assurance that the investment objective of the Portfolio will be achieved.

                                      Other principal risks of investing in the Portfolio are:

                                      - INTEREST RATE RISK. This is the risk that changes in interest rates will affect the yield or value of the Portfolio's investments in debt securities. Because the Portfolio invests in short-term securities, a decline in interest rates will affect the Portfolio's yield as these securities mature or are sold and the Portfolio purchases new short-term securities with a lower yield. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities.

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            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES


                                      - CREDIT RISK. This is the risk that the issuer or guarantor of a debt security will be unable or unwilling to make timely interest or principal payments, or to otherwise honor its obligations. Credit risk includes the possibility that any of the Portfolio's investments will have its credit ratings downgraded. The Portfolio will only purchase a money market instrument if it presents minimal credit risks.

                                      - SELECTION RISK. The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the
                                        Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

                                      - FOREIGN INVESTMENT RISK. The Portfolio's investments in U.S. dollar-
                                        denominated obligations of foreign branches of U.S. banks and U.S.
                                        branches of foreign banks may be subject to foreign risk. Foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases, significantly from U.S.
                                        standards. Foreign risk includes nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments that could adversely affect the portfolio's investments.

                                      No performance information is shown for the Class D shares of General Money
                                      Market Portfolio that, as of the date of this prospectus, has not completed a full calendar year of operations. The performance of the Portfolio's shares will fluctuate with market conditions.

    WHO MAY WANT TO INVEST?           Consider investing in the Portfolio if you are:
                                      [ ] SEEKING PRESERVATION OF CAPITAL
                                      [ ] HAVE A LOW RISK TOLERANCE
                                      [ ] WILLING TO ACCEPT LOWER POTENTIAL RETURNS IN EXCHANGE FOR A HIGH DEGREE
                                          OF SAFETY
                                      [ ] INVESTING SHORT-TERM RESERVES

                                      This Portfolio will not be appropriate for someone:
                                      [ ] SEEKING HIGH TOTAL RETURNS
                                      [ ] PURSUING A LONG-TERM GOAL OR INVESTING FOR RETIREMENT

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            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES


   TAX-EXEMPT MONEY MARKET PORTFOLIO

    INVESTMENT OBJECTIVES             The Portfolio seeks primarily income exempt from federal income tax.

    PRINCIPAL                         The Portfolio's principal investment strategies include:
    INVESTMENT STRATEGIES             - Investing in municipal money market securities including variable and floating rate instruments.
                                      - Investing in compliance with SEC rule requirements for money market funds for the quality, maturity and diversification of investments.
                                      - Municipal securities subject to restrictions on resale.
                                      - Investing in repurchase agreements, forward commitments, when-issued securities, letters of credit, and standby commitments, and borrowing through reverse repurchase agreements.

                                      Under normal market conditions, the Portfolio will invest 100% of its investable assets in securities whose income is exempt from federal income tax.

                                      As a temporary defensive measure because of market, economic, political or other conditions, the Portfolio may invest in taxable money market securities. These temporary investments may produce taxable income.
                                      The Portfolio will not invest in Municipal Securities whose interest is subject to the federal alternative minimum tax ("AMT") for individuals.

                                      The Portfolio buys and sells securities based on its objective of maximizing current income consistent with safety of principal and liquidity. The Portfolio will attempt to increase its yields by trading to take advantage of short-term market variations. The Fund's Adviser evaluates investments based on credit Analysis and the interest rate outlook.

                                      A full discussion of additional permissible investments is included in the
                                      SAI.

    PRINCIPAL                         The Fund is a "money market fund" that seeks to maintain a stable net asset
    INVESTMENT RISKS                  value of $1.00 per share. There is no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share. It is possible to lose money by investing in the Portfolio.

                                      There can be no assurance that the investment objective of the Portfolio will be achieved.



    Municipal Securities
    are issued to raise
    money for a variety
    of public and
    private purposes,
    including general
    financing for state
    and local
    governments, or
    financing for a
    specific project or
    public facility.
    Municipal securities
    may be fully or
    partially backed by
    the local
    government, by the
    credit of a private
    issuer, by the
    current or
    anticipated revenues
    from a specific
    project or specific
    assets, or by
    domestic or foreign
    entities providing
    credit support such
    as letters of
    credit, guarantees
    or insurance.

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            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES



                                      Other principal risks of investing in the Fund are:
                                      - INTEREST RATE RISK. This is the risk that changes in interest rates will affect the yield or value of the Portfolio's investments in municipal debt securities. Prices of municipal obligations tend to move inversely with changes in interest rates. The most immediate effect of a rise in rates is usually a drop in the prices of such securities, and therefore in the Portfolio's yield as well. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations.
                                      - CREDIT RISK. Although credit risk is very low because the Portfolio only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal securities are payable only from limited revenue sources or by private entities.
                                      - SELECTION RISK. The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the
                                        Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

                                      No performance information is shown for the Class D shares of Tax-Exempt
                                      Money Market Portfolio that, as of the date of this prospectus, has not commenced operations. The performance of the Portfolio's shares will fluctuate with market conditions.

    WHO MAY WANT TO INVEST?           Consider investing in the Portfolio if you are:
                                      [ ] SEEKING PRESERVATION OF CAPITAL
                                      [ ] HAVE A LOW RISK TOLERANCE
                                      [ ] WILLING TO ACCEPT LOWER POTENTIAL RETURNS IN EXCHANGE FOR A HIGH DEGREE
                                          OF SAFETY
                                      [ ] INVESTING SHORT-TERM RESERVES

                                      This Portfolio will not be appropriate for someone:
                                      [ ] SEEKING HIGH TOTAL RETURNS
                                      [ ] INVESTING AS PART OF A RETIREMENT PLAN BECAUSE THE PLANS CAN NOT
                                          BENEFIT FROM TAX EXEMPT INCOME
                                      [ ] PURSUING A LONG-TERM GOAL

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            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

                               FEES AND EXPENSES


                                                                      U.S.
                                                                    TREASURY     U.S. TREASURY     GENERAL       TAX-EXEMPT
                                                                  MONEY MARKET      INCOME       MONEY MARKET   MONEY MARKET
                                                                  PORTFOLIO(1)   PORTFOLIO(1)    PORTFOLIO(1)   PORTFOLIO(1)
                                         SHAREHOLDER FEES         ------------   -------------   ------------   ------------
                                   (FEES PAID DIRECTLY FROM YOUR   CLASS          CLASS           CLASS          CLASS
                                            INVESTMENT)              D              D               D              D
                                  Maximum sales charge (load) on
                                  purchases                           None           None            None           None
                                  ANNUAL PORTFOLIO OPERATING
                                  EXPENSES (EXPENSES THAT ARE
                                  DEDUCTED FROM PORTFOLIO ASSETS)
                                  Management fees(2)                   .20%           .20%            .20%           .20%
                                  Distribution and Service
                                  (12b-1) fees(3)                      .50%           .50%            .50%           .50%
                                  Other expenses(4)                    .01%           .01%            .01%           .01%
                                  Gross Annual Portfolio
                                  operating expenses(4)                .71%           .71%            .71%           .71%
                                  Fee Waivers(5)                       .01%           .01%            .01%           .01%
                                  Total Annual Portfolio
                                  operating expenses                   .70%           .70%            .70%           .70%



                               (1) As of the date of this Prospectus, the Class
                                   D shares of U.S. Treasury Income Portfolio and Tax-Exempt Money market Portfolio have not commenced operations. Class D Shares of the General Money Market Portfolio commenced operations on September 27, 1999.


                               (2) The Portfolios are contractually reimbursing
                                   expenses which causes the actual Management fee to be 0.19%.


                               (3) The Trust has adopted a Distribution and
                                   Shareholder Servicing Plan (the "Plan") for the Class D shares. Payments allowed under the Plan for Class D shares are authorized and paid at the rate of 0.50% of the average daily net assets of Class D shares.


                               (4) Other expenses and Gross Annual Portfolio
                                   operating expenses of the Portfolios are estimated for the current fiscal year.


                               (5) The Portfolios' Adviser has contractually
                                   agreed to reimburse Other expenses necessary to limit total expenses to 0.70% for Class D shares until August 31, 2000.

   EXPENSE EXAMPLE

   Use the example below to compare fees and expenses with those of other Portfolios. It illustrates the amount of fees and expenses you would pay, assuming the following:
     - $10,000 investment
     - 5% annual return
     - redemption at the end of each period
     - no changes in the Portfolio's operating expenses except in Year 1 when the waiver is in effect
     - reinvestment of dividends and distributions

   Because this example is hypothetical and for comparison only, your actual costs will be different.


                                                       1 YEAR    3 YEARS   5 YEARS   10 YEARS
   U.S. TREASURY MONEY MARKET PORTFOLIO                  $72      $226      $394       $882
   U.S. TREASURY INCOME PORTFOLIO                        $72      $226      $394       $882
   GENERAL MONEY MARKET PORTFOLIO                        $72      $226      $394       $882
   TAX EXEMPT MONEY MARKET PORTFOLIO                     $72      $226      $394       $882



   If you buy and hold
   Class D shares of the
   Portfolios, you will
   pay the following
   fees and expenses.
   Total Annual
   Portfolio operating
   expenses are paid out
   of Portfolio assets,
   and are reflected in
   the Portfolio's
   yield.

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            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

   The principal strategies and risks of investing in each Portfolio are described on the previous pages. The following elaborates on that discussion. Unless otherwise indicated, each Portfolio may invest in the securities and engage in the transactions described below.

   AFFILIATED BANK TRANSACTIONS

   Pursuant to an exemptive order from the SEC, each Portfolio may engage in certain transactions with banks that are, or may be considered to be, "affiliated persons" of the Portfolio under the 1940 Act. Such transactions may be entered into only pursuant to procedures established, and periodically reviewed, by the Board of Trustees. These transactions may include repurchase agreements with U.S. banks having short-term debt instruments rated high quality by at least one rating agency (or if unrated, determined by the Sub-Adviser to be of comparable quality); purchases, as principal, of short-term obligations of such banks and their bank holding companies and affiliates; transactions in Municipal Securities; transactions in bankers' acceptances; and transactions in U.S. Government Obligations with affiliated banks that are primary dealers in these securities.

   REPURCHASE AGREEMENTS (APPLICABLE TO U.S. TREASURY MONEY MARKET PORTFOLIO, GENERAL MONEY MARKET PORTFOLIO AND TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

   Each Portfolio, except the U.S. Treasury Income Portfolio, may enter into repurchase agreements and illiquid securities that allow the Portfolio to purchase U.S. Government Obligations, with an agreement that the seller will repurchase the obligation at an agreed upon price and date. No more than 10% of a Portfolio's net assets taken at current value will be invested in repurchase agreements extending for more than seven days. If a seller defaults on the obligation to repurchase, the Portfolio may incur a loss or other costs.

   REVERSE REPURCHASE AGREEMENTS (APPLICABLE TO GENERAL MONEY MARKET PORTFOLIO AND TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

   The General Money Market Portfolio and the Tax-Exempt Money Market Portfolio may enter into reverse repurchase agreements, which are transactions where a Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time and price, which includes interest. The General Money Market Portfolio expects that it will engage in reverse repurchase agreements when it is able to invest the cash so acquired at a rate higher than the cost of the agreement, which would increase income earned by such Portfolio, or for liquidity purposes. Engaging in reverse repurchase agreements may involve an element of leverage, and no Portfolio will purchase a security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Tax-Exempt Money Market Portfolio will engage in reverse repurchase agreements for temporary or emergency purposes only and not for leverage or investment.

   FORWARD COMMITMENTS AND "WHEN-ISSUED" SECURITIES

   Each Portfolio may also enter into forward commitment agreements and purchase "when-issued" securities. Forward commitments are contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time with no interest accruing to the Portfolio until the settlement date. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Municipal Securities are often issued on a when-issued basis. The yield of such securities is fixed at the time a commitment to purchase is made, with actual payment and delivery of the security generally taking place 15 to 45 days later. Under some circumstances, the purchase of when-issued securities may act to leverage the Portfolio.

 [LOGO]

            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

   LETTERS OF CREDIT

   Issuers or financial intermediaries who provide demand features or standby commitments often support their ability to buy obligations on demand by obtaining letters of credit ("LOCs") or other guarantees from domestic or foreign banks. LOCs also may be used as credit supports for Municipal Securities. The Sub-Adviser may rely upon its evaluation of a bank's credit in determining whether to purchase an instrument supported by an LOC. In evaluating a foreign bank's credit, the Sub-Adviser will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions that might affect the bank's ability to honor its credit commitment.

   VARIABLE AND FLOATING RATE INSTRUMENTS

   Each Portfolio may purchase variable and floating rate demand instruments and other securities that possess a floating or variable interest rate adjustment formula. These instruments permit the Portfolios to demand payment of the principal balance plus unpaid accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument.

   The Portfolio's Sub-Adviser, on behalf of the Adviser, intends to exercise the demand only (1) to attain a more optimal portfolio structure, (2) upon a default under the terms of the debt security, (3) as needed to provide liquidity to the Portfolios, or (4) to maintain the respective quality standard of the Portfolios' investment portfolio. The Portfolios' Sub-Adviser will determine which variable or floating rate demand instruments to purchase in accordance with procedures approved by the Trustees to minimize credit risks.

   RESTRICTED SECURITIES (APPLICABLE TO GENERAL MONEY MARKET PORTFOLIO AND TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

   The General Money Market Portfolio and Tax-Exempt Money Market Portfolio may purchase securities which cannot be sold to the public without registration under the Securities Act of 1933 (restricted securities). Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Provided that the security has a demand feature of seven days or less, or a dealer or institutional trading market exists which in the opinion of the Sub-Adviser, subject to Board guidelines, affords liquidity, these restricted securities are not treated as illiquid securities for purposes of each Portfolio's restriction on not investing more than 10% of its net assets in illiquid securities.

   STANDBY COMMITMENTS (APPLICABLE TO TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

   Standby Commitments are puts that entitle holders to same-day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. The Tax-Exempt Money Market Portfolio may acquire standby commitments to enhance the liquidity of portfolio securities, but only when the issuers of the commitments present minimal risk of default.

   Ordinarily, the Tax-Exempt Money Market Portfolio will not transfer a standby commitment to a third party, although it could sell the underlying Municipal Security to a third party at any time. Standby commitments will not affect the dollar-weighted average maturity of the Portfolio, or the valuation of the securities underlying the commitments. The Portfolio may purchase standby commitments separate from, or in conjunction with, the purchase of securities subject to such commitments, in which case, the Portfolio would pay a higher price for the securities acquired, thus reducing their yield to maturity.

   Standby commitments are subject to certain risks, including the ability of issuers to pay for securities at the time the commitments are exercised. The fact that standby commitments are not marketable by the Portfolio, and that the maturities of the underlying securities may be different from those of the commitments, also present potential risks.

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            ADDITIONAL INFORMATION

   TEMPORARY DEFENSIVE POSITIONS

   Each Portfolio may, from time to time, take temporary defensive positions that are inconsistent with the Portfolio's principal investment strategy in attempting to respond to adverse market, economic, political, or other conditions. These positions may include cash (which will not earn any income). This strategy could prevent a Portfolio from achieving its investment objective.

   OTHER TYPES OF INVESTMENTS

   This prospectus describes each Portfolio's principal investment strategies and the particular types of securities in which each Portfolio principally invests. Each Portfolio may, from time to time, make other types of investments and pursue other investments strategies in support of its overall investment goal. These supplemental investment strategies - and the risks involved - are described in detail in the SAI, which is referred to on the back cover of this prospectus.

   YEAR 2000 RISKS

   Like other funds and business organizations around the world, the Portfolios could be adversely affected if the computer systems used by the Adviser and the Portfolio's other service providers do not properly process and calculate date-related information for the year 2000 and beyond. In addition, Year 2000 issues may adversely affect companies in which the Portfolios invest where, for example, such companies incur substantial costs to address Year 2000 issues or suffer losses caused by the failure to adequately or timely do so.

   The Portfolios have been assured that the Adviser and the Portfolio's other service providers (i.e., Administrator, Transfer Agent, Fund Accounting Agent, Custodian and Distributor) have developed and are implementing clearly defined and documented plans intended to minimize risks to services critical to the Portfolios' operations associated with Year 2000 issues. Internal efforts include a commitment to dedicate adequate staff and funding to identify and remedy Year 2000 issues, and specific actions such as inventorying software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems, and retesting for Year 2000 readiness. The Portfolios' Adviser and service providers are likewise seeking assurances from their respective vendors and suppliers that such entities are addressing any Year 2000 issues, and each provider intends to engage, where appropriate, in private and industry or "streetwide" interface testing of systems for Year 2000 readiness.

   In the event that any systems upon which the Portfolios are dependent are not Year 2000 ready by December 31, 1999, administrative errors and account maintenance failures would likely occur.

   While the ultimate costs or consequences of incomplete or untimely resolution of Year 2000 issues by the Adviser or the Portfolios' service providers cannot be accurately assessed at this time, the Portfolios currently have no reason to believe that the Year 2000 plans of the Adviser and the Portfolios' service providers will not be completed by December 31, 1999, or that the anticipated costs associated with full implementation of their plans will have a material adverse impact on either their business operations or financial condition of those of the Portfolios. The Portfolios and the Adviser will continue to closely monitor developments relating to this issue, including development by the Adviser and the Portfolios' service providers of contingency plans for providing back-up computer services in the event of a systems failure or the inability of any provider to achieve Year 2000 readiness. Separately, the Adviser will monitor potential investment risk related to Year 2000 issues.

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            FUND MANAGEMENT

   THE INVESTMENT ADVISER

   Integrity Management & Research, Inc. (the "Adviser"), 871 Venetia Bay Boulevard, Suite 370, Venice, Florida 34292 is the adviser for the Portfolios. The Adviser, at its expense, has contracted with David L. Babson & Co. Inc. (the "Sub-Adviser") to manage the investments of the Portfolios subject to the requirements of the Investment Company Act of 1940, as amended (the "1940 Act").

   Richard F. Curcio, who is the Adviser's President and Chairman of the Board and President, Chairman of the Board and a Trustee of the Trust, indirectly owns or controls the outstanding shares of common stock of the Adviser. Mr. Curcio has 20 years of experience in mutual fund industry marketing, sales and operations. Located at 871 Venetia Bay Boulevard, Suite 370, Venice, Florida 34292, the Adviser was organized in Florida on September 24, 1992.

   The Adviser has provided management oversight to the Portfolios since 1992. It currently manages more than $1 billion in assets directly in the Portfolios. Through the portfolio management team, the Sub-Adviser makes the day-to-day investment decisions and continuously reviews, supervises and administers the Portfolios' investment programs.

   The Sub-Adviser, a Massachusetts corporation, is located at One Memorial Drive, Cambridge, Massachusetts 02142. Founded in 1940, the Sub-Adviser provides investment advice to individuals, state and local government agencies, pension and profit sharing plans, trusts, estates, banks and other organizations, and also serves as the investment adviser to The Babson Funds (a family of mutual funds). The Sub-Adviser is a subsidiary of Massachusetts Mutual Life Insurance Company.

   For these advisory services, the Portfolios paid as follows during their fiscal year ended:


                                                                      PERCENTAGE OF
                                                                    AVERAGE NET ASSETS
                                                                      AS OF 8/31/99
    U.S. TREASURY MONEY MARKET PORTFOLIO                                   0.19%(1)
    U.S. TREASURY INCOME PORTFOLIO                                         0.19%(1)
    GENERAL MONEY MARKET PORTFOLIO                                         0.19%(1)
    TAX-EXEMPT MONEY MARKET PORTFOLIO                                      0.19%(1)



   (1) The Portfolios are contractually reimbursing expenses which cause the actual Adviser fee to be 0.19%.


   The Sub-Adviser is paid by the Adviser a fee at the annual rate based on each Portfolio's average daily net assets, as follows: 0.10% of the first $500 million of net assets and 0.05% of net assets over $500 million. The Sub-Adviser has voluntarily agreed to reduce its fees from 0.05% to 0.04% of net assets over $2 billion.

   THE DISTRIBUTOR

   Integrity Investments, Inc. is the Portfolios' distributor. Its address is 871 Venetia Bay Boulevard, Suite 370, Venice, Florida 34292.

   THE ADMINISTRATOR

   BISYS Fund Services Ohio, Inc. (BISYS) is the Portfolios' administrator. Its address is 3435 Stelzer Road, Columbus, OH 43219. Management and Administrative services of BISYS include providing office space, equipment and clerical personnel to the Portfolios and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services.

   The Statement of Additional Information has more detailed information about the Investment Adviser and other service providers.

 [LOGO]
            SHAREHOLDER INFORMATION

                                      PRICING OF PORTFOLIO SHARES
                                      The Portfolios' net asset value or NAV is expected to be constant at $1.00 per share, although this value is not guaranteed. The NAV is determined at
                                      12:00 noon Eastern time for the U.S. Treasury Income Portfolio and the
                                      Tax-Exempt Money Market Portfolio, and at 3:00 p.m. Eastern time for the
                                      U.S. Treasury Money Market Portfolio and the General Money Market
                                      Portfolio, and on days the New York Stock Exchange ("NYSE") and the Boston and the New York Federal Reserve Banks are open. The NYSE is closed most national holidays and Good Friday. The Portfolios value their securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment.

                                      Your order for purchase or sale of shares is priced at the next NAV calculated after your order is accepted by the Fund. This is what is known as the offering price.

                                      All income, expenses (other than expenses incurred by a class pursuant to its distribution and shareholder servicing plan) and realized and unrealized gains and losses are allocated to each class proportionately on a daily basis in order to determine the NAV of each class.

   HOW NAV IS CALCULATED
   The NAV is calculated
   by adding the total
   value of the
   Portfolio's
   investments and other
   assets, subtracting
   its liabilities and
   then dividing that
   figure by the number
   of outstanding shares
   of the Portfolio:

           NAV =
           TOTAL
    ASSETS - LIABILITIES
      Number of Shares
        Outstanding

 [LOGO]
            SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES

   Shares of the Portfolios may be purchased by institutions that have entered into service agreements with the Distributor and opened accounts with the Trust. Call 1-800-828-2176 for information. Establishment of an account requires that certain documents and applications be signed before the investment can be processed. Fees in addition to those described herein may be charged by some institutions which establish accounts on behalf of their customers.

                                                                   MINIMUM                    MINIMUM
                                        ACCOUNT TYPE         INITIAL INVESTMENT*            SUBSEQUENT
                                        Regular                  $1,000,000                    None

                                      *Institutions may satisfy the minimum investment by aggregating their fiduciary accounts.

                                      Your purchase of shares will be on the same business day if the Portfolio's transfer agent receives your order by:

                                      12:00 noon, Eastern time, for the
                                      -- U.S. Treasury Income Portfolio
                                      -- Tax-Exempt Money Market Portfolio

                                      3:00 p.m., Eastern time, for the
                                      -- U.S. Treasury Money Market Portfolio
                                      -- General Money Market Portfolio

                                      Otherwise, the purchase will be effective on the next business day.

                                      To allow the Portfolios to be managed effectively, shareholders are urged to initiate all trades as early in the day as possible. Also, please notify the Transfer Agent at least one day in advance of trades in excess of
                                      $10,000,000. Include your name and shareholder account number.

                                      A Portfolio may reject any purchase order if it considers it in the best interest of the Portfolio and its shareholders. Purchases by exchange are not permitted.

   AVOID 31% TAX WITHHOLDING

   The Portfolios are required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Portfolios with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number on your account application.
   Some institutions may
   charge additional fees
   and may require
   different minimum
   investments or impose
   other limitations on
   buying and selling
   shares. The
   institution is
   responsible for
   transmitting orders by
   close of business and
   may have an earlier
   cut-off time for
   purchase and sale
   requests. Consult your
   institution for
   specific information.
   ----------------------

 [LOGO]
            SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES -- CONTINUED

   BY WIRE ORDERS

   Prior to wiring monies and in order to ensure that wire orders are invested promptly, you must call the Distributor to obtain instructions regarding the bank account number where the monies should be wired and other pertinent information.

   DIVIDENDS AND DISTRIBUTIONS

   All income dividends will be paid in cash and will automatically be made by wire unless you request to reinvest such dividends in additional shares.

   SELLING YOUR SHARES
   You may sell your shares at any time.
   Your sales price will be the next NAV
   calculated after the Portfolio's
   Transfer Agent receives your sell
   order. Normally you will receive your
   proceeds within a week after your
   request is received. See section on
   "General Policies on Selling Shares"
   below.
   INSTRUCTIONS FOR SELLING SHARES

   You may request redemption of your shares through the Transfer Agent. The Portfolio ordinarily will accept orders to purchase by wire or telephone. Shareholders may change the bank account designated to receive an amount redeemed at any time by sending a letter of instruction with a signature guarantee to the Transfer Agent, BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219.

   Shares also may be redeemed by mail by submitting an order addressed to: The Valiant Fund, 871 Venetia Bay Boulevard, Suite 370, Venice, Florida 34292. If transactions by telephone cannot be executed (e.g., during times of unusual market activity), orders should be placed by mail. In case of suspension of the right of redemption, a shareholder may either withdraw its request for redemption or receive payment based on the net asset value next determined after the termination of the suspension.

                                               WITHDRAWING MONEY FROM YOUR
                                               PORTFOLIO INVESTMENT
                                               As a mutual fund shareholder,
                                               you are technically selling
                                               shares when you request a
                                               withdrawal. This is also known
                                               as redeeming shares or a
                                               redemption of shares.
                                               If an account is closed, any
                                               accrued dividend will be paid
                                               within 10 days of the beginning
                                               of the following month.

 [LOGO]
            SHAREHOLDER INFORMATION

   GENERAL POLICIES ON SELLING SHARES
   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. When the NYSE or either the Boston or New York Federal Reserve Bank is closed for extraordinary circumstances (or when trading is restricted) for any reason, payment for shares may be delayed.

   WIRE OR TELEPHONE REDEMPTIONS

   The Trust reserves the right to refuse a wire or telephone redemption if the Adviser or the Transfer Agent believes it is advisable to do so. Upon 60 days' prior notice to existing shareholders, procedures for redeeming shares by wire or telephone may be modified or terminated at any time by the Trust or the Transfer Agent.

   DISTRIBUTION AND SERVICE (12b-1) FEES


   The Portfolios have adopted a plan under SEC Rule 12b-1. The plan allows the Portfolios to pay fees for services and expenses relating to the sale and distribution of the Portfolios' shares and/or for providing shareholder services. The amount of the fee the Plan allows is 0.50% of the average daily net assets of the Portfolios. Because these fees are paid from the Portfolios' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees.


   SHAREHOLDERS STATEMENTS

   Shareholders will receive a monthly statement and a confirmation after every transaction that affects the share balance or the account registration. Shareholders should verify the accuracy of all transactions immediately upon receipt of their confirmation statements. Neither the Trust nor the Transfer Agent will be liable for following instructions communicated by telephone that it reasonably believes to be genuine. The privilege to initiate transactions by telephone is made available to shareholders automatically. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including: requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions or tape recording of telephone instructions. If it does not employ reasonable procedures to confirm that telephone instructions are genuine, the Trust or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions.

   DIVIDENDS, DISTRIBUTIONS AND TAXES

   Any income a Portfolio receives in the form of dividends is paid out, less expenses, to its shareholders. Each Portfolio declares dividends from net investment income on every business day. Dividends are paid monthly, on or about the fifteenth day of each month. Capital gains for all Funds are distributed at least annually.

   In order to receive the dividend declared, the Custodian must receive the purchase wire by the close of the Federal reserve wire system on that Business Day.

 [LOGO]
            SHAREHOLDER INFORMATION

   DIVIDENDS, DISTRIBUTIONS AND TAXES -- CONTINUED

   Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   The interest income from the U.S. Government securities is generally not subject to state and local taxes, however any interest income from the repurchase agreements is generally subject to state and local taxes.

   The Portfolios expect that their dividends will primarily consist of net income or, if any, short-term capital gains as opposed to long-term capital gains. Dividends paid by the Portfolios (except Tax-Exempt Money Market Portfolio) are taxable as ordinary income, as are dividends paid by the Tax-Exempt Money Market Portfolio that are derived from taxable investments.

   During normal market conditions, the Tax-Exempt Money Market Fund expects that substantially all of its dividends will be excluded from gross income for federal income tax purposes.

   Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year.

   You will be notified in January each year about the federal tax status of distributions made by the Portfolio. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

 [LOGO]
            FINANCIAL HIGHLIGHTS

   FINANCIAL HIGHLIGHTS


   The following information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon was unqualified. This information is part of the Trust's financial statements which are included in the Trust's Annual Report to Shareholders and incorporated by reference in the SAI. As of the date of this Prospectus, the U.S. Treasury Income Portfolio Class D shares and the Tax-Exempt Money Market Portfolio Class D shares had not commenced operations. Additionally, the General Money Market Portfolio Class D shares commenced operations September 27, 1999, and therefore, had no financial information available to incorporate. The following information should be read in conjunction with the financial statements and notes thereto.



                               U.S. TREASURY MONEY MARKET PORTFOLIO -- CLASS D

                                                   For a share outstanding throughout each period.
                                                              YEAR ENDED                   PERIOD
                                                  -----------------------------------       ENDED
                                                   8/31/99      8/31/98      8/31/97     8/31/96(1)
                                                  ---------    ---------    ---------    -----------
    NET ASSET VALUE, BEGINNING OF PERIOD            $1.000       $1.000       $1.000        $1.000
    INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                          0.042        0.048        0.047         0.015
    LESS DISTRIBUTIONS:
      Dividends from net investment income          (0.042)      (0.048)      (0.047)       (0.015)
    NET ASSET VALUE, END OF PERIOD                  $1.000       $1.000       $1.000        $1.000
        Total Return (b)                              4.25%        4.91%        4.78%         1.55%(a)
    RATIOS/SUPPLEMENTAL DATA:
      Net assets, End of Period (000's)           $204,713     $161,901     $101,401       $35,549
    RATIOS TO AVERAGE NET ASSETS:
      Net Investment Income                           4.16%        4.79%        4.69%         4.68%(c)
      Operating Expenses                              0.70%        0.70%        0.70%         0.70%(c)
      Operating Expenses Before
        Reimbursements/Waivers                        0.70%        0.70%        0.70%         0.70%(c)



   (1) The Portfolio commenced Class D shares operations on May 1, 1996.



   (a) Total returns for periods less than one year are not annualized.



   (b) Had the Investment Adviser and Trustees not reimbursed and waived certain expenses, respectively, total returns would have been lower.


   (c) Annualized.

FOR MORE INFORMATION

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS (REPORTS):

The Portfolios' annual and semi-annual reports to shareholders contain additional information on each Portfolio's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Portfolios, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can receive free copies of Reports and the SAI, or request other information and discuss your questions about the Funds by contacting the Distributor. Or contact the Portfolios at:

                            THE VALIANT FUND
                            3435 STELZER ROAD
                            COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-828-2176
                            E-MAIL: VALIANTFUND@COMCASTWORK.NET
                            INTERNET: HTTP://WWW.VALIANTFUND.COM

You can review and copy the Portfolios' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

- For a fee by:

     - electronic mail request at publicinfo@sec.gov

     - writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009

     - calling 1-202-942-8090.

- Free from the Edgar database on the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-7582.

                                THE VALIANT FUND

                                 CLASS E SHARES

                                ---------------

                       PROSPECTUS DATED DECEMBER 29, 1999

                                ---------------

                      U.S. TREASURY MONEY MARKET PORTFOLIO
                         U.S. TREASURY INCOME PORTFOLIO
                         GENERAL MONEY MARKET PORTFOLIO
                       TAX-EXEMPT MONEY MARKET PORTFOLIO

                                   QUESTIONS?
                          Call 1-800-828-2176 or your
                           investment representative.

                MANAGED BY INTEGRITY MANAGEMENT & RESEARCH, INC.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         THE VALIANT FUND                         CONTENTS


                                                RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES
                                                INCLUDES INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                      [LOGO]
Carefully review this                               4  Overview
important section, which                          5-6  U.S. Treasury Money Market Portfolio
summarizes each Portfolio's                       7-8  U.S. Treasury Income Portfolio
investments, strategies,                         9-10  General Money Market Portfolio
risks, past performance, and                    11-12  Tax-Exempt Money Market Portfolio
fees.                                              13  Fees and Expenses

                                                ADDITIONAL INFORMATION

                                      [LOGO]
                                                   16

                                                FUND MANAGEMENT

                                      [LOGO]
Review this section for                            17  The Investment Adviser
details on the people and                          17  The Distributor
organizations who oversee                          17  The Administrator
the Portfolios.

                                                SHAREHOLDER INFORMATION

                                      [LOGO]
Review this section for                            18  Pricing of Portfolios Shares
details on how shares are                       19-20  Purchasing and Adding to Your Shares
valued, how to purchase and                        20  Selling Your Shares
sell shares, related charges                       21  General Policies on Selling Shares
and payments of dividends                          21  Distribution and Service (12b-1) Fees
and distributions.                              21-22  Dividends, Distributions and Taxes

                                                FINANCIAL HIGHLIGHTS

                                      [LOGO]
                                                   23  Financial Highlights

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            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

   OVERVIEW

   The Trust offers Class A shares, Class B shares, Class C shares, Class D shares and Class E shares. The five classes of shares are identical, except as to the services offered to and the expenses borne by each class. Before purchasing, you should determine which class is appropriate for you by carefully reading its prospectus. THIS PROSPECTUS RELATES ONLY TO THE CLASS E SHARES.

   Each Portfolio is designed exclusively for investment of short-term monies held in institutional accounts. Shares of the Portfolios may be purchased by banks and other institutional investors that have entered into service agreements with Integrity Investments, Inc. (the "Distributor"), 1-800-828-2176.

   Each Portfolio is a money market fund. As a money market fund, each Portfolio is subject to maturity, quality and diversification requirements designed to help it in its effort to maintain a stable price of $1.00 per share. Under these requirements, each Portfolio's investments must have a remaining maturity of no more than 397 days and its investments must maintain an average weighted maturity that does not exceed 90 days.

              Money Market Securities are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features that have the effect of shortening the security's maturity. Taxable money market securities include bank certificates of deposit, bank acceptances, bank time deposits, notes, commercial paper and U.S. Government securities. Municipal money market securities include variable rate demand notes, commercial paper and municipal notes.

   The Portfolios:

   - The U.S. Treasury Money Market Portfolio invests all of its assets in securities issued or guaranteed by the United States Government or its agencies, and repurchase agreements collateralized by such U.S. Government Obligations.

   - The U.S. Treasury Income Portfolio invests all of its assets in U.S. Government Obligations which are backed by the full faith and credit of the U.S. Government.

   - The General Money Market Portfolio invests in U.S. dollar-denominated short-term debt securities.

   - The Tax-Exempt Money Market Portfolio invests in high-quality, short-term municipal securities and in high-quality, long-term municipal securities whose features give them interest rates, maturities and prices similar to short-term instruments.

   A few general risks:

   - An investment in the Portfolios is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   - Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.

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            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

   U.S. TREASURY MONEY MARKET PORTFOLIO


    INVESTMENT OBJECTIVES             The Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.

    PRINCIPAL INVESTMENT              The Portfolio's principal investment strategies include:
    STRATEGIES                        - Investing in money market instruments issued by the U.S. Treasury, certain U.S. Government agencies and in U.S. Government backed repurchase agreements.
                                      - Generally maintaining a dollar-weighted average maturity of 90 days or less.
                                      - Investing in compliance with SEC rule requirements for money market funds for the quality, maturity and diversification of investments.

                                      The Portfolio invests based on considerations of safety of principal and liquidity, which means that the Portfolio may not necessarily invest in securities paying the highest available yield at a particular time. The
                                      Portfolio will attempt to increase its yield by trading to take advantage of short-term market variations. The Adviser generally evaluates investments based on interest rate sensitivity.

                                      Under normal market conditions, at least 65% of its total assets will be invested in direct U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

                                      A full discussion of additional permissible investments is included in the
                                      Statement of Additional Information ("SAI").

    PRINCIPAL INVESTMENT RISKS        The Portfolio is a "money market fund" that seeks to maintain a stable net asset value of $1.00 per share. There is no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share. It is possible to lose money by investing in the Portfolio.

                                      There can be no assurance that the investment objective of the Portfolio will be achieved.

                                      Other principal risks of investing in the Portfolio are:
                                      - INTEREST RATE RISK.  This is the risk that changes in interest rates will affect the yield or value of the Portfolio's investments in debt securities. Because the Portfolio invests in short-term securities, a decline in interest rates will affect the Portfolio's yield as these securities mature or are sold and the Portfolio purchases new short-term
                                        Securities with a lower yield. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities.

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            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES


                                      - CREDIT RISK.  Although U.S. Government securities, particularly U.S.
                                        Treasury obligations, have historically involved little risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

                                      - SELECTION RISK.  The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the
                                        Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

                                      No performance information is shown for the Class E shares of U.S. Treasury
                                      Money Market Portfolio that, as of the date of this prospectus, has not completed a full calendar year of operations. The performance of the
                                      Portfolio's shares will fluctuate with market conditions.

    WHO MAY WANT TO INVEST?           Consider investing in the Portfolio if you are:
                                      [ ] SEEKING PRESERVATION OF CAPITAL
                                      [ ] HAVE A LOW RISK TOLERANCE
                                      [ ] WILLING TO ACCEPT LOWER POTENTIAL RETURNS IN EXCHANGE FOR A HIGH DEGREE
                                          OF SAFETY
                                      [ ] INVESTING SHORT-TERM RESERVES

                                      This Portfolio will not be appropriate for someone:
                                      [ ] SEEKING HIGH TOTAL RETURNS
                                      [ ] PURSUING A LONG-TERM GOAL OR INVESTING FOR RETIREMENT

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            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

   U.S. TREASURY INCOME PORTFOLIO

    INVESTMENT OBJECTIVES             The Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.

    PRINCIPAL INVESTMENT              The Portfolio's principal investment strategies include:
    STRATEGIES                        - Investing all of its assets in U.S. Government Obligations which are backed by the full faith and credit of the U.S. Government and whose interest income is generally not subject to state income tax. Under normal market conditions, the Portfolio invests at least 65% of its total assets in U.S. Treasury obligations such as U.S. Treasury bills, notes and bonds.
                                      - Generally maintaining a dollar-weighted average of 90 days or less.
                                      - Investing in compliance with SEC rule requirements for money market funds for quality, maturity and diversification of investments.
                                      A full discussion of additional permissible investments is included in the
                                      SAI.

    PRINCIPAL INVESTMENT RISKS        The Portfolio is a "money market fund" that seeks to maintain a stable net asset value of $1.00 per share. There is no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share. It is possible to lose money by investing in the Portfolio.
                                      There can be no assurance that the investment objective of the Portfolio will be achieved. Other principal risks of investing in the Portfolio are:

                                      - INTEREST RATE RISK.  This is the risk that changes in interest rates will affect the yield or value of the Portfolio's investments in debt securities. Because the Portfolio invests in short-term securities, a decline in interest rates will affect the Portfolio's yield as these securities mature or are sold and the Portfolio purchases new short-term securities with a lower yield. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities.

                                      - CREDIT RISK.  Although U.S. Government securities, particularly U.S.
                                        Treasury obligations, have historically involved little risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

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            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES


                                      - SELECTION RISK.  The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the
                                        Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

                                      No performance information is shown for the Class E shares of U.S. Treasury
                                      Income Portfolio that, as of the date of this prospectus, has not commenced operations. The performance of the Portfolio's shares will fluctuate with market conditions.

    WHO MAY WANT TO INVEST?           Consider investing in the Portfolio if you are:
                                      [ ] SEEKING PRESERVATION OF CAPITAL
                                      [ ] HAVE A LOW RISK TOLERANCE
                                      [ ] WILLING TO ACCEPT LOWER POTENTIAL RETURNS IN EXCHANGE FOR A HIGH DEGREE
                                          OF SAFETY
                                      [ ] INVESTING SHORT-TERM RESERVES

                                      This Portfolio will not be appropriate for someone:
                                      [ ] SEEKING HIGH TOTAL RETURNS
                                      [ ] PURSUING A LONG-TERM GOAL OR INVESTING FOR RETIREMENT

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            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

   GENERAL MONEY MARKET PORTFOLIO

    INVESTMENT OBJECTIVES             The Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.

    PRINCIPAL INVESTMENT              The Portfolio's principal investment strategies include:
    STRATEGIES                        - Investing in U.S. dollar-denominated, short-term obligations of domestic and foreign issuers, including banks, rated in the highest category by at least two nationally recognized rating services, U.S. Government securities, repurchase agreements, affiliated bank transactions, letters of credit, variable and floating rate instruments, commercial paper and restricted securities, as well as borrowing through reverse repurchase agreements.

                                      - Generally maintaining a dollar-weighted average maturity of 90 days or less.

                                      - Investing in compliance with SEC rule requirements for money market funds for the quality, maturity and diversification of investments.

                                      Although the Portfolio does not actively invest in the obligations of foreign issuers, an increase in the size of the portfolio may provide an opportunity to implement this investment strategy.

                                      The Portfolio may invest 25% or more of its total assets in the domestic banking industry.

                                      A full discussion of additional permissible investments is included in the
                                      SAI.

    PRINCIPAL INVESTMENT RISKS        The Portfolio is a "money market fund" that seeks to maintain a stable net asset value of $1.00 per share. There is no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share. It is possible to lose money by investing in the Portfolio.

                                      There can be no assurance that the investment objective of the Portfolio will be achieved.

                                      Other principal risks of investing in the Portfolio are:

                                      - INTEREST RATE RISK. This is the risk that changes in interest rates will affect the yield or value of the Portfolio's investments in debt securities. Because the Portfolio invests in short-term securities, a decline in interest rates will affect the Portfolio's yield as these securities mature or are sold and the Portfolio purchases new short-term securities with a lower yield. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities.

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            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

                                      - CREDIT RISK. This is the risk that the issuer or guarantor of a debt security will be unable or unwilling to make timely interest or principal payments, or to otherwise honor its obligations. Credit risk includes the possibility that any of the Portfolio's investments will have its credit ratings downgraded. The Portfolio will only purchase a money market instrument if it presents minimal credit risks.

                                      - SELECTION RISK. The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the
                                        Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

                                      - FOREIGN INVESTMENT RISK. The Portfolio's investments in U.S. dollar-
                                        denominated obligations of foreign branches of U.S. banks and U.S.
                                        branches of foreign banks may be subject to foreign risk. Foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases, significantly from U.S.
                                        standards. Foreign risk includes nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments that could adversely affect the portfolio's investments.

                                      No performance information is shown for the Class E shares of General Money
                                      Market Portfolio that, as of the date of this prospectus, has not completed a full calendar year of operations. The performance of the Portfolio's shares will fluctuate with market conditions.

    WHO MAY WANT TO INVEST?           Consider investing in the Portfolio if you are:
                                      [ ] SEEKING PRESERVATION OF CAPITAL
                                      [ ] HAVE A LOW RISK TOLERANCE
                                      [ ] WILLING TO ACCEPT LOWER POTENTIAL RETURNS IN EXCHANGE FOR A HIGH DEGREE
                                          OF SAFETY
                                      [ ] INVESTING SHORT-TERM RESERVES

                                      This Portfolio will not be appropriate for someone:
                                      [ ] SEEKING HIGH TOTAL RETURNS
                                      [ ] PURSUING A LONG-TERM GOAL OR INVESTING FOR RETIREMENT

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            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES


   TAX-EXEMPT MONEY MARKET PORTFOLIO

    INVESTMENT OBJECTIVES             The Portfolio seeks primarily income exempt from federal income tax.

    PRINCIPAL                         The Portfolio's principal investment strategies include:
    INVESTMENT STRATEGIES             - Investing in municipal money market securities including variable and floating rate instruments.
                                      - Investing in compliance with SEC rule requirements for money market funds for the quality, maturity and diversification of investments.
                                      - Municipal securities subject to restrictions on resale.
                                      - Investing in repurchase agreements, forward commitments, when-issued securities, letters of credit, and standby commitments, and borrowing through reverse repurchase agreements.

                                      Under normal market conditions, the Portfolio will invest 100% of its investable assets in securities whose income is exempt from federal income tax.

                                      As a temporary defensive measure because of market, economic, political or other conditions, the Portfolio may invest in taxable money market securities. These temporary investments may produce taxable income.

                                      The Portfolio will not invest in Municipal Securities whose interest is subject to the federal alternative minimum tax ("AMT") for individuals.

                                      The Portfolio buys and sells securities based on its objective of maximizing current income consistent with safety of principal and liquidity. The Portfolio will attempt to increase its yields by trading to take advantage of short-term market variations. The Fund's Adviser evaluates investments based on credit Analysis and the interest rate outlook.

                                      A full discussion of additional permissible investments is included in the
                                      SAI.

    PRINCIPAL                         The Fund is a "money market fund" that seeks to maintain a stable net asset
    INVESTMENT RISKS                  value of $1.00 per share. There is no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share. It is possible to lose money by investing in the Portfolio.

                                      There can be no assurance that the investment objective of the Portfolio will be achieved.



    Municipal Securities
    are issued to raise
    money for a variety
    of public and
    private purposes,
    including general
    financing for state
    and local
    governments, or
    financing for a
    specific project or
    public facility.
    Municipal securities
    may be fully or
    partially backed by
    the local
    government, by the
    credit of a private
    issuer, by the
    current or
    anticipated revenues
    from a specific
    project or specific
    assets, or by
    domestic or foreign
    entities providing
    credit support such
    as letters of
    credit, guarantees
    or insurance.

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            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

                                      Other principal risks of investing in the Fund are:

                                      - INTEREST RATE RISK. This is the risk that changes in interest rates will affect the yield or value of the Portfolio's investments in municipal debt securities. Prices of municipal obligations tend to move inversely with changes in interest rates. The most immediate effect of a rise in rates is usually a drop in the prices of such securities, and therefore in the Portfolio's yield as well. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations.

                                      - CREDIT RISK. Although credit risk is very low because the Portfolio only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal securities are payable only from limited revenue sources or by private entities.

                                      - SELECTION RISK. The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the
                                        Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

                                      No performance information is shown for the Class E shares of Tax-Exempt
                                      Money Market Portfolio that, as of the date of this prospectus, has not commenced operations. The performance of the Portfolio's shares will fluctuate with market conditions.

    WHO MAY WANT TO INVEST?           Consider investing in the Portfolio if you are:
                                      [ ] SEEKING PRESERVATION OF CAPITAL
                                      [ ] HAVE A LOW RISK TOLERANCE
                                      [ ] WILLING TO ACCEPT LOWER POTENTIAL RETURNS IN EXCHANGE FOR A HIGH DEGREE
                                          OF SAFETY
                                      [ ] INVESTING SHORT-TERM RESERVES

                                      This Portfolio will not be appropriate for someone:
                                      [ ] SEEKING HIGH TOTAL RETURNS
                                      [ ] INVESTING AS PART OF A RETIREMENT PLAN BECAUSE THE PLANS CAN NOT
                                          BENEFIT FROM TAX EXEMPT INCOME
                                      [ ] PURSUING A LONG-TERM GOAL

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            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

                               FEES AND EXPENSES


                                                                      U.S.
                                                                    TREASURY     U.S. TREASURY     GENERAL       TAX-EXEMPT
                                                                  MONEY MARKET      INCOME       MONEY MARKET   MONEY MARKET
                                                                  PORTFOLIO(1)   PORTFOLIO(1)    PORTFOLIO(1)   PORTFOLIO(1)
                                         SHAREHOLDER FEES         ------------   -------------   ------------   ------------
                                   (FEES PAID DIRECTLY FROM YOUR     CLASS           CLASS           CLASS          CLASS
                                            INVESTMENT)                E               E               E              E
                                  Maximum sales charge (load) on
                                  purchases                           None           None            None           None
                                  ANNUAL PORTFOLIO OPERATING
                                  EXPENSES (EXPENSES THAT ARE
                                  DEDUCTED FROM PORTFOLIO ASSETS)
                                  Management fees(2)                   .20%           .20%            .20%           .20%
                                  Distribution and Service
                                  (12b-1) fees(3)                      .80%           .80%            .80%           .80%
                                  Other expenses(4)                    .06%           .06%            .06%           .06%
                                  Gross Annual Portfolio
                                  operating expenses(4)               1.06%          1.06%           1.06%          1.06%
                                  Fee Waivers(5)                       .06%           .06%            .06%           .06%
                                  Total Annual Portfolio
                                  operating expenses                  1.00%          1.00%           1.00%          1.00%



                               (1) As of the date of this Prospectus, the Class
                                   E shares of U.S. Treasury Income Portfolio and Tax-Exempt Money Market Portfolio have not commenced operations. Class E Shares of U.S. Treasury Money Market Portfolio and General Money Market Portfolio commenced operations on April 6, 1999, and May 5, 1999, respectively.


                               (2) The Portfolios are contractually reimbursing
                                   expenses which causes the actual Management fee to be 0.14%.


                               (3) The Trust has adopted a Distribution and
                                   Shareholder Servicing Plan (the "Plan") for the Class E shares. Payments allowed under the Plan for Class E shares are authorized and paid at the rate of 0.80% of the average daily net assets of Class E shares.


                               (4) Other expenses and Gross Annual Portfolio
                                   operating expenses of the Portfolios are estimated for the current fiscal year.


                               (5) The Portfolios' Adviser has contractually
                                   agreed to reimburse Other expenses necessary to limit total expenses to 1.00% for Class E shares until August 31, 2000.

   EXPENSE EXAMPLE

   Use the example below to compare fees and expenses with those of other Portfolios. It illustrates the amount of fees and expenses you would pay, assuming the following:
     - $10,000 investment
     - 5% annual return
     - redemption at the end of each period
     - no changes in the Portfolio's operating expenses except in Year 1 when the waiver is in effect
     - reinvestment of dividends and distributions

   Because this example is hypothetical and for comparison only, your actual costs will be different.


                                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
   U.S. TREASURY MONEY MARKET PORTFOLIO                 $102     $331      $579      $1,289
   U.S. TREASURY INCOME PORTFOLIO                       $102     $331      $579      $1,289
   GENERAL MONEY MARKET PORTFOLIO                       $102     $331      $579      $1,289
   TAX EXEMPT MONEY MARKET PORTFOLIO                    $102     $331      $579      $1,289



   If you buy and hold
   Class E shares of the
   Portfolios, you will
   pay the following
   fees and expenses.
   Total Annual
   Portfolio operating
   expenses are paid out
   of Portfolio assets,
   and are reflected in
   the Portfolio's
   yield.

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            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

   The principal strategies and risks of investing in each Portfolio are described on the previous pages. The following elaborates on that discussion. Unless otherwise indicated, each Portfolio may invest in the securities and engage in the transactions described below.

   AFFILIATED BANK TRANSACTIONS

   Pursuant to an exemptive order from the SEC, each Portfolio may engage in certain transactions with banks that are, or may be considered to be, "affiliated persons" of the Portfolio under the 1940 Act. Such transactions may be entered into only pursuant to procedures established, and periodically reviewed, by the Board of Trustees. These transactions may include repurchase agreements with U.S. banks having short-term debt instruments rated high quality by at least one rating agency (or if unrated, determined by the Sub-Adviser to be of comparable quality); purchases, as principal, of short-term obligations of such banks and their bank holding companies and affiliates; transactions in Municipal Securities; transactions in bankers' acceptances; and transactions in U.S. Government Obligations with affiliated banks that are primary dealers in these securities.

   REPURCHASE AGREEMENTS (APPLICABLE TO U.S. TREASURY MONEY MARKET PORTFOLIO, GENERAL MONEY MARKET PORTFOLIO AND TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

   Each Portfolio, except the U.S. Treasury Income Portfolio, may enter into repurchase agreements and illiquid securities that allow the Portfolio to purchase U.S. Government Obligations, with an agreement that the seller will repurchase the obligation at an agreed upon price and date. No more than 10% of a Portfolio's net assets taken at current value will be invested in repurchase agreements extending for more than seven days. If a seller defaults on the obligation to repurchase, the Portfolio may incur a loss or other costs.

   REVERSE REPURCHASE AGREEMENTS (APPLICABLE TO GENERAL MONEY MARKET PORTFOLIO AND TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

   The General Money Market Portfolio and the Tax-Exempt Money Market Portfolio may enter into reverse repurchase agreements, which are transactions where a Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time and price, which includes interest. The General Money Market Portfolio expects that it will engage in reverse repurchase agreements when it is able to invest the cash so acquired at a rate higher than the cost of the agreement, which would increase income earned by such Portfolio, or for liquidity purposes. Engaging in reverse repurchase agreements may involve an element of leverage, and no Portfolio will purchase a security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Tax-Exempt Money Market Portfolio will engage in reverse repurchase agreements for temporary or emergency purposes only and not for leverage or investment.

   FORWARD COMMITMENTS AND "WHEN-ISSUED" SECURITIES

   Each Portfolio may also enter into forward commitment agreements and purchase "when-issued" securities. Forward commitments are contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time with no interest accruing to the Portfolio until the settlement date. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Municipal Securities are often issued on a when-issued basis. The yield of such securities is fixed at the time a commitment to purchase is made, with actual payment and delivery of the security generally taking place 15 to 45 days later. Under some circumstances, the purchase of when-issued securities may act to leverage the Portfolio.

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            RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

   LETTERS OF CREDIT

   Issuers or financial intermediaries who provide demand features or standby commitments often support their ability to buy obligations on demand by obtaining letters of credit ("LOCs") or other guarantees from domestic or foreign banks. LOCs also may be used as credit supports for Municipal Securities. The Sub-Adviser may rely upon its evaluation of a bank's credit in determining whether to purchase an instrument supported by an LOC. In evaluating a foreign bank's credit, the Sub-Adviser will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions that might affect the bank's ability to honor its credit commitment.

   VARIABLE AND FLOATING RATE INSTRUMENTS

   Each Portfolio may purchase variable and floating rate demand instruments and other securities that possess a floating or variable interest rate adjustment formula. These instruments permit the Portfolios to demand payment of the principal balance plus unpaid accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument.

   The Portfolio's Sub-Adviser, on behalf of the Adviser, intends to exercise the demand only (1) to attain a more optimal portfolio structure, (2) upon a default under the terms of the debt security, (3) as needed to provide liquidity to the Portfolios, or (4) to maintain the respective quality standard of the Portfolios' investment portfolio. The Portfolios' Sub-Adviser will determine which variable or floating rate demand instruments to purchase in accordance with procedures approved by the Trustees to minimize credit risks.

   RESTRICTED SECURITIES (APPLICABLE TO GENERAL MONEY MARKET PORTFOLIO AND TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

   The General Money Market Portfolio and Tax-Exempt Money Market Portfolio may purchase securities which cannot be sold to the public without registration under the Securities Act of 1933 (restricted securities). Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Provided that the security has a demand feature of seven days or less, or a dealer or institutional trading market exists which in the opinion of the Sub-Adviser, subject to Board guidelines, affords liquidity, these restricted securities are not treated as illiquid securities for purposes of each Portfolio's restriction on not investing more than 10% of its net assets in illiquid securities.

   STANDBY COMMITMENTS (APPLICABLE TO TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

   Standby Commitments are puts that entitle holders to same-day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. The Tax-Exempt Money Market Portfolio may acquire standby commitments to enhance the liquidity of portfolio securities, but only when the issuers of the commitments present minimal risk of default.

   Ordinarily, the Tax-Exempt Money Market Portfolio will not transfer a standby commitment to a third party, although it could sell the underlying Municipal Security to a third party at any time. Standby commitments will not affect the dollar-weighted average maturity of the Portfolio, or the valuation of the securities underlying the commitments. The Portfolio may purchase standby commitments separate from, or in conjunction with, the purchase of securities subject to such commitments, in which case, the Portfolio would pay a higher price for the securities acquired, thus reducing their yield to maturity.

   Standby commitments are subject to certain risks, including the ability of issuers to pay for securities at the time the commitments are exercised. The fact that standby commitments are not marketable by the Portfolio, and that the maturities of the underlying securities may be different from those of the commitments, also present potential risks.

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            ADDITIONAL INFORMATION

   TEMPORARY DEFENSIVE POSITIONS

   Each Portfolio may, from time to time, take temporary defensive positions that are inconsistent with the Portfolio's principal investment strategy in attempting to respond to adverse market, economic, political, or other conditions. These positions may include cash (which will not earn any income). This strategy could prevent a Portfolio from achieving its investment objective.

   OTHER TYPES OF INVESTMENTS

   This prospectus describes each Portfolio's principal investment strategies and the particular types of securities in which each Portfolio principally invests. Each Portfolio may, from time to time, make other types of investments and pursue other investments strategies in support of its overall investment goal. These supplemental investment strategies - and the risks involved - are described in detail in the SAI, which is referred to on the back cover of this prospectus.

   YEAR 2000 RISKS

   Like other funds and business organizations around the world, the Portfolios could be adversely affected if the computer systems used by the Adviser and the Portfolio's other service providers do not properly process and calculate date-related information for the year 2000 and beyond. In addition, Year 2000 issues may adversely affect companies in which the Portfolios invest where, for example, such companies incur substantial costs to address Year 2000 issues or suffer losses caused by the failure to adequately or timely do so.

   The Portfolios have been assured that the Adviser and the Portfolio's other service providers (i.e., Administrator, Transfer Agent, Fund Accounting Agent, Custodian and Distributor) have developed and are implementing clearly defined and documented plans intended to minimize risks to services critical to the Portfolios' operations associated with Year 2000 issues. Internal efforts include a commitment to dedicate adequate staff and funding to identify and remedy Year 2000 issues, and specific actions such as inventorying software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems, and retesting for Year 2000 readiness. The Portfolios' Adviser and service providers are likewise seeking assurances from their respective vendors and suppliers that such entities are addressing any Year 2000 issues, and each provider intends to engage, where appropriate, in private and industry or "streetwide" interface testing of systems for Year 2000 readiness.

   In the event that any systems upon which the Portfolios are dependent are not Year 2000 ready by December 31, 1999, administrative errors and account maintenance failures would likely occur.

   While the ultimate costs or consequences of incomplete or untimely resolution of Year 2000 issues by the Adviser or the Portfolios' service providers cannot be accurately assessed at this time, the Portfolios currently have no reason to believe that the Year 2000 plans of the Adviser and the Portfolios' service providers will not be completed by December 31, 1999, or that the anticipated costs associated with full implementation of their plans will have a material adverse impact on either their business operations or financial condition of those of the Portfolios. The Portfolios and the Adviser will continue to closely monitor developments relating to this issue, including development by the Adviser and the Portfolios' service providers of contingency plans for providing back-up computer services in the event of a systems failure or the inability of any provider to achieve Year 2000 readiness. Separately, the Adviser will monitor potential investment risk related to Year 2000 issues.

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            FUND MANAGEMENT

   THE INVESTMENT ADVISER

   Integrity Management & Research, Inc. (the "Adviser"), 871 Venetia Bay Boulevard, Suite 370, Venice, Florida 34292 is the adviser for the Portfolios. The Adviser, at its expense, has contracted with David L. Babson & Co. Inc. (the "Sub-Adviser") to manage the investments of the Portfolios subject to the requirements of the Investment Company Act of 1940, as amended (the "1940 Act").

   Richard F. Curcio, who is the Adviser's President and Chairman of the Board and President, Chairman of the Board and a Trustee of the Trust, indirectly owns or controls the outstanding shares of common stock of the Adviser. Mr. Curcio has 20 years of experience in mutual fund industry marketing, sales and operations. Located at 871 Venetia Bay Boulevard, Suite 370, Venice, Florida 34292, the Adviser was organized in Florida on September 24, 1992.

   The Adviser has provided management oversight to the Portfolios since 1992. It currently manages more than $1 billion in assets directly in the Portfolios. Through the portfolio management team, the Sub-Adviser makes the day-to-day investment decisions and continuously reviews, supervises and administers the Portfolios' investment programs.

   The Sub-Adviser, a Massachusetts corporation, is located at One Memorial Drive, Cambridge, Massachusetts 02142. Founded in 1940, the Sub-Adviser provides investment advice to individuals, state and local government agencies, pension and profit sharing plans, trusts, estates, banks and other organizations, and also serves as the investment adviser to The Babson Funds (a family of mutual funds). The Sub-Adviser is a subsidiary of Massachusetts Mutual Life Insurance Company.

   For these advisory services, the Portfolios paid as follows during their fiscal year ended:


                                                                      PERCENTAGE OF
                                                                    AVERAGE NET ASSETS
                                                                      AS OF 8/31/99
    U.S. TREASURY MONEY MARKET PORTFOLIO                                   0.14%(1)
    U.S. TREASURY INCOME PORTFOLIO                                         0.14%(1)
    GENERAL MONEY MARKET PORTFOLIO                                         0.14%(1)
    TAX-EXEMPT MONEY MARKET PORTFOLIO                                      0.14%(1)



   (1) The Portfolios are contractually reimbursing expenses which causes the actual Adviser fee to be 0.14%.


   The Sub-Adviser is paid by the Adviser a fee at the annual rate based on each Portfolio's average daily net assets, as follows: 0.10% of the first $500 million of net assets and 0.05% of net assets over $500 million. The Sub-Adviser has voluntarily agreed to reduce its fees from 0.05% to 0.04% of net assets over $2 billion.

   THE DISTRIBUTOR

   Integrity Investments, Inc. is the Portfolios' distributor. Its address is 871 Venetia Bay Boulevard, Suite 370, Venice, Florida 34292.

   THE ADMINISTRATOR

   BISYS Fund Services Ohio, Inc. (BISYS) is the Portfolios' administrator. Its address is 3435 Stelzer Road, Columbus, OH 43219. Management and Administrative services of BISYS include providing office space, equipment and clerical personnel to the Portfolios and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services.

   The Statement of Additional Information has more detailed information about the Investment Adviser and other service providers.

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            SHAREHOLDER INFORMATION

                                      PRICING OF PORTFOLIO SHARES
                                      The Portfolios' net asset value or NAV is expected to be
                                      constant at $1.00 per share, although this value is not
                                      guaranteed. The NAV is determined at 12:00 noon Eastern time for the U.S. Treasury Income Portfolio and the Tax-Exempt
                                      Money Market Portfolio, and at 3:00 p.m. Eastern time for
                                      the U.S. Treasury Money Market Portfolio and the General
                                      Money Market Portfolio, and on days the New York Stock
                                      Exchange ("NYSE") and the Boston and the New York Federal
                                      Reserve Banks are open. The NYSE is closed most national
                                      holidays and Good Friday. The Portfolios value their
                                      securities at their amortized cost. This method involves
                                      valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or
                                      premium, regardless of the impact of fluctuating interest
                                      rates on the market value of the investment.

                                      Your order for purchase or sale of shares is priced at the next NAV calculated after your order is accepted by the
                                      Fund. This is what is known as the offering price.

                                      All income, expenses (other than expenses incurred by a
                                      class pursuant to its distribution and shareholder servicing plan) and realized and unrealized gains and losses are
                                      allocated to each class proportionately on a daily basis in order to determine the NAV of each class.

   HOW NAV IS CALCULATED

   The NAV is calculated
   by adding the total
   value of the
   Portfolio's
   investments and other
   assets, subtracting
   its liabilities and
   then dividing that
   figure by the number
   of outstanding shares
   of the Portfolio:

           NAV =
           TOTAL
    ASSETS - LIABILITIES
   ----------------------
      Number of Shares
        Outstanding

 [LOGO]
            SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES

   Shares of the Portfolios may be purchased by institutions that have entered into service agreements with the Distributor and opened accounts with the Trust. Call 1-800-828-2176 for information. Establishment of an account requires that certain documents and applications be signed before the investment can be processed. Fees in addition to those described herein may be charged by some institutions which establish accounts on behalf of their customers.

                                                                   MINIMUM                    MINIMUM
                                        ACCOUNT TYPE         INITIAL INVESTMENT*            SUBSEQUENT
                                        Regular                  $1,000,000                    None

                                      *Institutions may satisfy the minimum investment by
                                      aggregating their fiduciary accounts.

                                      Your purchase of shares will be on the same business day if the Portfolio's transfer agent receives your order by:

                                      12:00 noon, Eastern time, for the
                                      -- U.S. Treasury Income Portfolio
                                      -- Tax-Exempt Money Market Portfolio

                                      3:00 p.m., Eastern time, for the
                                      -- U.S. Treasury Money Market Portfolio
                                      -- General Money Market Portfolio

                                      Otherwise, the purchase will be effective on the next
                                      business day.

                                      To allow the Portfolios to be managed effectively,
                                      shareholders are urged to initiate all trades as early in
                                      the day as possible. Also, please notify the Transfer Agent at least one day in advance of trades in excess of
                                      $10,000,000. Include your name and shareholder account
                                      number.

                                      A Portfolio may reject any purchase order if it considers it in the best interest of the Portfolio and its shareholders.
                                      Purchases by exchange are not permitted.

   AVOID 31% TAX WITHHOLDING

   The Portfolios are required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Portfolios with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number on your account application.

   Some institutions may
   charge additional fees
   and may require
   different minimum
   investments or impose
   other limitations on
   buying and selling
   shares. The
   institution is
   responsible for
   transmitting orders by
   close of business and
   may have an earlier
   cut-off time for
   purchase and sale
   requests. Consult your
   institution for
   specific information.
   ----------------------

 [LOGO]
            SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES -- CONTINUED

   BY WIRE ORDERS

   Prior to wiring monies and in order to ensure that wire orders are invested promptly, you must call the Distributor to obtain instructions regarding the bank account number where the monies should be wired and other pertinent information.

   DIVIDENDS AND DISTRIBUTIONS

   All income dividends will be paid in cash and will automatically be made by wire unless you request to reinvest such dividends in additional shares.

   SELLING YOUR SHARES

   You may sell your shares at any time.
   Your sales price will be the next NAV
   calculated after the Portfolio's
   Transfer Agent receives your sell
   order. Normally you will receive your
   proceeds within a week after your
   request is received. See section on
   "General Policies on Selling Shares"
   below.

   INSTRUCTIONS FOR SELLING SHARES

   You may request redemption of your shares through the Transfer Agent. The Portfolio ordinarily will accept orders to purchase by wire or telephone. Shareholders may change the bank account designated to receive an amount redeemed at any time by sending a letter of instruction with a signature guarantee to the Transfer Agent, BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219.

   Shares also may be redeemed by mail by submitting an order addressed to: The Valiant Fund, 871 Venetia Bay Boulevard, Suite 370, Venice, Florida 34292. If transactions by telephone cannot be executed (e.g., during times of unusual market activity), orders should be placed by mail. In case of suspension of the right of redemption, a shareholder may either withdraw its request for redemption or receive payment based on the net asset value next determined after the termination of the suspension.

                                               WITHDRAWING MONEY FROM YOUR
                                               PORTFOLIO INVESTMENT

                                               As a mutual fund shareholder,
                                               you are technically selling
                                               shares when you request a
                                               withdrawal. This is also known
                                               as redeeming shares or a
                                               redemption of shares.
                                               ----------------------------
                                               If an account is closed, any
                                               accrued dividend will be paid
                                               within 10 days of the beginning
                                               of the following month.

 [LOGO]
            SHAREHOLDER INFORMATION

   GENERAL POLICIES ON SELLING SHARES
   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. When the NYSE or either the Boston or New York Federal Reserve Bank is closed for extraordinary circumstances (or when trading is restricted) for any reason, payment for shares may be delayed.

   WIRE OR TELEPHONE REDEMPTIONS

   The Trust reserves the right to refuse a wire or telephone redemption if the Adviser or the Transfer Agent believes it is advisable to do so. Upon 60 days' prior notice to existing shareholders, procedures for redeeming shares by wire or telephone may be modified or terminated at any time by the Trust or the Transfer Agent.

   DISTRIBUTION AND SERVICE (12b-1) FEES

   The Portfolios have adopted a plan under SEC Rule 12b-1. The plan allows the Portfolios to pay fees for services and expenses relating to the sale and distribution of the Portfolios' shares and/or for providing shareholder services. The amount of the fee the Plan allows is 0.80% of the average daily net assets of the Portfolios. Because these fees are paid from the Portfolios' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees.

   SHAREHOLDERS STATEMENTS

   Shareholders will receive a monthly statement and a confirmation after every transaction that affects the share balance or the account registration. Shareholders should verify the accuracy of all transactions immediately upon receipt of their confirmation statements. Neither the Trust nor the Transfer Agent will be liable for following instructions communicated by telephone that it reasonably believes to be genuine. The privilege to initiate transactions by telephone is made available to shareholders automatically. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including: requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions or tape recording of telephone instructions. If it does not employ reasonable procedures to confirm that telephone instructions are genuine, the Trust or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions.

   DIVIDENDS, DISTRIBUTIONS AND TAXES

   Any income a Portfolio receives in the form of dividends is paid out, less expenses, to its shareholders. Each Portfolio declares dividends from net investment income on every business day. Dividends are paid monthly, on or about the fifteenth day of each month. Capital gains for all Funds are distributed at least annually.

   In order to receive the dividend declared, the Custodian must receive the purchase wire by the close of the Federal reserve wire system on that Business Day.

 [LOGO]
            SHAREHOLDER INFORMATION

   DIVIDENDS, DISTRIBUTIONS AND TAXES -- CONTINUED

   Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   The interest income from the U.S. Government securities is generally not subject to state and local taxes, however any interest income from the repurchase agreements is generally subject to state and local taxes.

   The Portfolios expect that their dividends will primarily consist of net income or, if any, short-term capital gains as opposed to long-term capital gains. Dividends paid by the Portfolios (except Tax-Exempt Money Market Portfolio) are taxable as ordinary income, as are dividends paid by the Tax-Exempt Money Market Portfolio that are derived from taxable investments.

   During normal market conditions, the Tax-Exempt Money Market Fund expects that substantially all of its dividends will be excluded from gross income for federal income tax purposes.

   Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year.

   You will be notified in January each year about the federal tax status of distributions made by the Portfolio. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

 [LOGO]
            FINANCIAL HIGHLIGHTS

   FINANCIAL HIGHLIGHTS


   As of the date of this Prospectus, U.S. Treasury Income Portfolio Class E shares and Tax-Exempt Money Market Portfolio Class E shares have not commenced operations. Additionally, U.S. Treasury Money Market Portfolio and General Money Market Portfolio Class E shares commenced operations April 6, 1999 and May 5, 1999, respectively, therefore, there is no financial information available to incorporate.

FOR MORE INFORMATION

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS (REPORTS):

The Portfolios' annual and semi-annual reports to shareholders contain additional information on each Portfolio's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Portfolios, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can receive free copies of Reports and the SAI, or request other information and discuss your questions about the Funds by contacting the Distributor. Or contact the Portfolios at:

                            THE VALIANT FUND
                            3435 STELZER ROAD
                            COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-828-2176
                            E-MAIL: VALIANTFUND@COMCASTWORK.NET
                            INTERNET: HTTP://WWW.VALIANTFUND.COM

You can review and copy the Portfolios' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

- For a fee by:

     - electronic mail request at publicinfo@sec.gov

     - writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009

     - calling 1-202-942-8090.

- Free from the Edgar database on the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-7582.

                                THE VALIANT FUND
                      U.S. Treasury Money Market Portfolio
                         U.S. Treasury Income Portfolio
                         General Money Market Portfolio
                        Tax-Exempt Money Market Portfolio

              Class A, Class B, Class C, Class D and Class E Shares

                       STATEMENT OF ADDITIONAL INFORMATION

                                DECEMBER 29, 1999





This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the current Prospectuses for The Valiant Fund: U.S. Treasury Money Market Portfolio, U.S. Treasury Income Portfolio, General Money Market Portfolio and Tax-Exempt Money Market Portfolio (dated December 29,
1999). Please retain this SAI for future reference. To obtain additional copies of this SAI or of the Prospectuses, please call Integrity Investments, Inc. (the "Distributor") at 1-800-828-2176.

TABLE OF CONTENTS                                                   PAGE
Investment Policies and Limitations...................................3
Portfolio Transactions...............................................16
Valuation of Portfolio Securities....................................17
Performance..........................................................18
Additional Purchase and Redemption Information.......................20
Dividends, Capital Gains Distributions and Taxes.....................20
Trustees and Officers................................................21
Investment Advisory Agreements.......................................23
Administration Agreement and Other Contracts.........................23
Description of the Trust.............................................26
Appendix.............................................................29



Investment Adviser
------------------
Integrity Management & Research, Inc. (the "Manager")

Sub-Adviser
-----------
David L. Babson & Co. Inc. (the "Sub-Adviser")

Distributor
-----------
Integrity Investments, Inc. (the "Distributor")

Administrator/ Transfer Agent
-----------------------------
BISYS Fund Services Ohio, Inc.  (the "Administrator" and the "Transfer Agent")

Custodian
---------
The Bank of New York (the "Custodian")

                       INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the Prospectuses. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Portfolio's assets that may be invested in any security or other assets, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset. Any later increase or decrease resulting from a change in values, net assets or other circumstances, will not be considered when determining whether the investment complies with the Portfolio's investment policies and limitations.

Fundamental policies and investment limitations may not be changed with respect to any Portfolio without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of that Portfolio. The investment policies and limitations described in this Statement of Additional Information are not fundamental and may be changed without shareholder approval, except for the investment limitations specifically identified as fundamental below.


U.S. TREASURY MONEY MARKET PORTFOLIO


The following are the U.S. Treasury Money Market Portfolio's fundamental limitations except as noted for Restriction No. 8 on the following page. The Portfolio may not:


(1) with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer; or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the 1940 Act;

(3) borrow money, except that the Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) provided that the amount does not exceed 33% of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with this 33% limitation;

(4) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933, as amended ("1933 Act") in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities (unless acquired as a result of ownership of securities or other instruments) or commodity contracts, including futures contracts;

(8) lend any security or make any other loan if, as a result, more than 10% of its total assets would be lent to other parties, but this limit does not apply to purchases of debt securities or to repurchase agreements; or

(9) purchase the securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets or in accordance with the 1940 Act.


CLARIFYING COMMENT TO FUNDAMENTAL POLICY NO. 8.

The Portfolio reserves the right to lend securities up to 10% of its total assets. However, this limit does not apply to repurchase agreements. Given certain market, economic, or other conditions, the Adviser may invest up to 100% of the Portfolio in repurchase agreements.


THE FOLLOWING LIMITATIONS OF THE U.S. TREASURY MONEY MARKET PORTFOLIO ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The Portfolio does not currently intend during the coming year to purchase the voting securities of any issuer.

(ii) The Portfolio does not currently intend during the coming year to sell securities short, unless it owns or has the right, without payment of additional consideration, to obtain securities equivalent in kind and amount to the securities sold short.

(iii) The Portfolio does not currently intend during the coming year to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions.

(iv) The Portfolio may borrow money only from a bank. The Portfolio will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

(v) The Portfolio does not currently intend during the coming year to purchase any security or enter into a repurchase agreement if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

(vi) The Portfolio does not currently intend during the coming year to make loans, but this limit does not apply to purchases of debt securities or to repurchase agreements.

(vii) The Portfolio does not currently intend during the coming year to invest in oil, gas, or other mineral exploration or development programs or leases.

(viii) The Portfolio does not currently intend during the coming year to purchase the securities of any issuer if those officers and Trustees of the Trust and those officers and directors of the Manager or the Sub-Adviser who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

U.S. TREASURY INCOME PORTFOLIO


THE FOLLOWING ARE THE U.S. TREASURY INCOME PORTFOLIO'S FUNDAMENTAL LIMITATIONS EXCEPT AS NOTED FOR RESTRICTION NO. 8 BELOW. THE PORTFOLIO MAY NOT:


(1) with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer; or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the 1940 Act;

(3) borrow money, except that the Portfolio may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33% of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with this 33% limitation;

(4) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities (unless acquired as a result of ownership of securities or other instruments) or commodity contracts, including futures contracts;

(8) lend any security or make any other loan if, as a result, more than 10% of its total assets would be lent to other parties, but this limit does not apply to purchases of debt securities or to repurchase agreements; or

(9) purchase the securities of other investment companies except in connection with a merger, consolidation, reorganization or acquisition of assets or in accordance with the 1940 Act.


CLARIFYING COMMENT TO FUNDAMENTAL POLICY NO. 8.

The Portfolio reserves the right to lend securities up to 10% of its total assets. However, this limit does not apply to repurchase agreements. Given certain market, economic, or other conditions, the Adviser may invest up to 100% of the Portfolio in repurchase agreements.


THE FOLLOWING LIMITATIONS OF THE U.S. TREASURY INCOME PORTFOLIO ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The Portfolio does not currently intend during the coming year to purchase the voting securities of any issuer.

(ii) The Portfolio does not currently intend during the coming year to sell securities short, unless it owns or has the right, without payment of additional consideration, to obtain securities equivalent in kind and amount to the securities sold short.

(iii) The Portfolio does not currently intend during the coming year to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions.

(iv) The Portfolio may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The Portfolio will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

(v) The Portfolio does not currently intend during the coming year to purchase any security or enter into a repurchase agreement if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

(vi) The Portfolio does not currently intend during the coming year to make loans, but this limit does not apply to purchases of debt securities or to repurchase agreements.

(vii) The Portfolio does not currently intend during the coming year to invest in oil, gas, or other mineral exploration or development programs or leases.

(viii) The Portfolio does not currently intend during the coming year to purchase the securities of any issuer if those officers and Trustees of the Trust and those officers and directors of the Manager or the Sub-Adviser who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

Notwithstanding paragraph (3) and paragraphs (iv) through (vi) above, as a matter of nonfundamental policy, the Portfolio will not engage in repurchase agreement or reverse repurchase agreement transactions.

GENERAL MONEY MARKET PORTFOLIO


THE FOLLOWING ARE THE GENERAL MONEY MARKET PORTFOLIO'S FUNDAMENTAL LIMITATIONS EXCEPT AS NOTED FOR RESTRICTION NO. 1 AND NO. 8 ON THE FOLLOWING PAGE. THE PORTFOLIO MAY NOT:


(1) with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer; or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the 1940 Act;

(3) borrow money, except that the Portfolio may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33% of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with this 33% limitation;

(4) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or by domestic issuers which are banks, bank holding companies or similar banking institutions) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities (unless acquired as a result of ownership of securities or other instruments) or commodity contracts, including futures contracts;

(8) lend any security or make any other loan if, as a result, more than 10% of its total assets would be lent to other parties, but this limit does not apply to purchases of debt securities or to repurchase agreements; or

(9) purchase the securities of other investment companies except in connection with a merger, consolidation, reorganization or acquisition of assets or in accordance with the 1940 Act.


CLARIFYING COMMENT TO FUNDAMENTAL POLICY NO. 1.

As a result of Rule 2a-7 promulgated under the 1940 Act (the "Rule"), the entire portfolio (except with respect to U.S. Government securities) of the General Money Market Portfolio is subject to the 5% limitation contained in investment limitation (1) above. However, in accordance with the Rule, the General Money Market Portfolio will be able to invest more than 5% (but no more than 25%) of its total assets in the securities of a single issuer for a period of up to three business days after the purchase thereof, provided that the Portfolio may not hold more than one such investment at any one time. The Portfolio operates in accordance with a non-fundamental operating policy which complies with the Rule. Investment limitation (1) above would give the Portfolio the ability to invest, with respect to 25% of the Portfolio's assets, more than 5% of its assets in any one issuer in the event that the Rule were to be amended in the future.

CLARIFYING COMMENT TO FUNDAMENTAL POLICY NO. 8.

The Portfolio reserves the right to lend securities up to 10% of its total assets. However, this limit does not apply to repurchase agreements. Given certain market, economic, or other conditions, the Adviser may invest up to 100% of the Portfolio in repurchase agreements.


THE FOLLOWING LIMITATIONS OF THE GENERAL MONEY MARKET PORTFOLIO ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The Portfolio does not currently intend during the coming year to purchase the voting securities of any issuer.

(ii) The Portfolio does not currently intend during the coming year to sell securities short, unless it owns or has the right, without payment of additional consideration, to obtain securities equivalent in kind and amount to the securities sold short.

(iii) The Portfolio does not currently intend during the coming year to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions.

(iv) The Portfolio may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The Portfolio will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

(v) The Portfolio does not currently intend during the coming year to purchase any security or enter into a repurchase agreement if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

(vi) The Portfolio does not currently intend during the coming year to make loans, but this limit does not apply to purchases of debt securities or to repurchase agreements.

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(vii) The Portfolio does not currently intend during the coming year to invest in oil, gas, or other mineral exploration or development programs or leases.

(viii) The Portfolio does not currently intend during the coming year to purchase the securities of any issuer if those officers and Trustees of the Trust and those officers and directors of the Manager or the Sub-Adviser who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

TAX-EXEMPT MONEY MARKET PORTFOLIO

Under normal market conditions, at least 80% of the Tax-Exempt Money Market Portfolio's total assets will be invested in securities that produce income that is exempt from federal income tax.


THE FOLLOWING ARE THE TAX-EXEMPT MONEY MARKET PORTFOLIO'S FUNDAMENTAL LIMITATIONS EXCEPT AS NOTED FOR RESTRICTIONS NO.1, NO. 5 AND NO. 8 BELOW. THE PORTFOLIO MAY NOT:


(1) with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the 1940 Act;

(3) borrow money, except that the Portfolio may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33 % of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with this 33 % limitation;

(4) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the Portfolio's total assets would be invested in securities of companies whose principal business activities are in the same industry;

(6) buy or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities (unless acquired as a result of ownership of securities or other instruments) or commodity contracts, including futures contracts;

(8) lend any security or make any other loan if, as a result, more than 10% of its total assets would be lent to other parties, but this limit does not apply to purchases of debt securities or to repurchase agreements; or

(9) purchase the securities of other investment companies except in connection with a merger, consolidation, reorganization or acquisition of assets or in accordance with the 1940 Act.

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CLARIFYING COMMENT TO FUNDAMENTAL POLICY NO. 1.

As a result of Rule 2a-7 promulgated under the 1940 Act (the "Rule"), the entire portfolio (except with respect to U.S. Government securities) of the Tax-Exempt Money Market Portfolio is subject to the 5% limitation contained in investment limitation (1) above. However, in accordance with the Rule, the Tax-Exempt Money Market Portfolio will be able to invest more than 5% (but no more than 25%) of its total assets in the securities of a single issuer for a period of up to three business days after the purchase thereof, provided that the Portfolio may not hold more than one such investment at any one time. The Portfolio operates in accordance with a non-fundamental operating policy which complies with the Rule. Investment limitation (1) above would give the Portfolio the ability to invest, with respect to 25% of the Portfolio's assets, more than 5% of its assets in any one issuer in the event that the Rule were to be amended in the future.

CLARIFYING COMMENT TO FUNDAMENTAL POLICY NO. 5.

Although the Tax-Exempt Money Market Portfolio presently does not intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securities which are related in such a way that an economic, business, or political development or change affecting one security would likewise affect the other Municipal Securities. To the extent that the Portfolio's assets are concentrated in Municipal Securities that are so related, the Portfolio will be subject to the peculiar risks presented by such Municipal Securities, such as negative developments in a particular industry or state, to a greater extent than it would be if the Portfolio's assets were not so concentrated.

CLARIFYING COMMENT TO FUNDAMENTAL POLICY NO. 8.

The Portfolio reserves the right to lend securities up to 10% of its total assets. However, this limit does not apply to repurchase agreements. Given certain market, economic, or other conditions, the Adviser may invest up to 100% of the Portfolio in repurchase agreements.


THE FOLLOWING LIMITATIONS OF THE TAX-EXEMPT MONEY MARKET PORTFOLIO ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The Portfolio does not currently intend during the coming year to purchase the voting securities of any issuer.

(ii) The Portfolio does not currently intend during the coming year to sell securities short, unless it owns or has the right, without payment of additional consideration, to obtain securities equivalent in kind and amount to the securities sold short.

(iii) The Portfolio does not currently intend during the coming year to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions.

(iv) The Portfolio may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The Portfolio will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

(v) The Portfolio does not currently intend during the coming year to purchase any security or enter into a repurchase agreement if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

(vi) The Portfolio does not currently intend during the coming year to make loans, but this limit does not apply to purchases of debt securities or to repurchase agreements.

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(vii) The Portfolio does not currently intend during the coming year to invest in oil, gas, or other mineral exploration or development programs or leases.

(viii) The Portfolio does not currently intend during the coming year to purchase the securities of any issuer if those officers and Trustees of the Trust and those officers and directors of the Manager who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

INVESTMENT POLICIES OF THE PORTFOLIOS


BANK OBLIGATIONS. Bank obligations that may be purchased by an Underlying Fund include certificates of deposit, banker's acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

COMMERCIAL PAPER. Commercial paper (including asset-backed commercial paper) which are short-term and unsecured promissory notes issued by corporations in order to finance their current operations. Generally the commercial paper will be rated within the top two rating categories by an NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue.


DELAYED DELIVERY TRANSACTIONS. Each Portfolio may buy and sell securities on a delayed delivery or when-issued basis. These transactions involve a commitment by each Portfolio to purchase or sell specific securities at a predetermined price and/or yield, with payment and delivery taking place after the customary settlement period for that type of security (which may be more than seven days in the future). Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities on a delayed delivery basis, each Portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because each Portfolio is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the Portfolios' other investments. If each Portfolio remains substantially fully invested at a time when delayed delivery purchases are outstanding, the delayed delivery purchases may result in a form of leverage. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, each Portfolio could miss a favorable price or yield opportunity, or could suffer a loss. When delayed delivery purchases are outstanding, each Portfolio will set aside cash or appropriate liquid assets in a segregated custodial account to cover its purchase obligations. Each Portfolio may renegotiate delayed delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.

VARIABLE AND FLOATING RATE DEMAND OBLIGATIONS are obligations that bear variable or floating interest rates and carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. Floating rate securities have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a

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specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for such obligations that approximates their par value. A demand instrument with a conditional demand feature must have received both a short-term and a long-term high quality rating, or, if unrated, have been determined to be of comparable quality, and a demand instrument with an unconditional demand feature may be acquired solely in reliance upon a short-term high quality rating or, if unrated, upon a finding of comparable short-term quality, pursuant to procedures adopted by the Trustees. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument.

A variable rate instrument that matures in 397 days or less may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A variable rate instrument that matures in greater than 397 days but that is subject to a demand feature that is 397 days or less may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A floating rate instrument that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount may be recovered through demand. Each Portfolio may purchase a demand instrument with a remaining final maturity in excess of 397 days only if the demand feature can be exercised on no more than 30 days' notice (a) at any time or (b) at specific intervals not exceeding 397 days.

MUNICIPAL LEASE OBLIGATIONS. The Tax-Exempt Money Market Portfolio may invest a portion of its assets in municipal leases and participation interests therein. A participation interest gives the Portfolio a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation. These obligations, which may take the form of a lease, an installment purchase, or a conditional sales contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. Generally, the Portfolio will not hold such obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation. Such participation interests may be purchased from a municipality or from a bank or other third party.

Municipal Lease obligations typically are not fully backed by the municipality's credit, and the interest payable on these obligations may become taxable if the lease is assigned. If funds are not appropriated for the following year's lease payments, a lease may terminate, with the possibility of default on the lease obligation and significant loss to the Portfolio. Such risk of non-appropriation is unique to municipal lease obligations.

Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. Leases, installment purchase, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations.

In determining the liquidity of a municipal lease obligation, the Sub-Adviser will differentiate between simple or direct municipal leases and municipal lease-backed securities, the latter of which may take the form of a lease-backed revenue bond, a tax-exempt asset-backed security or any other investment structure using a municipal lease-purchase agreement as its base. While the former may present liquidity issues, the latter are based on a well-established method of securing payment of a municipal lease obligation.

MUNICIPAL LEASE OBLIGATIONS (APPLICABLE TO TAX-EXEMPT MONEY MARKET PORTFOLIO
ONLY)

Municipal lease obligations are issued by a state and local government or authority to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the

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municipality's credit, and the interest payable on these obligations may become taxable if the lease is assigned. If funds are not appropriated for the following year's lease payments, a lease may terminate, with the possibility of default on the lease obligation and significant loss to the Portfolio. Such risk of non-appropriation is unique to municipal lease obligations. The SEC Staff has taken the position that open-end investment companies may treat these obligations as liquid under guidelines established by the Board of Trustees. Determination concerning the liquidity and proper valuation of these obligations will include: the frequency of trades and quotes for the obligation, the number of dealers willing to purchase or sell the security and the number of potential buyers, the willingness of dealers to make a market in the securities, the nature of the marketplace trades and the likelihood that its marketability will be maintained throughout the time the instrument is held by the Portfolio. The Board will be responsible for determining the credit quality of any unrated lease obligations held by the Portfolio, on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled. The high quality municipal lease obligations in which the Tax-Exempt Money Market Portfolio intends to invest generally are not expected by the Board to present liquidity risks. Lease obligations will be valued based on a standard spread that relates to general obligation securities whose value is determined using a pricing service. Certificates of participation in municipal lease obligations or installment sales contracts entitle the holder to a proportionate interest in the lease-purchase payments made. Certificates of participation typically are issued by municipalities and by banks and other financial institutions.

MUNICIPAL SECURITIES include general obligation securities, which are backed by the full taxing power of a municipality, or revenue securities, which are backed by revenues of a specific tax, project or facility. Industrial development bonds are a type of revenue bond backed by the credit and security of a private issuer and may involve greater risk. Bond anticipation notes normally provide interim financing in advance of an issue of bonds or notes, the proceeds of which are used to repay anticipation notes. Tax and revenue anticipation notes are issued by municipalities in expectation of future tax or other revenues, and are payable from those specific taxes or revenues. Tax-exempt commercial paper is issued by municipalities to help finance short-term capital or operating needs.

These securities include municipal debt obligations that have been issued by states and their political subdivisions, and duly constituted state and local authorities and corporations as well as securities issued by certain territories or possessions, such as Puerto Rico, the Virgin Islands, and Guam.

General obligation bonds that are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest;

Revenue bonds that are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power;

Resource recovery bonds, a type of revenue obligation, are used to finance the construction of waste burning facilities. Such bonds may be subject to special risks because the project uses technology or an economic plan that is not yet proven, or requires operating permits from environmental authorities. Industrial development bonds are a type of revenue bond backed by the credit and security of a private issuer and may involve greater risk.

Although the Tax-Exempt Money Market Portfolio presently does not intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securities which are related in such a way that an economic, business, or political development or change affecting one security would likewise affect the other Municipal Securities. To the extent that the Portfolio's assets are concentrated in Municipal Securities that are so related, the Portfolio will be subject to the peculiar risks presented by such Municipal Securities, such as negative developments in a particular industry or state, to a greater extent than it would be if the Portfolio's assets were not so concentrated.

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LENDING OF SECURITIES

For the purpose of realizing additional income, the Portfolios may lend portfolio securities to broker-dealers or financial institutions up to not more than 10% of their respective total assets taken at current value. While any such loan is outstanding, each such Portfolio will continue to receive amounts equal to the interest or dividends paid by the issuer on the securities, as well as interest (less any rebates to be paid to the borrower) on the investment of the collateral or fees from the borrower. Each Portfolio will have a right to call each loan and obtain the securities. Lending portfolio securities involves certain risks, including possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made in accordance with guidelines established by the Board of Trustees.

ZERO COUPON BONDS

Each Portfolio may purchase zero coupon bonds. Regular interest payments are not made on zero coupon bonds; instead these bonds are sold at a deep discount from their face value and are redeemed at face value when they mature. Each Portfolio will purchase only those zero coupon bonds which have a remaining maturity of one year or less. As a result, such bonds are expected to pay out a return on a regular basis as they mature. Because zero coupon bonds do not pay current income, their prices tend to be more volatile in response to interest rate changes than bonds which pay interest regularly. In calculating its daily dividend, a Portfolio takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.

A broker-dealer creates a derivative zero coupon bond by separating the interest and principal components of a U.S. Treasury security and selling them as two individual securities. CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts), and TRs (Treasury Receipts) are examples of derivative zero coupon bonds.

The Federal Reserve Bank creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury bond and selling them as individual securities. Bonds issued by the Resolution Funding Corporation and the Financing Corporation can also be separated in this fashion.

TAX-EXEMPT MONEY MARKET PORTFOLIO FEDERALLY TAXABLE OBLIGATIONS. The Tax-Exempt Money Market Portfolio does not intend to invest in securities whose interest is federally taxable; however, from time to time, the Portfolio may invest a portion of its assets on a temporary defensive basis in fixed-income obligations whose interest is subject to federal income tax.

Should the Portfolio invest in taxable obligations, it would purchase securities which in the judgment of the Sub-Adviser are of high quality. These would include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, obligations of domestic banks and repurchase agreements. The Portfolio will purchase taxable obligations only if they meet its quality requirements as set forth in the Prospectuses.

Proposals are introduced before Congress from time to time to restrict or eliminate the federal income tax exemption for interest on Municipal Securities. If such proposals were enacted, the availability of Municipal Securities and the value of the Portfolio's holdings would be affected and the Trustees would reevaluate the Tax-Exempt Money Market Portfolio's investment objective and policies.

The Tax-Exempt Money Market Portfolio anticipates being as fully invested as practicable in Municipal Securities. However, as a result of maturities of portfolio securities, or sales of the Portfolio's shares, or in

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order to meet redemption requests, there may be occasions when the Portfolio may hold cash that is not earning income.

REPURCHASE AGREEMENTS are transactions in which a Portfolio purchases a security and simultaneously commits to resell that security at an agreed upon price and date within a number of days (usually not more than seven) from the date of purchase.

All Portfolios, except the U.S. Treasury Income Portfolio, may enter into a repurchase agreement with respect to any security in which it is authorized to invest even though the underlying security matures in more than one year. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price. This obligation is in effect secured by the underlying security having a value at least equal to the amount of the agreed upon resale price and marked to market daily. A Portfolio will limit repurchase agreements to those with parties whose creditworthiness has been reviewed and found satisfactory by the Sub-Adviser. No more than 10% of a Portfolio's net assets taken at current value will be invested in repurchase agreements extending for more than seven days. If a seller defaults on the obligation to repurchase, the Portfolios may incur a loss or other costs.

REVERSE REPURCHASE AGREEMENTS permit each Portfolio, other than the U.S. Treasury Money Market Portfolio and the U.S. Treasury Income Portfolio, to earn additional income by selling securities to banks and primary dealers while agreeing to repurchase them at an agreed upon time and price. Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to an agreement to repurchase the securities at an agreed-upon price, date and interest payment. A Portfolio may enter into reverse repurchase agreements when it is able to purchase other securities which will produce more income than the cost of the agreement, or for liquidity purposes. These transactions temporarily transfer possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time and price, which includes interest. When effecting reverse repurchase transactions, securities which are a permitted investment for the Portfolio (i.e., obligations of domestic and foreign banks or thrift organizations, corporate debt obligations, including commercial paper, notes and bonds with remaining maturities of one year or less and U.S. Government Obligations with respect to the General Money Market Portfolio and the Tax-Exempt Money Market Portfolio; and Municipal Securities with respect to the Tax-Exempt Money Market Portfolio) and are of a dollar amount equal in value to the securities subject to the agreement will be maintained in a segregated account with the Portfolio's custodian. Reverse repurchase agreements are considered to be borrowings and would therefore be subject to a Portfolio's fundamental borrowing limitation (3). The General Money Market Portfolio expects that it will engage in reverse repurchase agreements when it is able to invest the cash so acquired at a rate higher than the cost of the agreement, which would increase income earned by such Portfolio, or for liquidity purposes. The Tax-Exempt Money Market Portfolio will only engage in reverse repurchase agreements for temporary or emergency purposes and not for leverage or investment.

In event of the bankruptcy of the other party to a reverse repurchase agreement the Portfolio could experience delays in recovering securities. To the extent that the value of securities may have decreased in the meantime, a Portfolio could experience a loss. The creditworthiness of the other party to a reverse repurchase transaction must be reviewed and found satisfactory by the Sub-Adviser.

RESTRICTED SECURITIES. The General Money Market Portfolio and Tax-Exempt Money Market Portfolio may purchase restricted securities which cannot be sold to the public without registration under the Securities Act of 1933 (restricted securities), but which provide the Portfolio with the right to receive payment of principal and interest without penalty on demand (demand feature) or can be resold to institutional investors. Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Institutional trading in restricted securities is

                                       14
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relatively new, and the liquidity of the Portfolio's investments could be impaired if trading does not develop or declines. Provided that the security has a demand feature of seven days or less, or a dealer or institutional trading market exists, these restricted securities are not treated as illiquid securities for purposes of each Portfolio's restriction on not investing more than 10% of its net assets in illiquid securities.

QUALITY AND MATURITY

Each Portfolio may purchase only high quality obligations that the Sub-Adviser believes present minimal credit risks. To be considered high quality, a security must be a U.S. Government Obligation; or rated in accordance with applicable rules in one of the two highest rating categories for short-term obligations by at least two NRSROs (or by one, if only one rating service has rated the security); or, if unrated, judged to be of equivalent quality by the Sub-Adviser. As a matter of non-fundamental policy, the Portfolios will only purchase securities, in addition to U.S. Government Obligations, that are rated in the highest rating category by at least two NRSRO or, if unrated, are determined to be of equivalent quality. (See the Appendix for a description of NRSRO ratings).

Each Portfolio must limit its investments to obligations with remaining maturities of 397 days or less and must maintain a dollar-weighted average maturity of 60 days or less.

Each Portfolio's ability to achieve its investment objective depends, at least in part, on the quality and maturity of its investments. The Portfolios invest in high quality obligations, but an investment in any of the Portfolios involves risks. Although each Portfolio's policies are designed to maintain a stable net asset value of $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes, or if an issuer or guarantor of a security fails to pay interest or principal when due. If these changes in value were substantial, a Portfolio's net asset value could deviate from $1.00.

Unless otherwise indicated, each Portfolio may invest in the securities and engage in the transactions described below.

SPECIAL CONSIDERATIONS OF FOREIGN INVESTMENTS (APPLICABLE TO GENERAL MONEY MARKET PORTFOLIO ONLY)

The General Money Market Portfolio may invest in U.S. dollar-denominated obligations of foreign branches of U.S. banks (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and foreign branches of foreign banks. Euro and Yankee dollar investments involve risks that are different from investments in securities of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. Additionally, there may be less public information available about foreign banks and their branches. Foreign branches of foreign banks are not regulated by U.S. banking authorities, and generally are not bound by accounting, auditing and financial reporting standards comparable to U.S. banks. Although the Sub-Adviser carefully considers these factors when making investments, and subject to its policy on concentration, the Portfolio does not limit the amount of its assets which can be invested in any one type of instrument or in any foreign country. The Portfolio will not invest 25% or more of its assets in Euro and Yankee dollar investments and obligations of foreign branches of foreign banks.

                             PORTFOLIO TRANSACTIONS

The Sub-Adviser makes decisions to buy and sell securities for each Portfolio, selects broker-dealers and negotiates commission rates. The selection of broker-dealers is generally made based upon the price, quality of execution services and/or research provided. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. Since purchases and sales of portfolio securities by the Portfolios are usually principal transactions, the Portfolios incur little or no brokerage commissions.

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The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolios may also purchase securities from underwriters at prices which include a commission paid by the issuer to the underwriter.

Each Portfolio requires that investments mature (or are deemed to mature) within 397 days or less. The amortized cost method of valuing portfolio securities requires that each Portfolio maintain an average weighted portfolio maturity of 90 days or less. Both policies may result in relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the Portfolios' net income or expenses. Each Portfolio may seek to profit from short-term trading, and may not always hold portfolio securities to maturity.

The Sub-Adviser's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, the Sub-Adviser may, at its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by the Sub-Adviser to be beneficial to the Portfolios' investment program. Certain research services furnished by dealers may be useful to the Sub-Adviser's clients other than the Portfolios. Similarly, any research services received by the Sub-Adviser through placement of portfolio transactions of other clients may be of value to the Sub-Adviser in fulfilling its obligations to the Portfolios. The Sub-Adviser is of the opinion that the material received is beneficial in supplementing its research and analysis, and therefore, may benefit the Portfolios by improving the quality of its investment advice. The advisory fee paid by the Portfolios is not reduced because of the receipt of such services.

The Sub-Adviser and its affiliates may manage other investment accounts, some of which may have objectives similar to that of the Portfolios. It is possible that at times, identical securities will be acceptable for one or more of such investment accounts. However, the position of each account in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. Also, the timing and amount of purchase by each account may be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of each Portfolio and one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated in good faith among the Portfolios and such accounts in a manner deemed equitable by the Sub-Adviser. The Sub-Adviser may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. The allocation and combination of simultaneous securities purchases on behalf of each Portfolio would be made in the same way that such purchases are allocated among or combined with those of other such investment accounts. Simultaneous transactions could adversely affect the ability of each Portfolio to obtain or dispose of the full amount of security which it seeks to purchase or sell.

                        VALUATION OF PORTFOLIO SECURITIES

Each Portfolio values its investments on the basis of amortized cost, which involves valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization to maturity of any premium. The amortized cost value of an instrument may be higher or lower than the price a Portfolio would receive if it sold the instrument. During periods of declining interest rates, each Portfolio's yields based on amortized cost may tend to be higher than a yield based on market prices and estimates of market prices. A new shareholder in a Portfolio would then be able to obtain a somewhat higher yield than would result from investment in a fund using solely market quotations to determine its net asset value per share while existing shareholders would receive less investment income. In a period of rising interest rates, the converse would apply. The valuation of a Portfolio's instruments based upon amortized cost and the maintenance of its net asset value per share at $1.00 is permitted in accordance with Rule 2a-7 under the

1940 Act. Each Portfolio must adhere to certain conditions under Rule 2a-7 which are summarized in the Prospectuses.

The Trustees have established procedures designed to stabilize each Portfolio's net asset value per share calculated on the basis of amortized cost. The Trustees review each Portfolio's holdings, at such intervals as they may deem appropriate, to determine whether net asset value per share calculated by using available market quotations would deviate from $1.00. The Trustees have agreed to take such corrective action as they may deem necessary and appropriate, if any such deviation would result in material dilution or otherwise would be unfair to shareholders. This may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing net asset value per share by using available market quotations.

                                   PERFORMANCE

From time to time, each Portfolio of the Trust advertises its yield and effective yield for each class of shares in advertisements or in reports or other communications with shareholders and others. Both yield figures are based on historical earnings and are not intended to indicate future performance.

The standardized annualized seven-day yield for each Portfolio for a class of shares is computed by: (1) determining the net change exclusive of capital changes, in the value of a hypothetical pre-existing account in a Portfolio having a balance of one share of the relevant class at the beginning of a seven-day period, for which the yield is to be quoted, (2) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and (3) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account in each Portfolio includes the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, and all fees that are charged by a Portfolio to all shareholder accounts in proportion to the length of the base period, other than nonrecurring account and sales charges. For any account fees that vary with the size of the account, the amount of fees charged would be computed with respect to the Portfolio's mean (or median) account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The yields for each Portfolio for the seven-day period ended August 31, 1999 were:


                      Portfolio                                                 Yield
                      ---------                                                 -----
U.S. Treasury Money Market Portfolio - Class A                                  4.99%
U.S. Treasury Money Market Portfolio - Class B                                  4.74%
U.S. Treasury Money Market Portfolio - Class D                                  4.49%
U.S. Treasury Money Market Portfolio - Class E                                  4.19%
General Money Market Portfolio - Class A                                        5.12%
General Money Market Portfolio - Class B                                        4.87%
General Money Market Portfolio - Class E                                        4.32%
Tax-Exempt Money Market Portfolio - Class A                                     3.11%

The effective compound yield quotation for each Portfolio and class is computed by adding 1 to the unannualized base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result. The effective yields for each Portfolio for the seven-day period ended August 31, 1999 were:

                      Portfolio                                                 Yield
                      ---------                                                 -----
U.S. Treasury Money Market Portfolio - Class A                                  5.11%
U.S. Treasury Money Market Portfolio - Class B                                  4.85%
U.S. Treasury Money Market Portfolio - Class D                                  4.59%

U.S. Treasury Money Market Portfolio - Class E                                  4.28%
General Money Market Portfolio - Class A                                        5.25%
General Money Market Portfolio - Class B                                        4.99%
General Money Market Portfolio - Class E                                        4.41%
Tax-Exempt Money Market Portfolio - Class A                                     3.16%


In addition to the current yield, the Portfolios may quote yields in advertising based on any historical seven day period.

Yield information may be useful in reviewing each Portfolio's performance and for providing a basis for comparison with other investment alternatives. Each Portfolio's yield will fluctuate, unlike investments which pay a fixed yield for a stated period of time. Investors should give consideration to the quality and maturity of portfolio securities of the respective investment companies when comparing investments.


In addition, the Tax-Exempt Money Market Portfolio may calculate a "tax equivalent yield" and "tax equivalent effective yield" for each class of shares. The tax equivalent yield shows the taxable yield an investor would have to earn, before taxes, to equal the class's tax-free yield. The tax equivalent yield for the class is computed by dividing that portion of the class's yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the class's computed yield that is not tax-exempt. The tax equivalent yield for the Tax-Exempt Money Market Portfolio Class A shares for the seven days ended August 31, 1999 was 5.08%. The tax equivalent effective yield for the class is computed by dividing that portion of the class's effective yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the class's computed effective yield that is not tax-exempt. The tax equivalent effective yield for the Tax-Exempt Money Market Portfolio Class A shares for the seven days ended August 31, 1999 was 5.23%. Tax equivalent and tax equivalent effective yields assume the payment of federal income taxes at a rate of 39.6% or another applicable stated rate. Of course, no assurance can be given that any of the classes of shares of the Tax-Exempt Money Market Portfolio will achieve any specific tax-exempt yield. While the Portfolio invests principally in obligations the interest from which is exempt from federal income tax, other income received by the Portfolio may be taxable.


From time to time, in advertisements or in reports to shareholders, the yields of the Portfolios, as a measure of their performance, may be quoted and compared to those of other mutual funds with similar investment objectives and to other relevant indexes or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. The Portfolios may compare their performance or the performance of securities in which they may invest to: IBC/Donoghue's Money Fund Average TM/Total Institutions Only Average; Government Only Institutions Only; and Tax-Free Institutions Only, which are average yields of various types of money market funds that include the effect of compounding distributions. The Portfolios' yield data may be reported in national financial publications including, but not limited to, "Money Magazine", "Forbes", "Barron's", "The Wall Street Journal" and "The New York Times", or in publications of a local or regional nature.

Each Portfolio may also compare its performance to other mutual funds, especially to those with similar investment objectives. These comparisons may be based on data published by IBC/Donoghue's Money Fund Report(R) of Holliston, MA 01746, or by Lipper Analytical Services, Inc. (Lipper, sometimes referred to as Lipper Analytical Services), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Each Portfolio may compare its performance to the yields or averages of other money market securities as reported by the Federal Reserve Bulletin, by TeleRate, a financial information network, or by Salomon Brothers Inc., a broker-dealer firm; and other fixed-income investments such as Certificates of Deposit (CDs). The principal value and interest rate of CDs and money market securities are fixed at the time of purchase whereas each Portfolio's yield will fluctuate. Unlike some CDs and certain other money market securities, money market mutual funds, and the Portfolios in particular, are not insured by the FDIC. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives. The Portfolios may reference the growth and variety of money market mutual funds and the Manager's or Sub-Adviser's skill and participation in the industry.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

If the Trustees determine that existing conditions make cash payment undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing each Portfolio's net asset value per share. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and will incur any costs of sale, as well as the associated inconveniences.

The Trust is open for business and its net asset value per share is calculated every day that both the Boston and New York Federal Reserve Banks and the New York Stock Exchange (NYSE) are open. On any day when either the Boston or New York Federal Reserve Bank or the NYSE closes early, the right is reserved to advance the time on that day by which purchase and redemption orders must be received. To the extent that the Portfolios' securities are traded in other markets on days when the Boston and New York Federal Reserve Bank or the NYSE is closed, the Portfolios' net asset value per share may be affected when investors may not purchase or redeem shares.

                DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

DIVIDENDS. Dividends from the Trust will not normally qualify for the dividends-received deduction available to corporations, since the Portfolios' income is primarily derived from interest income and short-term capital gains. Depending upon state law, a portion of each Portfolio's dividends attributable to interest income derived from U.S. Government Obligations may be exempt from state and local taxation. The Portfolios will provide information on the portion of each Portfolio's dividends, if any, that qualifies for this exemption.

Dividends derived from the Tax-Exempt Money Market Portfolio's tax-exempt income are not subject to federal income tax, but must be reported to the IRS by shareholders. Exempt-interest dividends are included in income for purposes of computing the portion of social security and railroad retirement benefits that may be subject to federal tax. If the Portfolio earns taxable income or capital gains from its investments, these amounts will be designated as taxable distributions. Dividends derived from taxable investment income and short-term capital gains are taxable as ordinary income.

The Tax-Exempt Money Market Portfolio will send a tax statement showing the amount of tax-exempt distributions for the previous calendar year by January 31st.

Each Portfolio's distributions are taxable when they are paid, except that distributions declared in October, November or December to shareholders of record in those months and paid in January of the following year are taxable as if paid on December 31st.

CAPITAL GAINS DISTRIBUTIONS. The Portfolios may distribute capital gains once a year or more often as necessary to maintain their net asset value per share at $1.00 or to comply with distribution requirements under federal tax law. The Portfolios do not anticipate earning long-term capital gains on securities held.

TAX STATUS OF THE TRUST. Each Portfolio intends to continue to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), so that each Portfolio will not be liable for federal income or excise taxes on net investment income, net long-term or capital gains to the extent that these are distributed to shareholders in accordance with applicable provisions of the Code.

                              TRUSTEES AND OFFICERS

The Trustees and executive officers of the Trust are listed below. Each Trustee that is an "interested person" (as defined by the 1940 Act) by virtue of his affiliation with the Trust, or the Manager or the Distributor, is indicated by an asterisk (*).


NAME, ADDRESS AND AGE              POSITION(S) HELD WITH        PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
                                   REGISTRANT
John S. Culbertson                 Trustee                      Retired. Trust Consultant with Fidelity
1995 Lake Marshall Drive                                        Investments Institutional Services Co. from 1990
Gibsonia, PA  15044                                             to 1993.
69

Rufus C. Cushman, Jr.              Trustee                      Retired. Money Manager with Fidelity Management &
10 Corn Point Road                                              Research Corp. from 1968 through 1994.
Marblehead, MA  01945
66

Richard F. Curcio*                 President, Trustee,          Founded Integrity Investments, Inc. (a
871 Venetia Bay Boulevard          Chairman of the Board of     broker/dealer) and Integrity Management &
Suite 370                          Trustees                     Research, Inc.(an investment adviser) in 1992, and
Venice, FL  34292                                               is currently President and Director of each.
52                                                              Senior Vice President/Regional Manager for
                                                                Fidelity Institutional Services Company
                                                                from 1987 to 1992. Associated with Fidelity
                                                                Distributors from 1979 to 1992.

H. Willis Day, Jr.                 Trustee                      Retired. Former Senior Vice President of
35 Beach Avenue                                                 Southeast Bank, FLA, N.A.
Kennebunk Beach, ME  04043
74

Roger F. Dumas                     Trustee                      Private investor since 1987.
151 Tremont Street
Boston, MA 02111
64

Kenneth J. Phelps*                 Trustee                      President, Principal and Director of Reliance
5545 Cross Gate Court, N.W.                                     Trust Company, Atlanta, GA since 1992. Chairman,
Atlanta, GA 30327                                               Chief Executive Officer and Director, C&S/Sovran
58                                                              Trust Company, Inc. from 1987 to 1992.

Susan M. Schwartz                  Vice President, Secretary    Operations Manager of Integrity Investments, Inc.
One Broadway - Ste 100             and Treasurer                since 1993. Account Officer of Fidelity
Cambridge, MA  02139                                            Investments from 1985 to 1993.
36

Robert Melley                      Vice President, Assistant    Senior Vice President of Integrity Investments,
871 Venetia Bay Boulevard          Secretary and Assistant      Inc. since April 1994. Senior Vice President of
 Suite 370                         Treasurer                    Fidelity Distributors, Inc. from 1981 to 1994.
Venice, FL 34292
61


The Trust pays each Trustee who is not affiliated with the Manager or the Sub-Adviser (the "Independent Trustees") an annual fee of $1,000 plus $1,000 for each meeting attended and reimburses travel and other expenses incurred in attending such meetings. The Trust's officers and Trustees who are affiliated with the Manager or the Sub-Adviser are paid by the Manager. During the fiscal year ended August 31, 1999, the Trust paid an aggregate of $25,000 to the Independent Trustees. The following table shows compensation by Trustee for the fiscal year ended August 31, 1999.

                                         COMPENSATION TABLE

                                   AGGREGATE           PENSION OR RETIREMENT      ESTIMATED ANNUAL
      NAME OF PERSON,        COMPENSATION FROM THE   BENEFITS ACCRUED AS PART       BENEFITS UPON
         POSITION                    TRUST               OF FUND EXPENSES            RETIREMENT
John S. Culbertson                   $6,250                    None                     None
     Trustee

Rufus C. Cushman                     $6,250                    None                     None
     Trustee

Richard F. Curcio                     None                     None                     None
     President, Trustee,
     Chairman of the
     Board of Trustees

H. Willis Day, Jr.                   $6,250                    None                     None
     Trustee

Roger F. Dumas                       $6,250                    None                     None
     Trustee

Kenneth J. Phelps                     None                     None                     None
     Trustee


As of November 30, 1999, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of any class of any Portfolio of the Trust except that the Trustees and officers of the Trust, as a group, may be deemed to have beneficially owned 100% of the Class B shares of the Tax-Exempt Money Market Portfolio, the Class B shares of the U.S. Treasury Income Portfolio, the Class C and D shares of the General Money Market Portfolio and Class C of the U.S. Treasury Money Market Portfolio.

                         INVESTMENT ADVISORY AGREEMENTS

Each Portfolio employs the Manager to furnish investment advisory and other services to the Portfolio. Under the Management Agreement with each Portfolio, the Manager is authorized to appoint one or more sub-advisers at the Manager's expense. David L. Babson & Co. Inc. acts as Sub-Adviser and, subject to the supervision of the Trustees and of the Manager, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations.

The Manager pays all the Portfolio expenses with the following exceptions: the fees and expenses of the Trustees who are not "interested persons" of the Trust; interest on borrowings; taxes; expenses incurred by Class B, Class C and Class D shares pursuant to the Distribution and Shareholder Servicing Plans, if any; and such extraordinary non-recurring expenses as may arise, including litigation to which the Trust may be party, and any obligation it may have to indemnify its officers and Trustees with respect to such litigation.

For managing its investment and business affairs, each Portfolio pays to the Manager the fees set forth in the Prospectuses. The Manager pays the Sub-Adviser the fee set forth in the Prospectuses.

FOR FISCAL YEAR LISTED, THE PORTFOLIO PAID THE MANAGER:


------------------- -------------------------- --------------------- ---------------------- ------------------------
   Fiscal Year         U.S. Treasury Money        U.S. Treasury      General Money Market      Tax-Exempt Money
      Ended             Market Portfolio         Income Portfolio          Portfolio           Market Portfolio
------------------- -------------------------- --------------------- ---------------------- ------------------------
     8/31/99                $953,866                 $19,801               $651,335                $504,269
------------------- -------------------------- --------------------- ---------------------- ------------------------
     8/31/98                $936,822                 $36,010               $897,707                $514,182
------------------- -------------------------- --------------------- ---------------------- ------------------------
     8/31/97                $823,706                 $33,215               $975,895                $528,012
------------------- -------------------------- --------------------- ---------------------- ------------------------

FOR FISCAL YEAR LISTED, THE PORTFOLIO PAID THE SUB-ADVISER:

------------------- -------------------------- --------------------- ---------------------- ------------------------
   Fiscal Year         U.S. Treasury Money        U.S. Treasury      General Money Market      Tax-Exempt Money
      Ended             Market Portfolio         Income Portfolio          Portfolio           Market Portfolio
------------------- -------------------------- --------------------- ---------------------- ------------------------
     8/31/99                $476,812                  $10,002               $325,423                $252,013
------------------- -------------------------- --------------------- ---------------------- ------------------------
     8/31/98                $332,963                  $12,605               $317,968                $182,645
------------------- -------------------------- --------------------- ---------------------- ------------------------
     8/31/97                $293,764                  $11,785               $345,965                $188,730
------------------- -------------------------- --------------------- ---------------------- ------------------------


                  ADMINISTRATION AGREEMENT AND OTHER CONTRACTS

ADMINISTRATOR. BISYS Fund Services Ohio, Inc. ("BISYS") serves as Administrator to the Trust pursuant to an administration agreement dated September 1, 1998 (the "Administration Agreement") between the Trust, BISYS and the Manager. The Administration Agreement continues in effect until August 31, 2000, ("Initial Term"). Thereafter, unless otherwise terminated as provided herein, this Agreement shall be renewed automatically for successive one-year periods ("Rollover Periods"). This Agreement may be terminated without penalty (i) by provision of a notice of nonrenewal in the manner set forth in the Administration Agreement, (ii) by mutual agreement of the parties or (iii) for "cause," as defined in the Administration Agreement, upon the provision of 60 days advance written notice by the party alleging cause. In addition, subject to the payment obligation set forth in the Administration Agreement, this Agreement may be terminated during any Rollover Period upon the provision of 90 days advance written notice of termination. Written notice of nonrenewal must be provided within 60 days of the end of the Initial Term or any Rollover Period, as the case may be. The Administration Agreement contains provisions limiting the liability of BISYS and requiring its indemnification by the Trust. Pursuant to the Administration Agreement, BISYS provides the Trust with general office facilities and supervises the overall administration of the Fund, including among other responsibilities, assisting in the preparation and filing of all documents required for compliance by the Trust with applicable laws and regulations and arranging for the maintenance of books and records of the Trust. BISYS provides persons (including directors, officers or other employees of BISYS or its affiliates) satisfactory to the Board of Trustees to serve as officers of the Trust. BISYS is a wholly owned indirect subsidiary of BISYS Group, Inc., which is headquartered in Little Falls, New Jersey, and through its subsidiaries provides a comprehensive array of products and services to financial institutions and corporate clients including: mutual fund distribution and administration, retirement plan services, insurance distribution and support services and image and data processing outsourcing.

Pursuant to the Administration Agreement, the Manager pays BISYS compensation at the following annualized rates for each Portfolio:

         .025% for portfolio assets of $1.2 billion and less
         .0125% for portfolio assets greater than $1.2 billion

CUSTODIAN The Bank of New York, ("Custodian") 100 Church Street, New York, New York 10286, is the Custodian for each Portfolio under custodian agreements with respect to each Portfolio.

FUND ACCOUNTING SERVICES. BISYS provides certain Fund accounting services pursuant to a Fund Accounting Agreement dated September 1, 1998 (the "Fund Accounting Agreement") between the Trust, BISYS and the Manager and shall continue in effect with respect to a Portfolio, unless earlier terminated by either party hereto as provided hereunder, until August 31, 2000. The Fund Accounting Agreement's provisions for termination, limitation of liability and indemnification are similar to those of the Trust's Administration Agreement. Under the Fund Accounting Agreement, BISYS maintains all Fund books and records required under Rule 31a-1 under the Investment Company Act, performs daily accounting services and provides additional Fund reporting and record keeping requirements.

Pursuant to the Fund Accounting Agreement, BISYS is entitled to receive a fee from the Manager for each Portfolio (except U.S. Treasury Income Portfolio) in accordance with the following schedule, subject to a monthly minimum fee of $3000 for up to four (4) classes for each Portfolio:

         .0225% of each Portfolio's average daily net assets up to $100 million;

         .0125% of each Portfolio's average daily net assets in excess of $100 million up to $200 million; and

         .005% of each Portfolio's average daily net assets in excess of $200 million.

Pursuant to the Fund Accounting Agreement, BISYS is entitled to receive a fee from the U.S. Treasury Income Portfolio for those months during which the Portfolio is operational, in accordance with the following schedule, subject to a monthly minimum fee of $200:

         .0225% of the Portfolio's average daily net assets up to $100 million;

         .0125% of the Portfolio's average daily net assets in excess of $100 million up to $200 million; and

         .005% of the Portfolio's average daily net assets in excess of $200 million.

TRANSFER AGENT. BISYS, 3435 Stelzer Road, Columbus, Ohio 43219, also serves as transfer agent and dividend disbursing agent for the Fund pursuant to a separate agreement, the Transfer Agency Agreement.

DISTRIBUTOR. Integrity Investments, Inc. (the "Distributor"), located at 871 Venetia Bay Boulevard, Suite 370, Venice, Florida 34292, sells shares of each Portfolio as agent on behalf of the Trust at no additional cost to the Trust.


DISTRIBUTION AND SHAREHOLDER SERVICING PLANS. The Trustees of the Trust have adopted a Distribution and Shareholder Servicing Plan for the Class A shares and Class B shares, a Distribution and Shareholder Servicing Plan for the Class C shares, Distribution and Shareholder Servicing Plans for the Class D and Class E shares (collectively, the "Plans") of each Portfolio of the Trust pursuant to Rule 12b-1 (the "Rule") under the 1940 Act. The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is intended primarily to result in the sale of shares of the fund except pursuant to a plan adopted by the fund under the Rule. The Trustees have adopted the Plans to allow each Portfolio to incur certain expenses that might be considered to constitute direct or indirect payment of distribution expenses. Under the Plans, each Portfolio, subject to Trustee authorization, may pay the Distributor a monthly fee to compensate it for expenses it bears and services it provides in the distribution of shares and the provisions of shareholder support services. The fees that may be paid by the respective classes of the Portfolios under the Plans are set forth in the respective Prospectuses. For the fiscal year ended August 31, 1999, the Class B shares of the U.S. Treasury Money Market Portfolio and the General Money Market Portfolio paid distribution costs of $651,725 and $33,632 respectively, the Class D shares of the U.S. Treasury Money Market Portfolio paid distribution costs of $937,748 and the Class E shares of the U.S. Treasury Money Market Portfolio and the General Money Market Fund paid distributor costs of $24,184 and $69,530, respectively pursuant to their respective Plans. The Plans also recognize that the Manager, the Sub-Adviser and the Distributor may each use its fees and other resources to pay expenses associated with the promotion and administration of activities primarily intended to result in the sale of shares. Distribution-related services include, but are not limited to, the following: advertising the availability of services and products; designing material to send to customers and developing methods of making such materials accessible to customers; providing information about the product needs of customers; providing facilities to solicit sales and to answer questions from prospective and existing investors about the Portfolios; receiving and answering correspondence from prospective investors, including requests for sales literature, prospectuses and statements of additional information; displaying and making sales literature and prospectuses available on the service organization's premises; acting as liaison between shareholders and the Portfolios, including obtaining information from the Portfolios and providing performance and other information about the Portfolios; and providing additional personal services and/or shareholder account maintenance services or additional distribution-related services.


The Plans have been approved by the Trustees. As required by the Rule, the Trustees considered all pertinent factors relating to the implementation of the Plans prior to their approval, and have determined that there is a reasonable likelihood that the Plans will benefit Class A, Class B, Class C, Class D and Class E shares of each Portfolio and its shareholders. To the extent that the Plans give the Manager and Distributor greater flexibility in connection with the distribution of shares of the Portfolios, additional sales of the Portfolios' shares may result.

The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been fully defined, in the opinion of the Trust and the Manager, it should not prohibit banks from being paid for investment advisory, shareholder servicing, administrative services and recordkeeping, nor should it prevent the Manager or the Portfolios from compensating third parties for performing such functions. If, because of changes in law or regulation, or because of new interpretations of existing law, a bank or the Trust were prevented from continuing these arrangements, it is expected that the Trustees would make other arrangements for these services and that shareholders would not suffer adverse financial consequences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.

                            DESCRIPTION OF THE TRUST

TRUST ORGANIZATION. The U.S. Treasury Money Market Portfolio, U.S. Treasury Income Portfolio, General Money Market Portfolio and Tax-Exempt Money Market Portfolio are portfolios of The Valiant Fund.There are presently four Portfolios of the Trust, each of which offers Class A, Class B, Class C, Class D and Class E shares. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated January 29, 1993 (the "Trust Declaration"). A copy of the Trust Declaration is on file with the Secretary of The Commonwealth of Massachusetts. The Trust, a diversified, open-end management investment company, is not required to hold annual meetings of shareholders and does not intend to hold shareholder meetings unless required by the 1940 Act. Holders of shares representing 10% or more of the outstanding shares of the Trust may call a meeting for the purpose of voting on the removal of one or more Trustees. Special meetings may be called for the purpose of conducting specific items of Trust business.

Shareholders receive one vote for each dollar (or a proportionate fractional vote for each fraction of a dollar) of net asset value per share owned. The shares of each Portfolio are classified into five classes. Each Portfolio votes separately with respect to issues affecting only that Portfolio. Holders of a particular class of shares have the exclusive right to vote on matters submitted to shareholders pertaining only to that class. Pursuant to the Trust Declaration, the Trustees have the authority to create additional Portfolios and to issue additional classes of shares for each Portfolio of the Trust, subject to receipt of any required regulatory approval. Shareholders may direct any questions they may have about the Trust to the Distributor at 1-800-828-2176.

The assets of the Trust received for the issue or sale of shares of each Portfolio and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are especially allocated to such Portfolio, and constitute the underlying assets of such Portfolio. The underlying assets of each Portfolio are segregated on the books of account, and are to be charged with the liabilities with respect to such Portfolio and with a share of the general expenses of the Trust. Expenses with respect to the Trust are to be allocated in proportion to the asset value of the respective Portfolios except where allocations of direct expense or class specific expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which expenses are allocable to a given Portfolio or class thereof, or which are general or allocable to all of the Portfolios. In the event of the dissolution or liquidation of the Trust, shareholders of each class of each Portfolio are entitled to receive the underlying assets of such class of such Portfolio available for distribution.

SHAREHOLDER AND TRUSTEE LIABILITY. The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such trust may, under certain circumstances, be held personally liable for the obligations of the Trust. The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation or instrument entered into or executed by the Trust or the Trustees shall include a provision limiting the obligations created thereby to the Trust and its assets. The Declaration of Trust provides for indemnification out of each Portfolio's property of any shareholders held personally liable for the obligations of the Portfolio. The Declaration of Trust also provides that each Portfolio shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Portfolio and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations. The Trustees believe that, in view of the above, the risk of personal liability to shareholders is remote.

The Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

VOTING RIGHTS. Each Portfolio's capital consists of shares of beneficial interest. The shares have no preemptive or conversion or exchange rights; the voting and dividend rights, and the right of redemption are described in the Prospectuses. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Holders of shares representing 10% or more of the votes represented by all outstanding shares of the Trust or a Portfolio may, as set forth in the By-Laws, call meetings of the Trust or a Portfolio or Class for any purpose related to the Trust or a Portfolio, as the case may be, including, in the case of a meeting of the entire Trust, the purpose of voting on removal of one or more Trustees. The Trust or any Portfolio may be terminated upon the sale of its assets to another open-end management investment company, if approved by vote of the holders of shares representing a majority of the votes represented by all outstanding shares of the Trust or the Portfolio. If not so terminated, the Trust and the Portfolios will continue indefinitely.


PRINCIPAL HOLDERS OF SECURITIES. As of November 30, 1999, to the knowledge of the Trust's Management, the following persons owned of record or beneficially 5% or more of the outstanding shares of any class of a Portfolio.

----------------------------------------------------------- ------------------ ----------------------------
                                                                       SHARES            PERCENT
                                                                       ------            -------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------- --------------------------------------- ------------------ ----------------------------
Class A Shares      Citizens Trust Co.                             816,840.45             5.53%
                    870 Westminister Street
                    Providence, RI  02903
------------------- --------------------------------------- ------------------ ----------------------------
                    State Street Bank                            1,380,791.97             9.35%
                    108 Myrtle Street
                    North Quincy, MA  02171
------------------- --------------------------------------- ------------------ ----------------------------
                    Reliance Trust Company                      12,143,292.68            82.26%
                    P.O.Box 48449
                    Atlanta, GA  48449
------------------- --------------------------------------- ------------------ ----------------------------
Class B Shares      Hare & Co.                                  58,044,303.10            100.00%
                    One Wall Street
                    New York, NY  10286
------------------- --------------------------------------- ------------------ ----------------------------
Class D Shares      Hare & Co.                                  49,560,542.03            18.24%
                    One Wall Street
                    New York, NY  10286
------------------- --------------------------------------- ------------------ ----------------------------
                    First Union National Bank                  183,922,629.65            67.67%
                    1525 West Wt Harris Blvd
                    Charlotte, NC  28288
------------------- --------------------------------------- ------------------ ----------------------------
                    Reliance Trust Company                      36,261,290.29            13.34%
                    P.O.Box 48449
                    Atlanta, GA  48449
------------------- --------------------------------------- ------------------ ----------------------------
Class E Shares      First Union National Bank                   37,355,598.90            100.00%
                    1525 West Wt Harris Blvd
                    Charlotte, NC  28288

------------------- --------------------------------------- ------------------ ----------------------------

U.S. TREASURY INCOME PORTFOLIO
----------------------------------------------------------- ------------------ ----------------------------
Class A Shares      Integrity Investments, Inc.                        614.17            100.00%
                    871 Venetia Bay Blvd
                    Venice, FL  34292

----------------------------------------------------------- ------------------ ----------------------------
GENERAL MONEY MARKET PORTFOLIO
------------------- --------------------------------------- ------------------ ----------------------------
Class A Shares      David L. Babson                             12,932,240.22             5.15%
                    One Memorial Dr.
                    Cambridge, MA  02142
------------------- --------------------------------------- ------------------ ----------------------------
                    First Union National Bank                  218,336,110.42            86.90%
                    1525 West Wt Harris Blvd
                    Charlotte, NC  28288
------------------- --------------------------------------- ------------------ ----------------------------
Class B Shares      Reliance Trust Company                         529,600.50            75.16%
                    P.O.Box 48449
                    Atlanta, GA  48449
------------------- --------------------------------------- ------------------ ----------------------------
                    Coamerica Bank                                 175,017.52            24.84%
                    411 W. Layfayette
                    Detroit, MI  48226
------------------- --------------------------------------- ------------------ ----------------------------
Class D Shares      Century Financial                               66,700.00             5.42%
                    100 S. Federal Place
                    Santa Fe, NM  87501
------------------- --------------------------------------- ------------------ ----------------------------
                    Pyramid Construction                         1,163,136.14            94.58%
                    4425 Valley Road
                    Enola, PA  17025
------------------- --------------------------------------- ------------------ ----------------------------
Class E Shares      Reliance Trust Company                      27,643,290.42            100.00%
                    P.O.Box 48449
                    Atlanta, GA  48449

----------------------------------------------------------- ------------------ ----------------------------
TAX-EXEMPT MONEY MARKET PORTFOLIO
----------------------------------------------------------- ------------------ ----------------------------
Class A Shares      First Union National Bank                  224,111,727.12            96.90%
                    1525 West Wt Harris Blvd
                    Charlotte, NC  28288
------------------- --------------------------------------- ------------------ ----------------------------


*Any person or organization owning 25% or more of the outstanding shares of a Portfolio may be presumed to "control" (as that term is defined in the 1940 Act) such Portfolio. The Trust has adopted a code of ethics which contains a policy on personal securities transactions by "access persons." That policy complies, in all material respects, with the recommendations of the Investment Company Institute.

INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, 100 East Broad Street, Suite 2100, Columbus, Ohio 43215, serves as the Trust's independent accountants providing services including (1) audit of annual financial statements, (2) assistance and consultation in connection with SEC filings, and (3) review of the annual federal income tax returns filed on behalf of the Portfolios.

FINANCIAL STATEMENTS. The Trust's audited financial statements for the fiscal year ended August 31, 1999, including the notes thereto and the report of PricewaterhouseCoopers LLP thereon are incorporated herein by reference from the Trust's 1999 Annual Report to Shareholders. A copy of the 1999 Annual Report to Shareholders accompanies the delivery of this SAI.

APPENDIX

NRSRO RATINGS

Description of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P") commercial paper and bond ratings:

SHORT-TERM DEBT RATINGS

MOODY'S EMPLOYS THREE DESIGNATIONS, ALL JUDGED TO BE INVESTMENT GRADE, TO INDICATE THE RELATIVE REPAYMENT CAPACITY OF RATED ISSUERS. THE HIGHEST DESIGNATION IS AS FOLLOWS:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

  - Leading market positions in well-established industries.
  - High rates of return on funds employed.
  - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
  - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
  - Well-established access to a range of financial markets and assured sources of alternate liquidity.

S&P SHORT-TERM DEBT RATINGS ARE GRADED INTO FOUR CATEGORIES, RANGING FROM "A" FOR THE HIGHEST QUALITY OBLIGATIONS TO "D" FOR THE LOWEST. THE HIGHEST RATINGS IN THE "A" CATEGORY ARE DESCRIBED AS FOLLOWS:

"A"-Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2 and 3 to indicate the relative degree of safety.

"A-1"-This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be noted with a plus (+) sign designation.

MUNICIPAL OBLIGATIONS

Moody's ratings for state and municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in short-term borrowing risk are of lesser importance in the long run. The highest MIG quality rating is defined as follows:

MIG-1-Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

A short-term rating may also be assigned to an issue having a demand feature. Such ratings will be designated as VMIG to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met. A VMIG-1 rating carries the same definition as MIG-1.

S&P'S HIGHEST QUALITY RATING FOR SHORT-TERM STATE AND MUNICIPAL NOTES IS DEFINED AS FOLLOWS:

SP-1- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

                                     PART C


                                OTHER INFORMATION

ITEM 23.      EXHIBITS
                  Exhibit
                  Number           Description of Exhibit
                  ------           ----------------------
                  (a)              Agreement and Declaration of Trust dated January 29, 1993 *
                  (b)              By-laws dated January 29, 1993 *
                  (c)              Not Applicable
                  (d)(1)           Management Agreement with Integrity Management & Research, Inc. dated July 29, 1993 *
                  (d)(2)           Sub-Adviser Agreement between Adviser and David L. Babson & Co. Inc. dated June 30, 1995 *
                  (e)              Distribution Agreement dated July 29, 1993 *
                  (f)              Not Applicable
                  (g)(1)           Custody Agreement dated September 1, 1998  **
                  (h)(1)           Transfer Agency Agreement dated September 1, 1998 **
                  (h)(2)           Administration Agreement dated September 1, 1998 **
                  (h)(3)           Fund Accounting Agreement dated September 1, 1998 **
                  (i)              Opinion and Consent of Counsel to the Registrant ***
                  (j)              Consent of PricewaterhouseCoopers LLP (Independent Auditors)***
                  (k)              None
                  (l)              Subscription Agreement *
                  (m)(1)           Distribution and Shareholder Servicing Plan for dated July 29, 1993 *
                  (m)(1)(a)        Amendment No. 1 to the Distribution and Shareholder Servicing Plan dated December 30, 1993  *
                  (m)(1)(b)        Amendment No. 2 to the Distribution and Shareholder Servicing Plan dated December 19, 1995  ***
                  (m)(2)           Distribution and Shareholder Servicing Plan for Class C Shares dated December 1, 1995 ***
                  (m)(3)           Distribution and Shareholder Servicing Plan for Class D Shares dated December 19, 1995 ***
                  (m)(4)           Distribution and Shareholder Servicing Plan for Class E Shares dated March 16, 1999  ***
                  (n)              Financial Data Schedules ***
                  (o)              Amended and Restated Plan Pursuant for Multiple Class Shares dated March 16, 1999 ***
                  (p)              Powers of Attorney

                  *   Incorporated herein by reference to Post Effective Amendment No. 6 to the Registration Statement,
                      filed December 19, 1997.
                  **  Incorporated herein by reference to Post Effective Amendment No. 7 to the Registration Statement,
                      filed November 24, 1998.
                  *** Incorporated herein by reference to this Post Effective Amendment No. 10 to the Registration Statement,
                      filed December 28, 1999.


ITEM 24.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None.


ITEM 25.      INDEMNIFICATION

         Article VIII of Registrant's Agreement and Declaration of Trust provides that each of its Trustees and each Officer (and his heirs, executors, and administrators) may be indemnified against all liabilities and expense arising out of the defense or disposition of any action, suit, or other proceeding in which such person may be or may have been involved by reason of being or having been such a Trustee or Officer, except with respect to any matter as to which such person otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

         Insofar as indemnification for liability arising under the 1933 Act may be permitted to Trustees, Officers and Controlling Persons of registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the

                                    Page C-1
payment by Registrant of expenses incurred or paid by a Trustee, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


ITEM 26.      BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


         (a) The description of Integrity Management & Research, Inc. (the "Manager") under the caption "Fund Management" in the Prospectus which is Part A to this Registration Statement is incorporated herein by reference. Mr. Curcio is the sole officer of the Manager since October, 1992 and holds no other positions in any business profession or employment.

         (b) David L. Babson and Co. Inc. ("Babson") Cambridge, MA is an investment adviser registered under the Investment Advisers' Act of 1940, as amended (the "Advisers Act") and serves as Sub-Adviser to the Registrant. David L. Babson and Co. Inc. is an indirect, wholly-owned subsidiary of Mass Mutual Life Insurance Company. To the knowledge of Registrant, none of the directors or officers of Integrity Investments or David L. Babson and Co. Inc. is or has been at any time during the past two fiscal years engaged in any other business profession, vocation or employment of a substantial nature, except that certain directors and officers of David L. Babson and Co. Inc. may also hold positions with, David L. Babson and Co. Inc.'s parent.

         Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of David L. Babson and Co. Inc. who are engaged in any other business, profession, vocation or employment of a substantial nature.

                    DAVID L. BABSON AND COMPANY INCORPORATED

                                            Position with David L. Babson
Name                                        And Company, Incorporated              Other Business Connections
----                                        -------------------------              --------------------------
Hanl Khalil Findakly                        Director                               Potomac Babson Inc.

James Walter MacAllen                       Director, President, Chief Executive   Potomac Babson Inc.
                                            Officer and Chief Investment Officer

Edward Louis Martin                         Director, Executive Vice President     None

Peter Conkling Schlieman                    Managing Director, Executive Vice      None
                                            President

Roland Whiting Whitridge                    Director, Senior Vice President        None

Jonathan Buck Treat                         Senior Vice President                  None

Frank Louis Tarantino                       Chief Operating Officer, Clerk and
                                            Senior Vice President

ITEM 27.      PRINCIPAL UNDERWRITER

         (a) Integrity Investments, Inc. (the "Underwriter") does not act as the principal underwriter of any other investment company.

                                    Page C-2

         (b) The following table presents certain information with respect to each director and officer of the Distributor.

NAME AND PRINCIPAL ADDRESS                  POSITIONS AND OFFICES               POSITIONS AND OFFICES
                                            WITH UNDERWRITER                    WITH REGISTRANT
Richard Curcio                              President, Director                 President, Chairman of
Integrity Investments, Inc.                                                     Board of Trustees
871 Venetia Bay Boulevard, Suite 370
Venice, Florida 34292

         (c)      Not applicable


ITEM 28.      LOCATION OF ACCOUNTS AND RECORDS


         Each account, book or other document required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rule 31a-1 thereunder will be maintained at the offices of:

         (a) David L. Babson & Co. Inc., One Memorial Drive, Cambridge, MA 02142 (records relating to its functions as sub-investment adviser).

         (b) Integrity Investments, 871 Venetia Bay Boulevard, Suite 370, Venice, FL 34292 (records relating to service as distributor).

         (c) BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to service as administrator).

         (d) The Bank of New York, 100 Church Street-10th Floor, New York, New York 10286 (records relating to services as Custodian).


ITEM 29.      MANAGEMENT SERVICES

         None.

ITEM 30.      UNDERTAKINGS

         None.
                                     NOTICE

         A copy of the Agreement and Declaration of Trust of The Valiant Fund is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Registrant.

                                    Page C-3

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 10 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of North Quincy and Commonwealth of Massachusetts on the 28 day of December, 1999.

                        The Valiant Fund
                        By: RICHARD F. CURCIO*
                            ---------------------------------
                            Richard F. Curcio, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 10 to the Registration Statement of The Valiant Fund has been signed below by the following persons in the capacities indicated on the 28 day of December, 1999.

SIGNATURE                                            TITLE
---------                                            -----
/s/ Susan M. Schwartz                                Vice President, Treasurer and Secretary
------------------------------
Susan M. Schwartz

JOHN S. CULBERTSON*                                  Trustee
------------------------------
John S. Culbertson

RICHARD F. CURCIO*                                   Trustee and President
------------------------------
Richard F. Curcio

RUFUS C. CUSHMAN, JR.*                               Trustee
------------------------------
Rufus C. Cushman, Jr.

HENRY W. DAY, JR.*                                   Trustee
------------------------------
Henry W. Day, Jr.

ROGER F. DUMAS*                                      Trustee
------------------------------
Roger F. Dumas

KENNETH J. PHELPS*                                   Trustee
------------------------------
Kenneth J. Phelps


*By:     /s/ Susan M. Schwartz
         ---------------------
         Susan M. Schwartz
         Attorney-in-Fact

                                                  THE VALIANT FUND

                                                 INDEX OF EXHIBITS

DESCRIPTION OF EXHIBIT                                                                             EXHIBIT REFERENCE
----------------------                                                                             -----------------
Opinion and Consent of Counsel to the Registrant...........................................................(i)
Consent of PricewaterhouseCoopers LLP (Independent Auditors) ..............................................(j)
Amendment No. 2 to the Distribution and Shareholder Servicing Plan dated December 19, 1995 ..........(m)(1)(b)
Distribution and Shareholder Servicing Plan for Class C Shares dated December 1, 1995...................(m)(2)
Distribution and Shareholder Servicing Plan for Class D Shares dated December 19, 1995..................(m)(3)
Distribution and Shareholder Servicing Plan for Class E Shares dated March 16, 1999.....................(m)(4)
Financial Data Schedules...................................................................................(n)
Amended and Restated Plan Pursuant for Multiple Class Shares dated March 16, 1999..........................(o)